2016 Annual Report

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3

S-6407 CC (5/17)	Issued by: RiverSource Life Insurance Company

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 offered through RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 sponsored by RiverSource Life Insurance Company, as indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinions.

Minneapolis, Minnesota

April 21, 2017

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$7,611,976	$6,365,466	$88,721,379	$127,862,656	$49,294,984
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,426	13,065	27,922	101,939	65,030
Receivable for share redemptions	6,632	11,011	107,384	92,800	69,398
Total assets	7,621,034	6,389,542	88,856,685	128,057,395	49,429,412

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,632	4,790	63,714	92,681	40,647
Contract terminations	—	6,222	43,670	119	28,751
Payable for investments purchased	2,426	13,065	27,922	101,939	65,030
Total liabilities	9,058	24,077	135,306	194,739	134,428
Net assets applicable to contracts in accumulation period	7,611,428	6,365,465	88,529,583	127,609,162	49,202,691
Net assets applicable to contracts in payment period	—	—	191,796	253,494	91,809
Net assets applicable to seed money	548	—	—	—	484
Total net assets	$7,611,976	$6,365,465	$88,721,379	$127,862,656	$49,294,984
(1) Investment shares	658,475	295,793	2,877,761	9,716,007	5,030,100
(2) Investments, at cost	$7,627,329	$5,125,618	$63,309,096	$151,749,043	$51,012,620

Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$22,461,899	$69,235,236	$25,605,688	$221,302,966	$77,156,935
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	41,700	10,012	18,530	65,750	12,335
Receivable for share redemptions	15,919	165,851	22,241	281,508	74,744
Total assets	22,519,518	69,411,099	25,646,459	221,650,224	77,244,014

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,919	51,602	19,199	168,606	65,479
Contract terminations	—	114,249	3,042	112,902	9,265
Payable for investments purchased	41,700	10,012	18,530	65,750	12,335
Total liabilities	57,619	175,863	40,771	347,258	87,079
Net assets applicable to contracts in accumulation period	22,355,211	69,068,399	25,580,184	220,957,216	76,756,819
Net assets applicable to contracts in payment period	106,688	166,837	25,504	345,342	399,953
Net assets applicable to seed money	—	—	—	408	163
Total net assets	$22,461,899	$69,235,236	$25,605,688	$221,302,966	$77,156,935
(1) Investment shares	2,399,776	3,276,632	1,683,477	21,096,565	5,770,900
(2) Investments, at cost	$18,649,328	$54,431,555	$19,467,303	$154,754,817	$83,967,376

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$21,153,746	$418,875,477	$3,324,384	$78,269,292	$344,383,537
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,541	258,468	4,176	27,822	3,686
Receivable for share redemptions	50,467	565,040	2,810	84,755	423,910
Total assets	21,205,754	419,698,985	3,331,370	78,381,869	344,811,133

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,811	349,456	2,810	63,852	279,937
Contract terminations	35,656	215,584	—	20,902	143,973
Payable for investments purchased	1,541	258,468	4,176	27,822	3,686
Total liabilities	52,008	823,508	6,986	112,576	427,596
Net assets applicable to contracts in accumulation period	21,087,790	414,955,018	3,323,301	78,223,652	339,840,506
Net assets applicable to contracts in payment period	65,879	3,920,407	—	45,563	4,543,019
Net assets applicable to seed money	77	52	1,083	78	12
Total net assets	$21,153,746	$418,875,477	$3,324,384	$78,269,293	$344,383,537
(1) Investment shares	10,303,822	17,885,375	530,205	4,367,706	8,882,732
(2) Investments, at cost	$19,358,249	$325,467,048	$3,599,314	$69,753,979	$204,904,680

Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$4,198,770	$581,936,352	$9,333,704	$125,958,408	$106,327,171
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,254	27,258	4,927	45,627	113,598
Receivable for share redemptions	3,605	670,003	20,340	124,787	86,349
Total assets	4,206,629	582,633,613	9,358,971	126,128,822	106,527,118

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,605	439,197	7,523	100,074	81,214
Contract terminations	—	230,806	12,817	24,713	5,135
Payable for investments purchased	4,254	27,258	4,927	45,627	113,598
Total liabilities	7,859	697,261	25,267	170,414	199,947
Net assets applicable to contracts in accumulation period	4,198,662	578,371,165	9,307,411	125,557,096	106,012,187
Net assets applicable to contracts in payment period	—	3,565,175	25,544	401,300	314,972
Net assets applicable to seed money	108	12	749	12	12
Total net assets	$4,198,770	$581,936,352	$9,333,704	$125,958,408	$106,327,171
(1) Investment shares	453,431	26,548,191	983,530	8,845,394	12,523,813
(2) Investments, at cost	$4,359,900	$326,948,870	$9,399,363	$116,267,138	$135,670,778

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$153,262,248	$283,325,730	$182,316,243	$413,782,962	$124,428,712
Dividends receivable	42	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	78,772	1,512	7,794	111,538	17,984
Receivable for share redemptions	636,612	265,610	153,322	367,780	112,286
Total assets	153,977,674	283,592,852	182,477,359	414,262,280	124,558,982

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	119,123	216,581	136,998	315,856	87,928
Contract terminations	517,489	49,029	16,324	51,924	24,358
Payable for investments purchased	78,772	1,512	7,794	111,538	17,984
Total liabilities	715,384	267,122	161,116	479,318	130,270
Net assets applicable to contracts in accumulation period	152,834,123	281,603,624	182,014,940	410,974,417	123,915,482
Net assets applicable to contracts in payment period	428,155	1,722,094	301,292	2,808,533	513,219
Net assets applicable to seed money	12	12	11	12	11
Total net assets	$153,262,290	$283,325,730	$182,316,243	$413,782,962	$124,428,712
(1) Investment shares	153,262,248	41,788,456	23,988,979	39,940,440	9,578,808
(2) Investments, at cost	$153,248,333	$279,205,704	$211,777,692	$418,624,798	$79,426,734

Dec. 31, 2016 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$241,925,166	$29,208,155	$16,133,637	$390,968,102	$1,225,828,291
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	444,511	1,652	52,886	413,610	250,606
Receivable for share redemptions	376,322	108,186	42,058	537,036	1,353,869
Total assets	242,745,999	29,317,993	16,228,581	391,918,748	1,227,432,766

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	189,032	24,757	13,206	332,021	1,028,994
Contract terminations	187,290	83,429	28,852	205,015	324,875
Payable for investments purchased	444,511	1,652	52,886	413,610	250,606
Total liabilities	820,833	109,838	94,944	950,646	1,604,475
Net assets applicable to contracts in accumulation period	240,582,250	29,123,343	16,031,509	390,967,970	1,225,776,538
Net assets applicable to contracts in payment period	1,342,860	84,464	101,436	—	51,671
Net assets applicable to seed money	56	348	692	132	82
Total net assets	$241,925,166	$29,208,155	$16,133,637	$390,968,102	$1,225,828,291
(1) Investment shares	14,264,456	3,097,365	1,629,660	36,267,913	110,634,322
(2) Investments, at cost	$160,094,240	$29,973,379	$16,409,828	$383,556,597	$1,189,143,394

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$7,649,391,676	$11,730,362,549	$75,221,954	$73,343,310	$88,734,131
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,538,081	1,464,979	1,942	5,504	20,444
Receivable for share redemptions	6,878,432	10,711,595	103,171	99,771	81,775
Total assets	7,657,808,189	11,742,539,123	75,327,067	73,448,585	88,836,350

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,151,261	9,724,526	60,909	54,308	72,938
Contract terminations	727,171	987,069	42,262	45,463	8,837
Payable for investments purchased	1,538,081	1,464,979	1,942	5,504	20,444
Total liabilities	8,416,513	12,176,574	105,113	105,275	102,219
Net assets applicable to contracts in accumulation period	7,648,889,190	11,729,240,737	74,553,860	73,128,834	87,827,023
Net assets applicable to contracts in payment period	502,431	1,121,779	668,082	214,465	907,096
Net assets applicable to seed money	55	33	12	11	12
Total net assets	$7,649,391,676	$11,730,362,549	$75,221,954	$73,343,310	$88,734,131
(1) Investment shares	655,474,865	945,234,694	3,616,440	3,691,158	7,064,819
(2) Investments, at cost	$7,375,037,319	$10,809,878,525	$44,834,933	$44,734,494	$83,760,576

Dec. 31, 2016 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
Assets
Investments, at fair value(1),(2)	$33,622,192	$49,320,894	$98,321,980	$21,831,257	$20,910,883
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	38	1,581	2,831	64	4,140
Receivable for share redemptions	38,030	61,609	108,104	24,435	62,839
Total assets	33,660,260	49,384,084	98,432,915	21,855,756	20,977,862

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	24,549	35,309	73,087	16,392	16,728
Contract terminations	13,481	26,300	35,017	8,043	46,111
Payable for investments purchased	38	1,581	2,831	64	4,140
Total liabilities	38,068	63,190	110,935	24,499	66,979
Net assets applicable to contracts in accumulation period	33,596,066	49,296,144	97,902,558	21,811,306	20,891,698
Net assets applicable to contracts in payment period	26,115	24,739	419,411	19,951	18,882
Net assets applicable to seed money	11	11	11	—	303
Total net assets	$33,622,192	$49,320,894	$98,321,980	$21,831,257	$20,910,883
(1) Investment shares	1,649,764	2,296,131	9,527,324	4,984,305	1,613,494
(2) Investments, at cost	$21,643,651	$29,621,321	$98,560,753	$40,993,541	$21,996,320

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$173,277,188	$430,384,411	$113,579,895	$422,841,938	$54,726,266
Dividends receivable	482,906	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	34,426	18,614	—	14,984	27,223
Receivable for share redemptions	228,021	562,750	143,350	580,125	46,477
Total assets	174,022,541	430,965,775	113,723,245	423,437,047	54,799,966

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	130,685	335,879	79,899	314,654	40,044
Contract terminations	97,337	226,871	63,451	265,471	6,433
Payable for investments purchased	517,331	18,614	—	14,984	27,223
Total liabilities	745,353	581,364	143,350	595,109	73,700
Net assets applicable to contracts in accumulation period	172,873,850	429,263,355	112,773,468	421,524,628	54,501,472
Net assets applicable to contracts in payment period	403,338	1,120,893	806,427	1,316,995	224,794
Net assets applicable to seed money	—	163	—	315	—
Total net assets	$173,277,188	$430,384,411	$113,579,895	$422,841,938	$54,726,266
(1) Investment shares	18,712,439	13,263,002	5,753,794	12,801,754	3,100,638
(2) Investments, at cost	$173,679,690	$366,995,752	$79,145,124	$369,671,997	$53,672,477

Dec. 31, 2016 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$73,345,692	$111,334,359	$54,093,592	$117,426,624	$143,883,993
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	204,929	91,559	258,243	8,702	34,911
Receivable for share redemptions	73,316	103,632	77,726	164,660	255,546
Total assets	73,623,937	111,529,550	54,429,561	117,599,986	144,174,450

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	58,467	80,255	45,985	89,770	107,394
Contract terminations	14,849	23,377	31,741	74,890	148,152
Payable for investments purchased	204,929	91,559	258,243	8,702	34,911
Total liabilities	278,245	195,191	335,969	173,362	290,457
Net assets applicable to contracts in accumulation period	73,230,673	111,096,077	53,999,704	117,383,157	143,646,691
Net assets applicable to contracts in payment period	114,474	238,282	93,634	43,120	236,770
Net assets applicable to seed money	545	—	254	347	532
Total net assets	$73,345,692	$111,334,359	$54,093,592	$117,426,624	$143,883,993
(1) Investment shares	6,679,936	7,220,127	3,517,139	5,847,939	7,432,024
(2) Investments, at cost	$75,324,297	$131,973,961	$55,504,988	$104,967,725	$121,010,256

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$32,181,282	$164,127,450	$4,563,342	$118,004,277	$47,937,622
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,228	233	9,281	22,594
Receivable for share redemptions	43,280	210,418	3,697	128,910	44,234
Total assets	32,224,562	164,342,096	4,567,272	118,142,468	48,004,450

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26,194	115,292	3,688	84,261	34,020
Contract terminations	17,086	95,126	9	44,649	10,214
Payable for investments purchased	—	4,228	233	9,281	22,594
Total liabilities	43,280	214,646	3,930	138,191	66,828
Net assets applicable to contracts in accumulation period	32,180,924	163,145,312	4,562,809	117,344,577	47,929,852
Net assets applicable to contracts in payment period	—	982,138	—	659,700	7,770
Net assets applicable to seed money	358	—	533	—	—
Total net assets	$32,181,282	$164,127,450	$4,563,342	$118,004,277	$47,937,622
(1) Investment shares	1,980,387	10,112,597	502,571	6,685,795	922,587
(2) Investments, at cost	$34,887,091	$150,700,498	$4,794,619	$88,904,719	$36,094,377

Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Assets
Investments, at fair value(1),(2)	$42,960,041	$151,864,607	$37,763,135	$47,481,624	$77,046,097
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	118,066	6,328	1,661	14,135	71,125
Receivable for share redemptions	56,912	403,032	34,591	81,514	79,908
Total assets	43,135,019	152,273,967	37,799,387	47,577,273	77,197,130

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	36,142	111,237	26,445	35,995	56,973
Contract terminations	20,769	291,795	8,146	45,519	22,935
Payable for investments purchased	118,066	6,328	1,661	14,135	71,125
Total liabilities	174,977	409,360	36,252	95,649	151,033
Net assets applicable to contracts in accumulation period	42,647,013	151,711,122	37,748,043	47,368,142	76,809,913
Net assets applicable to contracts in payment period	312,707	153,485	15,092	113,482	236,184
Net assets applicable to seed money	322	—	—	—	—
Total net assets	$42,960,042	$151,864,607	$37,763,135	$47,481,624	$77,046,097
(1) Investment shares	3,828,881	8,155,994	1,431,506	2,058,154	2,375,034
(2) Investments, at cost	$44,747,082	$107,514,288	$28,799,557	$52,691,729	$67,908,379

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Assets
Investments, at fair value(1),(2)	$19,357,427	$19,520,934	$18,609,622	$53,508,439	$6,950,769
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,953	21,394	7,656	27,056	409
Receivable for share redemptions	28,886	38,387	22,618	50,805	6,122
Total assets	19,389,266	19,580,715	18,639,896	53,586,300	6,957,300

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,467	13,610	16,058	44,091	6,122
Contract terminations	15,420	24,778	6,560	6,714	—
Payable for investments purchased	2,953	21,394	7,656	27,056	409
Total liabilities	31,840	59,782	30,274	77,861	6,531
Net assets applicable to contracts in accumulation period	19,277,375	19,520,589	18,392,428	53,463,667	6,910,508
Net assets applicable to contracts in payment period	80,051	344	216,839	44,544	39,814
Net assets applicable to seed money	—	—	355	228	447
Total net assets	$19,357,426	$19,520,933	$18,609,622	$53,508,439	$6,950,769
(1) Investment shares	3,958,574	1,091,165	2,313,479	4,236,614	625,069
(2) Investments, at cost	$18,194,407	$16,768,499	$25,598,277	$54,942,969	$7,396,736

Dec. 31, 2016 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$18,891,160	$44,874,466	$23,411,632	$14,856,790	$60,486,288
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	761	23,664	10,594	4,042	30,293
Receivable for share redemptions	27,330	58,586	16,267	12,894	58,863
Total assets	18,919,251	44,956,716	23,438,493	14,873,726	60,575,444

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,918	34,523	16,267	12,708	44,017
Contract terminations	14,412	24,063	—	186	14,846
Payable for investments purchased	761	23,664	10,594	4,042	30,293
Total liabilities	28,091	82,250	26,861	16,936	89,156
Net assets applicable to contracts in accumulation period	18,786,976	44,843,717	23,302,968	14,856,380	60,337,398
Net assets applicable to contracts in payment period	104,184	29,939	108,664	—	148,890
Net assets applicable to seed money	—	810	—	410	—
Total net assets	$18,891,160	$44,874,466	$23,411,632	$14,856,790	$60,486,288
(1) Investment shares	2,225,107	1,585,110	980,797	1,256,920	3,976,745
(2) Investments, at cost	$14,031,951	$41,414,938	$33,832,910	$15,149,292	$68,672,466

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$31,851,415	$182,085,209	$45,177,955	$24,688,850	$3,072,011
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	426	42,290	60,830	35,143	1,027
Receivable for share redemptions	22,736	179,147	34,248	56,182	2,633
Total assets	31,874,577	182,306,646	45,273,033	24,780,175	3,075,671

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22,173	139,628	34,248	19,596	2,633
Contract terminations	563	39,519	—	36,586	—
Payable for investments purchased	426	42,290	60,830	35,143	1,027
Total liabilities	23,162	221,437	95,078	91,325	3,660
Net assets applicable to contracts in accumulation period	31,772,377	181,673,038	45,103,322	24,599,206	3,071,489
Net assets applicable to contracts in payment period	79,038	411,907	74,633	89,397	—
Net assets applicable to seed money	—	264	—	247	522
Total net assets	$31,851,415	$182,085,209	$45,177,955	$24,688,850	$3,072,011
(1) Investment shares	2,122,013	6,905,014	4,360,806	2,887,585	331,036
(2) Investments, at cost	$31,361,024	$182,783,179	$38,962,285	$32,514,430	$3,222,830

Dec. 31, 2016 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$13,664,318	$97,848,786	$344,745,175	$91,572,198	$93,645,868
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,691	25,560	64,326	18,211	33,678
Receivable for share redemptions	23,114	90,181	418,914	197,144	74,764
Total assets	13,695,123	97,964,527	345,228,415	91,787,553	93,754,310

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,204	76,026	260,235	71,488	72,757
Contract terminations	12,910	14,155	158,679	125,656	2,006
Payable for investments purchased	7,691	25,560	64,326	18,211	33,678
Total liabilities	30,805	115,741	483,240	215,355	108,441
Net assets applicable to contracts in accumulation period	13,662,696	97,596,013	343,521,093	91,455,266	93,114,761
Net assets applicable to contracts in payment period	1,622	252,244	1,223,559	116,417	530,713
Net assets applicable to seed money	—	529	523	515	395
Total net assets	$13,664,318	$97,848,786	$344,745,175	$91,572,198	$93,645,869
(1) Investment shares	1,262,876	2,824,734	67,997,076	3,855,671	9,253,544
(2) Investments, at cost	$13,325,764	$93,326,050	$360,008,805	$79,338,442	$101,659,570

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$4,210,052	$18,972,590	$26,702,635	$14,585,396	$25,511,894
Dividends receivable	—	29,589	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	500	22,202	62,731	30,760	—
Receivable for share redemptions	3,813	54,560	19,158	10,256	58,901
Total assets	4,214,365	19,078,941	26,784,524	14,626,412	25,570,795

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,795	15,551	18,767	10,241	17,585
Contract terminations	18	39,009	391	15	41,316
Payable for investments purchased	500	51,791	62,731	30,760	—
Total liabilities	4,313	106,351	81,889	41,016	58,901
Net assets applicable to contracts in accumulation period	4,209,392	18,958,002	26,645,131	14,558,794	25,461,881
Net assets applicable to contracts in payment period	—	—	57,504	26,602	50,013
Net assets applicable to seed money	660	14,588	—	—	—
Total net assets	$4,210,052	$18,972,590	$26,702,635	$14,585,396	$25,511,894
(1) Investment shares	364,507	1,783,138	1,702,974	1,182,919	780,658
(2) Investments, at cost	$4,383,821	$19,587,473	$26,164,236	$15,594,938	$16,696,349

Dec. 31, 2016 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$11,189,554	$1,085,154,258	$870,142,362	$23,574,696	$100,365,294
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	75,870	304,328	1,534	12,976	20,465
Receivable for share redemptions	12,914	1,091,866	806,658	25,753	109,736
Total assets	11,278,338	1,086,550,452	870,950,554	23,613,425	100,495,495

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,914	858,163	651,163	19,231	74,737
Contract terminations	4,000	233,703	155,495	6,522	34,999
Payable for investments purchased	75,870	304,328	1,534	12,976	20,465
Total liabilities	88,784	1,396,194	808,192	38,729	130,201
Net assets applicable to contracts in accumulation period	11,151,708	1,084,893,387	870,142,351	23,572,095	100,139,282
Net assets applicable to contracts in payment period	37,140	260,807	—	2,008	226,001
Net assets applicable to seed money	706	64	11	593	11
Total net assets	$11,189,554	$1,085,154,258	$870,142,362	$23,574,696	$100,365,294
(1) Investment shares	1,573,777	65,135,310	52,135,552	3,006,976	18,281,474
(2) Investments, at cost	$12,133,369	$817,242,246	$546,858,027	$28,748,779	$134,279,380

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1	VP MFS Blended Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$507,921,753	$675,845,689	$5,115,100	$127,611,321	$32,885,133
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	46,548	—	10,309	48,125	17,633
Receivable for share redemptions	495,736	929,486	4,058	97,434	38,927
Total assets	508,464,037	676,775,175	5,129,467	127,756,880	32,941,693

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	439,763	543,318	4,050	94,587	24,382
Contract terminations	55,973	386,168	8	2,847	14,545
Payable for investments purchased	46,548	—	10,309	48,125	17,633
Total liabilities	542,284	929,486	14,367	145,559	56,560
Net assets applicable to contracts in accumulation period	507,761,162	675,845,678	5,114,329	127,352,549	32,844,716
Net assets applicable to contracts in payment period	160,556	—	—	258,772	40,406
Net assets applicable to seed money	35	11	771	—	11
Total net assets	$507,921,753	$675,845,689	$5,115,100	$127,611,321	$32,885,133
(1) Investment shares	39,252,067	52,229,188	523,016	5,813,728	1,949,326
(2) Investments, at cost	$455,587,711	$573,019,500	$5,215,030	$121,083,619	$19,219,970

Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$6,581,507,479	$8,937,621,281	$3,592,456,308	$3,098,934,815	$1,362,169,282
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	128,711	35,939	78,977	115,537	250,242
Receivable for share redemptions	6,301,865	9,598,328	3,564,179	3,925,410	1,398,539
Total assets	6,587,938,055	8,947,255,548	3,596,099,464	3,102,975,762	1,363,818,063

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,392,850	6,889,274	2,881,264	2,333,520	1,155,349
Contract terminations	909,015	2,709,054	682,915	1,591,890	243,190
Payable for investments purchased	128,711	35,939	78,977	115,537	250,242
Total liabilities	6,430,576	9,634,267	3,643,156	4,040,947	1,648,781
Net assets applicable to contracts in accumulation period	6,578,122,745	8,937,621,270	3,590,501,807	3,098,934,804	1,361,091,678
Net assets applicable to contracts in payment period	3,384,699	—	1,954,455	—	1,077,569
Net assets applicable to seed money	35	11	46	11	35
Total net assets	$6,581,507,479	$8,937,621,281	$3,592,456,308	$3,098,934,815	$1,362,169,282
(1) Investment shares	441,711,911	599,036,279	227,514,649	196,011,057	98,068,343
(2) Investments, at cost	$5,094,910,755	$6,049,913,316	$2,689,250,054	$1,981,745,706	$1,132,904,738

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$1,841,116,783	$4,307,898	$4,166,069	$95,186,872	$29,149,944
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	70	138	1,030	9,104	16,573
Receivable for share redemptions	1,705,332	3,600	3,392	211,972	30,438
Total assets	1,842,822,185	4,311,636	4,170,491	95,407,948	29,196,955

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,460,995	3,600	3,392	67,908	20,892
Contract terminations	244,337	—	—	144,064	9,546
Payable for investments purchased	70	138	1,030	9,104	16,573
Total liabilities	1,705,402	3,738	4,422	221,076	47,011
Net assets applicable to contracts in accumulation period	1,841,116,772	4,307,102	4,165,367	94,687,147	29,129,413
Net assets applicable to contracts in payment period	—	—	—	499,714	20,520
Net assets applicable to seed money	11	796	702	11	11
Total net assets	$1,841,116,783	$4,307,898	$4,166,069	$95,186,872	$29,149,944
(1) Investment shares	132,264,137	429,930	429,935	3,673,750	1,294,978
(2) Investments, at cost	$1,371,746,100	$4,302,443	$4,223,197	$49,298,260	$20,180,642

Dec. 31, 2016 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$19,002,499	$195,757,797	$269,942,381	$27,911,161	$34,690,366
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,147	201,207	7,868	—	1,439
Receivable for share redemptions	33,471	146,005	601,024	62,839	50,591
Total assets	19,044,117	196,105,009	270,551,273	27,974,000	34,742,396

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,867	142,345	194,925	19,506	25,919
Contract terminations	17,604	3,660	406,099	43,333	24,672
Payable for investments purchased	8,147	201,207	7,868	—	1,439
Total liabilities	41,618	347,212	608,892	62,839	52,030
Net assets applicable to contracts in accumulation period	19,002,181	195,363,250	269,277,712	27,339,829	34,567,094
Net assets applicable to contracts in payment period	—	394,536	664,658	571,332	123,272
Net assets applicable to seed money	318	11	11	—	—
Total net assets	$19,002,499	$195,757,797	$269,942,381	$27,911,161	$34,690,366
(1) Investment shares	1,892,679	8,280,787	10,174,986	1,456,741	7,795,588
(2) Investments, at cost	$19,164,311	$226,345,903	$292,371,977	$19,982,780	$36,547,646

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$54,889,199	$61,652,222	$6,314,881
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	666	142,519	138
Receivable for share redemptions	76,687	84,359	23,142
Total assets	54,966,552	61,879,100	6,338,161

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,933	47,999	5,275
Contract terminations	34,754	36,360	17,867
Payable for investments purchased	666	142,519	138
Total liabilities	77,353	226,878	23,280
Net assets applicable to contracts in accumulation period	54,734,022	61,598,135	6,311,638
Net assets applicable to contracts in payment period	154,570	53,505	2,690
Net assets applicable to seed money	607	582	553
Total net assets	$54,889,199	$61,652,222	$6,314,881
(1) Investment shares	2,224,937	7,401,227	866,239
(2) Investments, at cost	$44,186,461	$61,786,061	$6,804,442

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$45,792	$—	$736,973	$1,423,428	$941,332
Variable account expenses	82,419	63,630	787,939	1,208,823	423,471
Investment income (loss) — net	(36,627)	(63,630)	(50,966)	214,605	517,861

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,074,360	2,118,194	19,501,859	27,351,639	11,561,202
Cost of investments sold	2,096,592	1,782,671	14,278,131	33,003,057	14,297,026
Net realized gain (loss) on sales of investments	(22,232)	335,523	5,223,728	(5,651,418)	(2,735,824)
Distributions from capital gains	1,777	—	5,472,520	—	—
Net change in unrealized appreciation or depreciation of investments	247,996	(468,489)	(2,204,042)	2,425,223	16,162,907
Net gain (loss) on investments	227,541	(132,966)	8,492,206	(3,226,195)	13,427,083
Net increase (decrease) in net assets resulting from operations	$190,914	$(196,596)	$8,441,240	$(3,011,590)	$13,944,944

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$237,138	$907,034	$54,295	$3,211,327	$948,643
Variable account expenses	215,244	536,477	244,428	1,884,519	808,101
Investment income (loss) — net	21,894	370,557	(190,133)	1,326,808	140,542

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,249,959	9,712,941	6,440,461	31,857,896	17,155,345
Cost of investments sold	4,266,017	8,156,040	5,021,471	24,545,928	19,041,110
Net realized gain (loss) on sales of investments	983,942	1,556,901	1,418,990	7,311,968	(1,885,765)
Distributions from capital gains	—	2,639,466	1,146,770	—	—
Net change in unrealized appreciation or depreciation of investments	(2,753,102)	6,767,021	(1,547,999)	26,916,098	4,067,479
Net gain (loss) on investments	(1,769,160)	10,963,388	1,017,761	34,228,066	2,181,714
Net increase (decrease) in net assets resulting from operations	$(1,747,266)	$11,333,945	$827,628	$35,554,874	$2,322,256

Year ended Dec. 31, 2016 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$385,954	$—	$—	$—	$—
Variable account expenses	182,825	3,699,894	27,947	652,737	3,452,851
Investment income (loss) — net	203,129	(3,699,894)	(27,947)	(652,737)	(3,452,851)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,524,224	33,836,226	1,644,138	8,321,271	57,001,380
Cost of investments sold	3,209,440	26,184,573	1,926,899	7,641,556	36,085,975
Net realized gain (loss) on sales of investments	314,784	7,651,653	(282,761)	679,715	20,915,405
Distributions from capital gains	586,957	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	340,350	14,819,619	526,361	5,044,919	5,162,754
Net gain (loss) on investments	1,242,091	22,471,272	243,600	5,724,634	26,078,159
Net increase (decrease) in net assets resulting from operations	$1,445,220	$18,771,378	$215,653	$5,071,897	$22,625,308
See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Investment income
Dividend income	$—	$—	$202,500	$146,408	$—
Variable account expenses	49,201	5,426,268	83,088	1,317,766	1,133,774
Investment income (loss) — net	(49,201)	(5,426,268)	119,412	(1,171,358)	(1,133,774)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,889,451	99,607,103	2,883,670	30,127,776	26,838,367
Cost of investments sold	1,942,059	59,871,863	2,949,219	28,932,435	32,335,318
Net realized gain (loss) on sales of investments	(52,608)	39,735,240	(65,549)	1,195,341	(5,496,951)
Distributions from capital gains	—	—	—	—	3,285,472
Net change in unrealized appreciation or depreciation of investments	(72,587)	34,948,848	627,461	5,498,550	1,691,112
Net gain (loss) on investments	(125,195)	74,684,088	561,912	6,693,891	(520,367)
Net increase (decrease) in net assets resulting from operations	$(174,396)	$69,257,820	$681,324	$5,522,533	$(1,654,141)

Year ended Dec. 31, 2016 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$16,105	$17,492,023	$20,605,771	$7,415,660	$—
Variable account expenses	1,500,389	2,720,349	1,537,841	4,126,362	1,170,223
Investment income (loss) — net	(1,484,284)	14,771,674	19,067,930	3,289,298	(1,170,223)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	66,717,958	56,149,223	35,430,468	81,973,496	35,100,765
Cost of investments sold	66,712,153	56,349,476	41,152,151	82,513,496	23,364,532
Net realized gain (loss) on sales of investments	5,805	(200,253)	(5,721,683)	(540,000)	11,736,233
Distributions from capital gains	—	—	8,704,052	271,122	—
Net change in unrealized appreciation or depreciation of investments	(5,806)	15,119,077	(7,102,312)	13,476,815	(10,913,099)
Net gain (loss) on investments	(1)	14,918,824	(4,119,943)	13,207,937	823,134
Net increase (decrease) in net assets resulting from operations	$(1,484,285)	$29,690,498	$14,947,987	$16,497,235	$(347,089)

Year ended Dec. 31, 2016 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Investment income
Dividend income	$—	$915,012	$293,627	$—	$—
Variable account expenses	2,095,902	258,496	165,707	3,393,960	10,827,158
Investment income (loss) — net	(2,095,902)	656,516	127,920	(3,393,960)	(10,827,158)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,777,273	10,116,884	6,719,571	64,210,747	65,818,729
Cost of investments sold	21,671,184	10,484,753	6,498,458	63,088,440	64,224,212
Net realized gain (loss) on sales of investments	9,106,089	(367,869)	221,113	1,122,307	1,594,517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,214,418	728,551	(153,293)	6,861,829	29,356,526
Net gain (loss) on investments	24,320,507	360,682	67,820	7,984,136	30,951,043
Net increase (decrease) in net assets resulting from operations	$22,224,605	$1,017,198	$195,740	$4,590,176	$20,123,885

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$1,388,073
Variable account expenses	71,268,022	111,398,548	785,352	664,842	897,456
Investment income (loss) — net	(71,268,022)	(111,398,548)	(785,352)	(664,842)	490,617

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	378,783,613	340,058,745	16,750,924	16,742,231	19,898,307
Cost of investments sold	371,887,418	315,752,093	10,391,604	11,238,197	18,597,912
Net realized gain (loss) on sales of investments	6,896,195	24,306,652	6,359,320	5,504,034	1,300,395
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	247,558,189	351,962,441	(4,962,449)	3,936,480	(8,360,281)
Net gain (loss) on investments	254,454,384	376,269,093	1,396,871	9,440,514	(7,059,886)
Net increase (decrease) in net assets resulting from operations	$183,186,362	$264,870,545	$611,519	$8,775,672	$(6,569,269)

Year ended Dec. 31, 2016 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
Investment income
Dividend income	$—	$—	$2,947,483	$—	$440,470
Variable account expenses	288,608	421,322	953,211	206,964	213,278
Investment income (loss) — net	(288,608)	(421,322)	1,994,272	(206,964)	227,192

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,301,320	10,468,037	23,630,520	6,460,513	5,631,084
Cost of investments sold	7,452,128	7,023,331	23,387,122	13,276,483	6,002,396
Net realized gain (loss) on sales of investments	2,849,192	3,444,706	243,398	(6,815,970)	(371,312)
Distributions from capital gains	—	—	799,448	—	—
Net change in unrealized appreciation or depreciation of investments	2,770,548	2,614,410	(1,171,097)	9,341,625	1,019,271
Net gain (loss) on investments	5,619,740	6,059,116	(128,251)	2,525,655	647,959
Net increase (decrease) in net assets resulting from operations	$5,331,132	$5,637,794	$1,866,021	$2,318,691	$875,151

Year ended Dec. 31, 2016 (continued)	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Investment income
Dividend income	$6,093,184	$2,597,685	$1,657,100	$1,268,776	$705,960
Variable account expenses	1,613,694	4,162,732	944,311	3,803,447	547,746
Investment income (loss) — net	4,479,490	(1,565,047)	712,789	(2,534,671)	158,214

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,989,193	88,550,634	20,578,288	77,144,441	15,028,236
Cost of investments sold	39,419,649	79,200,094	15,630,175	72,938,096	14,445,773
Net realized gain (loss) on sales of investments	(1,430,456)	9,350,540	4,948,113	4,206,345	582,463
Distributions from capital gains	—	37,349,457	7,047,264	27,529,551	98,221
Net change in unrealized appreciation or depreciation of investments	10,228,190	(17,488,232)	2,385,457	13,670,887	(4,971,301)
Net gain (loss) on investments	8,797,734	29,211,765	14,380,834	45,406,783	(4,290,617)
Net increase (decrease) in net assets resulting from operations	$13,277,224	$27,646,718	$15,093,623	$42,872,112	$(4,132,403)

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Investment income
Dividend income	$2,439,850	$1,482,535	$2,491,180	$2,248,078	$1,036,283
Variable account expenses	615,168	1,079,898	523,571	1,063,184	1,155,218
Investment income (loss) — net	1,824,682	402,637	1,967,609	1,184,894	(118,935)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,727,200	22,434,328	14,145,528	21,727,713	21,087,868
Cost of investments sold	9,963,480	26,130,335	15,851,420	19,827,871	19,276,150
Net realized gain (loss) on sales of investments	(236,280)	(3,696,007)	(1,705,892)	1,899,842	1,811,718
Distributions from capital gains	—	—	—	9,261,046	19,043,993
Net change in unrealized appreciation or depreciation of investments	2,296,056	3,226,386	5,631,053	3,498,458	11,992,811
Net gain (loss) on investments	2,059,776	(469,621)	3,925,161	14,659,346	32,848,522
Net increase (decrease) in net assets resulting from operations	$3,884,458	$(66,984)	$5,892,770	$15,844,240	$32,729,587

Year ended Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$—	$2,145,045	$32,495	$1,495,808	$—
Variable account expenses	323,031	1,421,690	41,374	1,043,350	440,913
Investment income (loss) — net	(323,031)	723,355	(8,879)	452,458	(440,913)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,473,047	38,091,725	1,228,461	25,040,001	12,402,086
Cost of investments sold	9,701,849	38,069,500	1,312,003	19,128,876	9,008,004
Net realized gain (loss) on sales of investments	(1,228,802)	22,225	(83,542)	5,911,125	3,394,082
Distributions from capital gains	28,558	86,648	—	4,035,470	4,623,423
Net change in unrealized appreciation or depreciation of investments	2,075,437	18,365,205	66,549	555,365	(7,389,810)
Net gain (loss) on investments	875,193	18,474,078	(16,993)	10,501,960	627,695
Net increase (decrease) in net assets resulting from operations	$552,162	$19,197,433	$(25,872)	$10,954,418	$186,782

Year ended Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Investment income
Dividend income	$75,646	$1,901,371	$450,360	$—	$970,958
Variable account expenses	389,009	1,322,588	279,213	514,882	764,951
Investment income (loss) — net	(313,363)	578,783	171,147	(514,882)	206,007

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,549,638	33,941,674	4,676,944	20,859,153	19,367,089
Cost of investments sold	10,639,965	25,076,116	3,673,067	20,156,901	16,933,089
Net realized gain (loss) on sales of investments	(1,090,327)	8,865,558	1,003,877	702,252	2,434,000
Distributions from capital gains	—	11,430,390	—	8,312,516	—
Net change in unrealized appreciation or depreciation of investments	4,892,435	794,981	3,004,047	(17,091,176)	(4,019,365)
Net gain (loss) on investments	3,802,108	21,090,929	4,007,924	(8,076,408)	(1,585,365)
Net increase (decrease) in net assets resulting from operations	$3,488,745	$21,669,712	$4,179,071	$(8,591,290)	$(1,379,358)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Investment income
Dividend income	$—	$—	$142,344	$1,299,052	$93,438
Variable account expenses	155,662	177,427	249,850	507,319	90,015
Investment income (loss) — net	(155,662)	(177,427)	(107,506)	791,733	3,423

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,669,068	6,431,347	15,549,117	10,639,656	5,183,676
Cost of investments sold	3,238,906	5,559,583	21,640,717	10,677,103	5,526,427
Net realized gain (loss) on sales of investments	430,162	871,764	(6,091,600)	(37,447)	(342,751)
Distributions from capital gains	2,070,492	917,668	—	—	235,231
Net change in unrealized appreciation or depreciation of investments	(2,156,144)	(2,264,361)	5,046,127	(391,280)	280,432
Net gain (loss) on investments	344,510	(474,929)	(1,045,473)	(428,727)	172,912
Net increase (decrease) in net assets resulting from operations	$188,848	$(652,356)	$(1,152,979)	$363,006	$176,335

Year ended Dec. 31, 2016 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$17,487	$183,364	$1,177,722	$36,568	$242,809
Variable account expenses	155,262	453,022	212,516	177,220	563,115
Investment income (loss) — net	(137,775)	(269,658)	965,206	(140,652)	(320,306)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,955,029	11,536,051	5,119,234	6,995,819	12,089,272
Cost of investments sold	3,107,663	10,408,108	7,396,282	7,221,307	13,138,901
Net realized gain (loss) on sales of investments	847,366	1,127,943	(2,277,048)	(225,488)	(1,049,629)
Distributions from capital gains	675,576	3,061,043	818,172	59,864	7,345,781
Net change in unrealized appreciation or depreciation of investments	867,381	(4,273,719)	(1,844,796)	686,505	(2,907,635)
Net gain (loss) on investments	2,390,323	(84,733)	(3,303,672)	520,881	3,388,517
Net increase (decrease) in net assets resulting from operations	$2,252,548	$(354,391)	$(2,338,466)	$380,229	$3,068,211

Year ended Dec. 31, 2016 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$6,966,372	$663,997	$—	$—
Variable account expenses	274,258	1,785,545	451,568	276,565	33,550
Investment income (loss) — net	(274,258)	5,180,827	212,429	(276,565)	(33,550)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,746,646	37,240,172	11,652,604	8,866,991	1,471,432
Cost of investments sold	7,025,698	37,042,865	10,081,097	11,293,817	1,574,378
Net realized gain (loss) on sales of investments	(279,052)	197,307	1,571,507	(2,426,826)	(102,946)
Distributions from capital gains	1,533,232	4,424,526	—	1,372,229	15,779
Net change in unrealized appreciation or depreciation of investments	1,298,528	8,734,181	(728,515)	(1,903,547)	58,857
Net gain (loss) on investments	2,552,708	13,356,014	842,992	(2,958,144)	(28,310)
Net increase (decrease) in net assets resulting from operations	$2,278,450	$18,536,841	$1,055,421	$(3,234,709)	$(61,860)

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$90,424	$796,897	$17,347,137	$211,469	$2,369,392
Variable account expenses	133,796	969,389	3,429,379	802,909	922,903
Investment income (loss) — net	(43,372)	(172,492)	13,917,758	(591,440)	1,446,489

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,494,249	24,403,573	89,670,883	15,336,299	24,561,788
Cost of investments sold	3,363,800	23,596,128	94,145,431	14,768,992	27,917,257
Net realized gain (loss) on sales of investments	130,449	807,445	(4,474,548)	567,307	(3,355,469)
Distributions from capital gains	76,473	7,065,565	—	3,255,379	—
Net change in unrealized appreciation or depreciation of investments	(566,915)	(9,482,748)	10,250,426	9,848,649	12,876,638
Net gain (loss) on investments	(359,993)	(1,609,738)	5,775,878	13,671,335	9,521,169
Net increase (decrease) in net assets resulting from operations	$(403,365)	$(1,782,230)	$19,693,636	$13,079,895	$10,967,658

Year ended Dec. 31, 2016 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
Investment income
Dividend income	$99,772	$327,995	$—	$559,596	$184,514
Variable account expenses	46,992	171,363	264,299	135,681	216,923
Investment income (loss) — net	52,780	156,632	(264,299)	423,915	(32,409)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	847,298	4,550,119	9,415,332	3,428,550	4,587,965
Cost of investments sold	910,538	4,672,007	8,719,923	3,696,703	3,090,820
Net realized gain (loss) on sales of investments	(63,240)	(121,888)	695,409	(268,153)	1,497,145
Distributions from capital gains	—	—	3,906,228	—	2,555,353
Net change in unrealized appreciation or depreciation of investments	123,215	154,577	(8,756,513)	(767,611)	(2,369,775)
Net gain (loss) on investments	59,975	32,689	(4,154,876)	(1,035,764)	1,682,723
Net increase (decrease) in net assets resulting from operations	$112,755	$189,321	$(4,419,175)	$(611,849)	$1,650,314

Year ended Dec. 31, 2016 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$35,850	$—	$—	$1,416,178	$—
Variable account expenses	107,087	10,594,502	8,486,961	256,134	953,929
Investment income (loss) — net	(71,237)	(10,594,502)	(8,486,961)	1,160,044	(953,929)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,173,651	167,378,653	208,274,256	9,195,788	24,664,649
Cost of investments sold	7,638,813	131,586,926	135,392,319	10,404,488	34,368,583
Net realized gain (loss) on sales of investments	534,838	35,791,727	72,881,937	(1,208,700)	(9,703,934)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,279,927	26,799,053	(20,486,985)	(2,905,219)	18,465,157
Net gain (loss) on investments	1,814,765	62,590,780	52,394,952	(4,113,919)	8,761,223
Net increase (decrease) in net assets resulting from operations	$1,743,528	$51,996,278	$43,907,991	$(2,953,875)	$7,807,294

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	19

Statements of Operations

Year ended Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1(1)	VP MFS Blended Res Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$64,104	$—	$—
Variable account expenses	5,372,581	6,845,864	34,166	822,546	308,289
Investment income (loss) — net	(5,372,581)	(6,845,864)	29,938	(822,546)	(308,289)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	90,293,132	142,913,768	1,277,975	20,718,206	8,185,715
Cost of investments sold	80,529,622	120,283,726	1,400,356	19,546,393	5,087,219
Net realized gain (loss) on sales of investments	9,763,510	22,630,042	(122,381)	1,171,813	3,098,496
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,251,422	1,153,998	182,250	6,527,702	41,950
Net gain (loss) on investments	17,014,932	23,784,040	59,869	7,699,515	3,140,446
Net increase (decrease) in net assets resulting from operations	$11,642,351	$16,938,176	$89,807	$6,876,969	$2,832,157

(1) For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	65,539,993	87,556,932	35,733,723	30,493,310	14,101,885
Investment income (loss) — net	(65,539,993)	(87,556,932)	(35,733,723)	(30,493,310)	(14,101,885)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	451,675,599	1,270,242,429	467,590,838	706,464,256	167,136,614
Cost of investments sold	359,892,726	875,653,379	362,170,351	464,227,849	140,482,079
Net realized gain (loss) on sales of investments	91,782,873	394,589,050	105,420,487	242,236,407	26,654,535
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	205,102,629	28,750,794	81,100,147	(74,463,920)	25,898,653
Net gain (loss) on investments	296,885,502	423,339,844	186,520,634	167,772,487	52,553,188
Net increase (decrease) in net assets resulting from operations	$231,345,509	$335,782,912	$150,786,911	$137,279,177	$38,451,303

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Investment income
Dividend income	$—	$99,201	$96,815	$—	$—
Variable account expenses	18,711,484	32,905	33,775	777,977	215,474
Investment income (loss) — net	(18,711,484)	66,296	63,040	(777,977)	(215,474)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	302,069,110	533,571	1,043,941	19,001,525	3,847,173
Cost of investments sold	227,387,868	530,694	1,044,614	11,476,128	2,812,310
Net realized gain (loss) on sales of investments	74,681,242	2,877	(673)	7,525,397	1,034,863
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,001,663	109,749	77,578	13,175,441	3,574,539
Net gain (loss) on investments	77,682,905	112,626	76,905	20,700,838	4,609,402
Net increase (decrease) in net assets resulting from operations	$58,971,421	$178,922	$139,945	$19,922,861	$4,393,928

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Investment income
Dividend income	$127,735	$2,465,188	$—	$251,204	$1,036,446
Variable account expenses	180,547	1,935,942	2,330,305	240,670	333,654
Investment income (loss) — net	(52,812)	529,246	(2,330,305)	10,534	702,792

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,969,719	44,903,475	54,118,444	4,423,526	9,340,233
Cost of investments sold	10,002,030	49,059,218	59,709,881	3,196,056	9,981,918
Net realized gain (loss) on sales of investments	(32,311)	(4,155,743)	(5,591,437)	1,227,470	(641,685)
Distributions from capital gains	73,911	18,025,341	73,725,747	799,921	2,805,230
Net change in unrealized appreciation or depreciation of investments	(81,565)	(19,090,846)	(35,098,344)	(189,349)	(2,265,770)
Net gain (loss) on investments	(39,965)	(5,221,248)	33,035,966	1,838,042	(102,225)
Net increase (decrease) in net assets resulting from operations	$(92,777)	$(4,692,002)	$30,705,661	$1,848,576	$600,567

Year ended Dec. 31, 2016 (continued)			WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income			$1,125,813	$—	$353,092
Variable account expenses			513,667	576,098	60,947
Investment income (loss) — net			612,146	(576,098)	292,145

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales			11,291,246	14,705,886	2,672,423
Cost of investments sold			9,173,440	15,437,346	2,931,066
Net realized gain (loss) on sales of investments			2,117,806	(731,460)	(258,643)
Distributions from capital gains			5,589,390	5,876,067	—
Net change in unrealized appreciation or depreciation of investments			(2,514,781)	(1,043,118)	728,816
Net gain (loss) on investments			5,192,415	4,101,489	470,173
Net increase (decrease) in net assets resulting from operations			$5,804,561	$3,525,391	$762,318

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(36,627)	$(63,630)	$(50,966)	$214,605	$517,861
Net realized gain (loss) on sales of investments	(22,232)	335,523	5,223,728	(5,651,418)	(2,735,824)
Distributions from capital gains	1,777	—	5,472,520	—	—
Net change in unrealized appreciation or depreciation of investments	247,996	(468,489)	(2,204,042)	2,425,223	16,162,907
Net increase (decrease) in net assets resulting from operations	190,914	(196,596)	8,441,240	(3,011,590)	13,944,944

Contract transactions
Contract purchase payments	777,744	101,084	804,918	1,932,446	2,756,517
Net transfers(1)	(333,308)	(842,654)	(3,688,875)	(5,967,325)	2,940,381
Transfers for policy loans	1,088	189	26,006	111,177	2,300
Adjustments to net assets allocated to contracts in payment period	—	—	43,187	(29,711)	(9,018)
Contract charges	(4,150)	(7,488)	(67,950)	(171,319)	(19,431)
Contract terminations:
Surrender benefits	(562,832)	(846,488)	(12,412,839)	(18,185,810)	(3,727,735)
Death benefits	(130,341)	(47,516)	(1,220,588)	(1,167,606)	(800,080)
Increase (decrease) from contract transactions	(251,799)	(1,642,873)	(16,516,141)	(23,478,148)	1,142,934
Net assets at beginning of year	7,672,861	8,204,934	96,796,280	154,352,394	34,207,106
Net assets at end of year	$7,611,976	$6,365,465	$88,721,379	$127,862,656	$49,294,984

Accumulation unit activity
Units outstanding at beginning of year	7,148,770	5,932,595	52,090,437	106,604,969	47,077,980
Contract purchase payments	723,788	75,479	429,512	1,554,054	3,244,307
Net transfers(1)	(297,894)	(653,880)	(1,920,462)	(4,387,063)	3,640,057
Transfers for policy loans	1,008	207	13,384	76,123	2,186
Contract charges	(3,835)	(5,598)	(36,027)	(116,563)	(22,708)
Contract terminations:
Surrender benefits	(515,646)	(631,954)	(6,527,925)	(12,339,827)	(4,293,252)
Death benefits	(123,569)	(34,447)	(655,140)	(786,154)	(939,980)
Units outstanding at end of year	6,932,622	4,682,402	43,393,779	90,605,539	48,708,590

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$21,894	$370,557	$(190,133)	$1,326,808	$140,542
Net realized gain (loss) on sales of investments	983,942	1,556,901	1,418,990	7,311,968	(1,885,765)
Distributions from capital gains	—	2,639,466	1,146,770	—	—
Net change in unrealized appreciation or depreciation of investments	(2,753,102)	6,767,021	(1,547,999)	26,916,098	4,067,479
Net increase (decrease) in net assets resulting from operations	(1,747,266)	11,333,945	827,628	35,554,874	2,322,256

Contract transactions
Contract purchase payments	298,916	799,055	437,836	6,480,706	5,380,750
Net transfers(1)	(1,167,972)	12,566,583	(1,891,617)	5,107,173	(632,827)
Transfers for policy loans	14,072	3,343	5,249	84,922	14,785
Adjustments to net assets allocated to contracts in payment period	(8,678)	14,295	9,500	(28,121)	(328,179)
Contract charges	(20,431)	(45,194)	(20,118)	(134,458)	(39,590)
Contract terminations:
Surrender benefits	(3,416,797)	(6,669,503)	(2,865,704)	(22,636,939)	(6,476,740)
Death benefits	(210,248)	(457,593)	(160,827)	(1,788,369)	(698,226)
Increase (decrease) from contract transactions	(4,511,138)	6,210,986	(4,485,681)	(12,915,086)	(2,780,027)
Net assets at beginning of year	28,720,303	51,690,305	29,263,741	198,663,178	77,614,706
Net assets at end of year	$22,461,899	$69,235,236	$25,605,688	$221,302,966	$77,156,935

Accumulation unit activity
Units outstanding at beginning of year	17,513,268	27,860,030	15,654,149	97,410,056	66,771,270
Contract purchase payments	187,021	383,285	234,799	3,108,771	4,689,570
Net transfers(1)	(751,332)	6,185,301	(1,011,232)	2,420,765	(347,189)
Transfers for policy loans	8,851	2,727	3,024	36,731	12,102
Contract charges	(13,209)	(22,796)	(10,936)	(60,672)	(34,314)
Contract terminations:
Surrender benefits	(2,197,198)	(3,359,986)	(1,547,351)	(10,013,924)	(5,574,549)
Death benefits	(133,410)	(233,656)	(86,056)	(825,294)	(606,600)
Units outstanding at end of year	14,613,991	30,814,905	13,236,397	92,076,433	64,910,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$203,129	$(3,699,894)	$(27,947)	$(652,737)	$(3,452,851)
Net realized gain (loss) on sales of investments	314,784	7,651,653	(282,761)	679,715	20,915,405
Distributions from capital gains	586,957	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	340,350	14,819,619	526,361	5,044,919	5,162,754
Net increase (decrease) in net assets resulting from operations	1,445,220	18,771,378	215,653	5,071,897	22,625,308

Contract transactions
Contract purchase payments	346,915	23,568,506	617,684	7,301,128	3,899,307
Net transfers(1)	(7,404)	91,562,859	612,229	18,013,393	(15,991,170)
Transfers for policy loans	13,335	95,661	160	(1,634)	357,353
Adjustments to net assets allocated to contracts in payment period	(6,260)	(301,477)	—	33,806	(572,071)
Contract charges	(17,431)	(215,565)	(834)	(33,646)	(495,273)
Contract terminations:
Surrender benefits	(2,442,420)	(31,372,190)	(208,102)	(4,840,327)	(34,538,371)
Death benefits	(338,564)	(5,681,928)	(17,351)	(608,286)	(4,189,261)
Increase (decrease) from contract transactions	(2,451,829)	77,655,866	1,003,786	19,864,434	(51,529,486)
Net assets at beginning of year	22,160,355	322,448,233	2,104,945	53,332,962	373,287,715
Net assets at end of year	$21,153,746	$418,875,477	$3,324,384	$78,269,293	$344,383,537

Accumulation unit activity
Units outstanding at beginning of year	14,554,135	169,240,890	3,877,066	38,724,793	223,570,014
Contract purchase payments	218,564	13,532,463	1,063,251	5,188,456	2,347,382
Net transfers(1)	6,175	51,382,489	957,858	12,886,932	(9,846,264)
Transfers for policy loans	8,430	38,215	284	(1,243)	198,168
Contract charges	(11,185)	(111,784)	(1,431)	(23,921)	(311,706)
Contract terminations:
Surrender benefits	(1,562,085)	(16,468,954)	(358,112)	(3,410,747)	(21,474,027)
Death benefits	(217,856)	(3,030,445)	(29,123)	(431,539)	(2,635,613)
Units outstanding at end of year	12,996,178	214,582,874	5,509,793	52,932,731	191,847,954

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(49,201)	$(5,426,268)	$119,412	$(1,171,358)	$(1,133,774)
Net realized gain (loss) on sales of investments	(52,608)	39,735,240	(65,549)	1,195,341	(5,496,951)
Distributions from capital gains	—	—	—	—	3,285,472
Net change in unrealized appreciation or depreciation of investments	(72,587)	34,948,848	627,461	5,498,550	1,691,112
Net increase (decrease) in net assets resulting from operations	(174,396)	69,257,820	681,324	5,522,533	(1,654,141)

Contract transactions
Contract purchase payments	270,043	6,081,970	527,162	2,202,906	1,000,194
Net transfers(1)	(506,130)	(14,047,678)	1,456,937	(9,645,896)	(6,664,185)
Transfers for policy loans	1,837	187,901	(1,170)	72,539	44,239
Adjustments to net assets allocated to contracts in payment period	—	(437,372)	(8,244)	(108,230)	(19,563)
Contract charges	(2,316)	(496,991)	(3,351)	(160,298)	(164,641)
Contract terminations:
Surrender benefits	(497,937)	(71,752,907)	(925,663)	(16,790,039)	(16,002,445)
Death benefits	(8,339)	(7,684,063)	(26,409)	(1,090,263)	(2,107,857)
Increase (decrease) from contract transactions	(742,842)	(88,149,140)	1,019,262	(25,519,281)	(23,914,258)
Net assets at beginning of year	5,116,008	600,827,672	7,633,118	145,955,156	131,895,570
Net assets at end of year	$4,198,770	$581,936,352	$9,333,704	$125,958,408	$106,327,171

Accumulation unit activity
Units outstanding at beginning of year	5,665,681	284,855,990	8,568,339	79,794,841	86,487,959
Contract purchase payments	306,967	2,911,571	542,725	1,245,096	662,294
Net transfers(1)	(574,750)	(6,202,118)	1,415,639	(4,894,400)	(4,380,983)
Transfers for policy loans	2,047	88,656	(1,114)	41,539	29,518
Contract charges	(2,605)	(231,559)	(3,520)	(82,219)	(106,417)
Contract terminations:
Surrender benefits	(561,065)	(31,279,212)	(951,897)	(8,585,401)	(10,018,211)
Death benefits	(9,371)	(3,374,542)	(27,475)	(575,128)	(1,370,194)
Units outstanding at end of year	4,826,904	246,768,786	9,542,697	66,944,328	71,303,966

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(1,484,284)	$14,771,674	$19,067,930	$3,289,298	$(1,170,223)
Net realized gain (loss) on sales of investments	5,805	(200,253)	(5,721,683)	(540,000)	11,736,233
Distributions from capital gains	—	—	8,704,052	271,122	—
Net change in unrealized appreciation or depreciation of investments	(5,806)	15,119,077	(7,102,312)	13,476,815	(10,913,099)
Net increase (decrease) in net assets resulting from operations	(1,484,285)	29,690,498	14,947,987	16,497,235	(347,089)

Contract transactions
Contract purchase payments	8,290,766	2,273,101	1,155,380	3,657,782	1,590,056
Net transfers(1)	24,169,133	(7,347,050)	61,953,198	350,548	(14,611,994)
Transfers for policy loans	179,074	4,779	18,332	103,484	58,486
Adjustments to net assets allocated to contracts in payment period	164,337	(236,745)	20,587	(187,136)	7,673
Contract charges	(160,265)	(187,233)	(219,749)	(553,878)	(125,617)
Contract terminations:
Surrender benefits	(41,591,610)	(37,275,861)	(23,155,061)	(57,405,593)	(15,980,279)
Death benefits	(2,449,681)	(4,315,782)	(2,425,446)	(7,128,712)	(2,054,844)
Increase (decrease) from contract transactions	(11,398,246)	(47,084,791)	37,347,241	(61,163,505)	(31,116,519)
Net assets at beginning of year	166,144,821	300,720,023	130,021,015	458,449,232	155,892,320
Net assets at end of year	$153,262,290	$283,325,730	$182,316,243	$413,782,962	$124,428,712

Accumulation unit activity
Units outstanding at beginning of year	149,791,417	138,676,666	71,367,672	271,784,730	123,331,078
Contract purchase payments	7,686,927	1,051,030	609,661	2,164,228	1,242,598
Net transfers(1)	22,340,579	(3,286,240)	32,770,138	524,883	(11,658,980)
Transfers for policy loans	157,590	1,506	9,573	62,094	45,637
Contract charges	(144,638)	(82,362)	(114,492)	(322,248)	(102,806)
Contract terminations:
Surrender benefits	(37,826,365)	(16,169,322)	(11,931,610)	(32,438,075)	(13,179,456)
Death benefits	(2,271,235)	(1,882,252)	(1,269,587)	(4,133,866)	(1,726,923)
Units outstanding at end of year	139,734,275	118,309,026	91,441,355	237,641,746	97,951,148

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(2,095,902)	$656,516	$127,920	$(3,393,960)	$(10,827,158)
Net realized gain (loss) on sales of investments	9,106,089	(367,869)	221,113	1,122,307	1,594,517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,214,418	728,551	(153,293)	6,861,829	29,356,526
Net increase (decrease) in net assets resulting from operations	22,224,605	1,017,198	195,740	4,590,176	20,123,885

Contract transactions
Contract purchase payments	17,758,421	2,626,244	1,578,745	77,327,061	244,261,240
Net transfers(1)	10,802,004	11,222,774	4,088,630	132,700,680	188,535,157
Transfers for policy loans	(8,330)	(7,806)	(1,407)	(22,140)	41,114
Adjustments to net assets allocated to contracts in payment period	190,769	(12,874)	84,836	—	(3,802)
Contract charges	(130,956)	(11,909)	(7,034)	(3,528,330)	(10,934,097)
Contract terminations:
Surrender benefits	(18,801,581)	(3,150,791)	(1,733,083)	(27,384,098)	(32,389,199)
Death benefits	(1,621,344)	(1,069,578)	(161,826)	(1,616,599)	(7,051,809)
Increase (decrease) from contract transactions	8,188,983	9,596,060	3,848,861	177,476,574	382,458,604
Net assets at beginning of year	211,511,578	18,594,897	12,089,036	208,901,352	823,245,802
Net assets at end of year	$241,925,166	$29,208,155	$16,133,637	$390,968,102	$1,225,828,291

Accumulation unit activity
Units outstanding at beginning of year	127,926,882	18,413,337	12,314,760	205,029,378	787,478,767
Contract purchase payments	10,342,888	2,493,446	1,535,087	74,301,378	229,506,097
Net transfers(1)	5,894,143	11,035,263	4,039,309	127,992,031	178,136,607
Transfers for policy loans	(1,687)	(7,195)	(1,263)	(21,658)	39,426
Contract charges	(77,033)	(11,507)	(6,813)	(3,378,040)	(10,261,597)
Contract terminations:
Surrender benefits	(11,193,807)	(3,087,755)	(1,655,514)	(26,379,503)	(30,662,465)
Death benefits	(958,132)	(1,002,702)	(155,844)	(1,550,041)	(6,623,850)
Units outstanding at end of year	131,933,254	27,832,887	16,069,722	375,993,545	1,147,612,985

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
Operations
Investment income (loss) — net	$(71,268,022)	$(111,398,548)	$(785,352)	$(664,842)	$490,617
Net realized gain (loss) on sales of investments	6,896,195	24,306,652	6,359,320	5,504,034	1,300,395
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	247,558,189	351,962,441	(4,962,449)	3,936,480	(8,360,281)
Net increase (decrease) in net assets resulting from operations	183,186,362	264,870,545	611,519	8,775,672	(6,569,269)

Contract transactions
Contract purchase payments	1,057,449,722	1,610,660,303	978,112	775,912	1,169,487
Net transfers(1)	(127,259,939)	106,703,345	(5,725,234)	(5,392,467)	22,147,664
Transfers for policy loans	(10,149)	(90,520)	72,418	13,178	61,535
Adjustments to net assets allocated to contracts in payment period	(85,075)	1,082,357	(40,641)	10,552	58,738
Contract charges	(80,756,996)	(129,693,471)	(68,238)	(56,706)	(68,284)
Contract terminations:
Surrender benefits	(250,281,447)	(275,526,416)	(8,576,446)	(8,960,345)	(9,831,224)
Death benefits	(27,764,549)	(55,183,966)	(892,831)	(638,869)	(1,274,898)
Increase (decrease) from contract transactions	571,291,567	1,257,951,632	(14,252,860)	(14,248,745)	12,263,018
Net assets at beginning of year	6,894,913,747	10,207,540,372	88,863,295	78,816,383	83,040,382
Net assets at end of year	$7,649,391,676	$11,730,362,549	$75,221,954	$73,343,310	$88,734,131

Accumulation unit activity
Units outstanding at beginning of year	6,355,233,958	9,075,443,669	48,189,254	41,416,059	59,940,899
Contract purchase payments	957,155,470	1,407,766,167	551,681	418,490	925,675
Net transfers(1)	(116,793,713)	94,690,785	(3,115,011)	(2,752,700)	18,392,413
Transfers for policy loans	(9,328)	(78,487)	40,934	5,881	47,240
Contract charges	(73,825,257)	(113,700,160)	(37,961)	(29,277)	(54,682)
Contract terminations:
Surrender benefits	(234,671,031)	(248,425,300)	(4,658,177)	(4,433,838)	(7,970,805)
Death benefits	(25,386,795)	(48,468,495)	(521,468)	(346,751)	(1,036,332)
Units outstanding at end of year	6,861,703,304	10,167,228,179	40,449,252	34,277,864	70,244,408

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(288,608)	$(421,322)	$1,994,272	$(206,964)	$227,192
Net realized gain (loss) on sales of investments	2,849,192	3,444,706	243,398	(6,815,970)	(371,312)
Distributions from capital gains	—	—	799,448	—	—
Net change in unrealized appreciation or depreciation of investments	2,770,548	2,614,410	(1,171,097)	9,341,625	1,019,271
Net increase (decrease) in net assets resulting from operations	5,331,132	5,637,794	1,866,021	2,318,691	875,151

Contract transactions
Contract purchase payments	268,340	538,578	1,610,490	537,873	782,307
Net transfers(1)	(2,556,572)	(2,855,335)	2,611,140	(1,854,537)	(1,449,345)
Transfers for policy loans	(4,837)	27,376	32,454	17,431	10,076
Adjustments to net assets allocated to contracts in payment period	(3,930)	(12,281)	(11,386)	(41,798)	(1,513)
Contract charges	(21,869)	(39,113)	(79,673)	(17,893)	(12,100)
Contract terminations:
Surrender benefits	(4,632,529)	(5,614,747)	(13,975,948)	(2,550,812)	(2,477,634)
Death benefits	(345,221)	(464,175)	(1,525,164)	(225,822)	(193,735)
Increase (decrease) from contract transactions	(7,296,618)	(8,419,697)	(11,338,087)	(4,135,558)	(3,341,944)
Net assets at beginning of year	35,587,678	52,102,797	107,794,046	23,648,124	23,377,676
Net assets at end of year	$33,622,192	$49,320,894	$98,321,980	$21,831,257	$20,910,883

Accumulation unit activity
Units outstanding at beginning of year	19,233,860	20,664,297	81,827,094	50,299,336	24,733,445
Contract purchase payments	142,909	218,105	1,218,471	1,090,199	804,378
Net transfers(1)	(1,443,406)	(1,140,318)	2,077,920	(3,897,980)	(1,518,662)
Transfers for policy loans	(1,471)	7,558	25,122	34,762	10,469
Contract charges	(11,538)	(15,331)	(58,956)	(36,135)	(12,405)
Contract terminations:
Surrender benefits	(2,363,888)	(2,153,911)	(10,300,378)	(5,149,601)	(2,525,191)
Death benefits	(189,278)	(187,557)	(1,121,938)	(455,937)	(201,405)
Units outstanding at end of year	15,367,188	17,392,843	73,667,335	41,884,644	21,290,629

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$4,479,490	$(1,565,047)	$712,789	$(2,534,671)	$158,214
Net realized gain (loss) on sales of investments	(1,430,456)	9,350,540	4,948,113	4,206,345	582,463
Distributions from capital gains	—	37,349,457	7,047,264	27,529,551	98,221
Net change in unrealized appreciation or depreciation of investments	10,228,190	(17,488,232)	2,385,457	13,670,887	(4,971,301)
Net increase (decrease) in net assets resulting from operations	13,277,224	27,646,718	15,093,623	42,872,112	(4,132,403)

Contract transactions
Contract purchase payments	2,168,494	14,677,120	1,122,147	9,438,059	951,280
Net transfers(1)	(5,002,536)	(30,555,524)	(4,298,776)	(21,500,663)	(4,800,324)
Transfers for policy loans	13,105	(12,203)	65,910	120,204	28,493
Adjustments to net assets allocated to contracts in payment period	(7,037)	(157,578)	(85,911)	(117,558)	(14,220)
Contract charges	(145,564)	(265,370)	(93,644)	(369,102)	(48,382)
Contract terminations:
Surrender benefits	(22,434,469)	(51,728,089)	(13,882,406)	(49,737,020)	(7,740,536)
Death benefits	(2,561,161)	(3,413,148)	(1,212,545)	(4,609,327)	(494,295)
Increase (decrease) from contract transactions	(27,969,168)	(71,454,792)	(18,385,225)	(66,775,407)	(12,117,984)
Net assets at beginning of year	187,969,132	474,192,485	116,871,497	446,745,233	70,976,653
Net assets at end of year	$173,277,188	$430,384,411	$113,579,895	$422,841,938	$54,726,266

Accumulation unit activity
Units outstanding at beginning of year	149,366,695	275,836,555	61,225,666	159,432,076	44,707,543
Contract purchase payments	1,681,061	8,530,085	575,787	3,886,992	659,263
Net transfers(1)	(4,324,662)	(17,823,961)	(2,246,896)	(7,780,469)	(3,335,422)
Transfers for policy loans	9,962	(7,242)	33,607	41,277	19,297
Contract charges	(111,715)	(154,494)	(48,264)	(126,309)	(31,553)
Contract terminations:
Surrender benefits	(17,120,207)	(29,948,566)	(7,104,805)	(16,465,507)	(4,995,881)
Death benefits	(1,992,133)	(2,003,900)	(626,530)	(1,545,817)	(346,848)
Units outstanding at end of year	127,509,001	234,428,477	51,808,565	137,442,243	36,676,399

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$1,824,682	$402,637	$1,967,609	$1,184,894	$(118,935)
Net realized gain (loss) on sales of investments	(236,280)	(3,696,007)	(1,705,892)	1,899,842	1,811,718
Distributions from capital gains	—	—	—	9,261,046	19,043,993
Net change in unrealized appreciation or depreciation of investments	2,296,056	3,226,386	5,631,053	3,498,458	11,992,811
Net increase (decrease) in net assets resulting from operations	3,884,458	(66,984)	5,892,770	15,844,240	32,729,587

Contract transactions
Contract purchase payments	5,152,405	1,442,281	3,500,182	2,887,018	4,113,904
Net transfers(1)	16,983,813	(4,778,884)	(2,849,990)	(7,789,564)	1,334,897
Transfers for policy loans	14,083	38,511	731	71,183	27,879
Adjustments to net assets allocated to contracts in payment period	(20,607)	(37,055)	21,944	(18,227)	(27,628)
Contract charges	(25,095)	(96,708)	(24,521)	(70,330)	(77,968)
Contract terminations:
Surrender benefits	(5,010,652)	(14,681,815)	(3,711,843)	(11,570,083)	(14,060,367)
Death benefits	(397,937)	(1,321,058)	(708,722)	(906,818)	(1,040,923)
Increase (decrease) from contract transactions	16,696,010	(19,434,728)	(3,772,219)	(17,396,821)	(9,730,206)
Net assets at beginning of year	52,765,224	130,836,071	51,973,041	118,979,205	120,884,612
Net assets at end of year	$73,345,692	$111,334,359	$54,093,592	$117,426,624	$143,883,993

Accumulation unit activity
Units outstanding at beginning of year	53,859,739	62,987,646	50,948,986	70,352,022	45,434,707
Contract purchase payments	4,997,775	742,955	3,270,912	1,652,721	1,598,086
Net transfers(1)	16,449,096	(2,354,407)	(3,091,698)	(4,458,808)	749,530
Transfers for policy loans	13,558	15,079	680	38,393	5,709
Contract charges	(24,556)	(43,421)	(23,127)	(39,730)	(25,884)
Contract terminations:
Surrender benefits	(4,844,014)	(6,401,204)	(3,454,927)	(6,317,700)	(4,494,641)
Death benefits	(385,838)	(562,375)	(668,131)	(527,314)	(372,762)
Units outstanding at end of year	70,065,760	54,384,273	46,982,695	60,699,584	42,894,745

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(323,031)	$723,355	$(8,879)	$452,458	$(440,913)
Net realized gain (loss) on sales of investments	(1,228,802)	22,225	(83,542)	5,911,125	3,394,082
Distributions from capital gains	28,558	86,648	—	4,035,470	4,623,423
Net change in unrealized appreciation or depreciation of investments	2,075,437	18,365,205	66,549	555,365	(7,389,810)
Net increase (decrease) in net assets resulting from operations	552,162	19,197,433	(25,872)	10,954,418	186,782

Contract transactions
Contract purchase payments	2,082,208	1,305,408	706,753	923,860	296,794
Net transfers(1)	(2,420,967)	(12,081,377)	110,540	(6,780,232)	(3,372,963)
Transfers for policy loans	4,814	35,601	(910)	3,002	17,357
Adjustments to net assets allocated to contracts in payment period	—	(97,957)	—	(47,109)	(1,184)
Contract charges	(12,810)	(171,240)	(1,858)	(201,175)	(172,106)
Contract terminations:
Surrender benefits	(2,771,088)	(23,201,348)	(257,790)	(15,300,389)	(7,238,370)
Death benefits	(245,814)	(1,924,499)	(60,094)	(1,095,673)	(463,366)
Increase (decrease) from contract transactions	(3,363,657)	(36,135,412)	496,641	(22,497,716)	(10,933,838)
Net assets at beginning of year	34,992,777	181,065,429	4,092,573	129,547,575	58,684,678
Net assets at end of year	$32,181,282	$164,127,450	$4,563,342	$118,004,277	$47,937,622

Accumulation unit activity
Units outstanding at beginning of year	37,383,235	46,292,401	4,494,331	74,052,119	39,289,208
Contract purchase payments	2,280,109	344,458	787,091	514,269	206,066
Net transfers(1)	(2,634,947)	(3,066,031)	125,433	(3,833,294)	(2,336,722)
Transfers for policy loans	5,177	9,941	(996)	2,098	11,901
Contract charges	(13,989)	(43,084)	(2,068)	(112,507)	(117,971)
Contract terminations:
Surrender benefits	(3,013,755)	(5,733,817)	(286,642)	(8,626,906)	(5,008,357)
Death benefits	(269,581)	(479,349)	(67,735)	(617,727)	(316,575)
Units outstanding at end of year	33,736,249	37,324,519	5,049,414	61,378,052	31,727,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(313,363)	$578,783	$171,147	$(514,882)	$206,007
Net realized gain (loss) on sales of investments	(1,090,327)	8,865,558	1,003,877	702,252	2,434,000
Distributions from capital gains	—	11,430,390	—	8,312,516	—
Net change in unrealized appreciation or depreciation of investments	4,892,435	794,981	3,004,047	(17,091,176)	(4,019,365)
Net increase (decrease) in net assets resulting from operations	3,488,745	21,669,712	4,179,071	(8,591,290)	(1,379,358)

Contract transactions
Contract purchase payments	2,209,924	1,207,719	409,130	785,934	1,078,243
Net transfers(1)	5,240,767	(10,302,767)	11,101,878	(9,456,557)	(3,956,830)
Transfers for policy loans	5,853	14,143	10,161	7,330	52,435
Adjustments to net assets allocated to contracts in payment period	297,185	(14,524)	(1,898)	(14,998)	66,910
Contract charges	(19,121)	(313,237)	(23,207)	(40,742)	(78,684)
Contract terminations:
Surrender benefits	(3,134,305)	(19,804,890)	(4,825,835)	(7,578,017)	(10,764,475)
Death benefits	(394,303)	(1,387,919)	(211,945)	(562,901)	(888,936)
Increase (decrease) from contract transactions	4,206,000	(30,601,475)	6,458,284	(16,859,951)	(14,491,337)
Net assets at beginning of year	35,265,297	160,796,370	27,125,780	72,932,865	92,916,792
Net assets at end of year	$42,960,042	$151,864,607	$37,763,135	$47,481,624	$77,046,097

Accumulation unit activity
Units outstanding at beginning of year	36,247,226	87,865,742	17,058,526	32,922,808	58,758,100
Contract purchase payments	2,114,650	673,094	241,174	392,839	700,051
Net transfers(1)	4,783,659	(5,505,222)	6,550,278	(4,762,218)	(2,599,144)
Transfers for policy loans	5,331	9,750	6,160	3,909	31,693
Contract charges	(18,578)	(166,209)	(13,727)	(20,392)	(51,304)
Contract terminations:
Surrender benefits	(3,011,250)	(10,438,340)	(2,843,384)	(3,813,032)	(6,808,975)
Death benefits	(388,779)	(733,757)	(127,259)	(285,642)	(561,143)
Units outstanding at end of year	39,732,259	71,705,058	20,871,768	24,438,272	49,469,278

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(155,662)	$(177,427)	$(107,506)	$791,733	$3,423
Net realized gain (loss) on sales of investments	430,162	871,764	(6,091,600)	(37,447)	(342,751)
Distributions from capital gains	2,070,492	917,668	—	—	235,231
Net change in unrealized appreciation or depreciation of investments	(2,156,144)	(2,264,361)	5,046,127	(391,280)	280,432
Net increase (decrease) in net assets resulting from operations	188,848	(652,356)	(1,152,979)	363,006	176,335

Contract transactions
Contract purchase payments	156,788	237,140	1,035,568	4,670,202	582,840
Net transfers(1)	5,461,918	(1,485,406)	(10,888,654)	13,745,360	(3,141,244)
Transfers for policy loans	7,322	(4,282)	2,544	(3,764)	—
Adjustments to net assets allocated to contracts in payment period	8,044	(132)	(101,695)	(8,765)	(161,912)
Contract charges	(11,436)	(34,331)	(14,015)	(17,669)	(6,595)
Contract terminations:
Surrender benefits	(1,709,670)	(3,744,063)	(2,156,179)	(4,473,089)	(952,646)
Death benefits	(342,726)	(170,863)	(1,137,407)	(579,352)	(102,055)
Increase (decrease) from contract transactions	3,570,240	(5,201,937)	(13,259,838)	13,332,923	(3,781,612)
Net assets at beginning of year	15,598,338	25,375,226	33,022,439	39,812,510	10,556,046
Net assets at end of year	$19,357,426	$19,520,933	$18,609,622	$53,508,439	$6,950,769

Accumulation unit activity
Units outstanding at beginning of year	10,875,096	18,873,631	31,993,900	39,412,118	8,903,912
Contract purchase payments	113,036	184,998	1,052,250	4,537,515	498,385
Net transfers(1)	4,005,375	(1,211,197)	(11,039,918)	13,328,579	(2,661,869)
Transfers for policy loans	5,182	(3,485)	2,439	(3,606)	—
Contract charges	(8,181)	(27,020)	(14,196)	(17,049)	(5,618)
Contract terminations:
Surrender benefits	(1,227,273)	(2,964,128)	(2,182,687)	(4,310,456)	(811,000)
Death benefits	(248,085)	(135,143)	(1,143,215)	(561,702)	(87,190)
Units outstanding at end of year	13,515,150	14,717,656	18,668,573	52,385,399	5,836,620

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(137,775)	$(269,658)	$965,206	$(140,652)	$(320,306)
Net realized gain (loss) on sales of investments	847,366	1,127,943	(2,277,048)	(225,488)	(1,049,629)
Distributions from capital gains	675,576	3,061,043	818,172	59,864	7,345,781
Net change in unrealized appreciation or depreciation of investments	867,381	(4,273,719)	(1,844,796)	686,505	(2,907,635)
Net increase (decrease) in net assets resulting from operations	2,252,548	(354,391)	(2,338,466)	380,229	3,068,211

Contract transactions
Contract purchase payments	224,548	1,633,922	352,442	1,320,931	595,773
Net transfers(1)	(554,308)	(3,727,114)	(2,056,824)	(1,520,821)	(268,856)
Transfers for policy loans	2,785	13,138	36,044	(2,094)	24,607
Adjustments to net assets allocated to contracts in payment period	10,482	(2,363)	(13,248)	—	(22,103)
Contract charges	(10,460)	(79,431)	(16,395)	(9,227)	(43,068)
Contract terminations:
Surrender benefits	(2,184,224)	(5,278,436)	(2,426,897)	(3,270,025)	(8,416,110)
Death benefits	(50,175)	(405,841)	(344,457)	(84,143)	(494,148)
Increase (decrease) from contract transactions	(2,561,352)	(7,846,125)	(4,469,335)	(3,565,379)	(8,623,905)
Net assets at beginning of year	19,199,964	53,074,982	30,219,433	18,041,940	66,041,982
Net assets at end of year	$18,891,160	$44,874,466	$23,411,632	$14,856,790	$60,486,288

Accumulation unit activity
Units outstanding at beginning of year	21,049,420	33,433,242	24,945,865	16,047,854	67,424,929
Contract purchase payments	241,002	1,041,402	319,310	1,154,717	594,754
Net transfers(1)	(534,665)	(2,340,022)	(1,862,983)	(1,325,585)	(319,038)
Transfers for policy loans	1,619	8,565	33,126	(1,847)	24,794
Contract charges	(10,726)	(51,596)	(14,876)	(8,106)	(42,817)
Contract terminations:
Surrender benefits	(2,334,332)	(3,370,951)	(2,189,909)	(2,855,826)	(8,329,635)
Death benefits	(51,956)	(264,193)	(317,068)	(76,863)	(491,852)
Units outstanding at end of year	18,360,362	28,456,447	20,913,465	12,934,344	58,861,135

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(274,258)	$5,180,827	$212,429	$(276,565)	$(33,550)
Net realized gain (loss) on sales of investments	(279,052)	197,307	1,571,507	(2,426,826)	(102,946)
Distributions from capital gains	1,533,232	4,424,526	—	1,372,229	15,779
Net change in unrealized appreciation or depreciation of investments	1,298,528	8,734,181	(728,515)	(1,903,547)	58,857
Net increase (decrease) in net assets resulting from operations	2,278,450	18,536,841	1,055,421	(3,234,709)	(61,860)

Contract transactions
Contract purchase payments	333,510	5,983,976	581,322	896,889	471,156
Net transfers(1)	(2,484,481)	(10,137,340)	(2,777,069)	(4,411,149)	(398,180)
Transfers for policy loans	19,634	43,424	3,334	15,451	181
Adjustments to net assets allocated to contracts in payment period	(11,722)	(43,159)	(5,417)	(9,641)	—
Contract charges	(24,944)	(122,676)	(40,545)	(18,299)	(1,984)
Contract terminations:
Surrender benefits	(3,489,727)	(20,050,000)	(6,208,512)	(3,351,831)	(328,041)
Death benefits	(408,898)	(2,155,135)	(482,898)	(364,636)	(9,315)
Increase (decrease) from contract transactions	(6,066,628)	(26,480,910)	(8,929,785)	(7,243,216)	(266,183)
Net assets at beginning of year	35,639,593	190,029,278	53,052,319	35,166,775	3,400,054
Net assets at end of year	$31,851,415	$182,085,209	$45,177,955	$24,688,850	$3,072,011

Accumulation unit activity
Units outstanding at beginning of year	20,210,024	79,767,962	38,954,491	20,714,793	3,672,899
Contract purchase payments	190,394	2,526,361	420,467	585,355	519,789
Net transfers(1)	(1,430,257)	(3,880,826)	(2,109,801)	(2,822,122)	(444,967)
Transfers for policy loans	11,366	17,238	2,817	9,070	199
Contract charges	(14,202)	(47,247)	(29,067)	(11,660)	(2,182)
Contract terminations:
Surrender benefits	(1,992,379)	(7,446,389)	(4,457,758)	(2,153,438)	(359,520)
Death benefits	(240,570)	(880,014)	(350,637)	(232,345)	(10,283)
Units outstanding at end of year	16,734,376	70,057,085	32,430,512	16,089,653	3,375,935

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(43,372)	$(172,492)	$13,917,758	$(591,440)	$1,446,489
Net realized gain (loss) on sales of investments	130,449	807,445	(4,474,548)	567,307	(3,355,469)
Distributions from capital gains	76,473	7,065,565	—	3,255,379	—
Net change in unrealized appreciation or depreciation of investments	(566,915)	(9,482,748)	10,250,426	9,848,649	12,876,638
Net increase (decrease) in net assets resulting from operations	(403,365)	(1,782,230)	19,693,636	13,079,895	10,967,658

Contract transactions
Contract purchase payments	134,217	3,363,401	4,489,587	3,329,870	1,766,814
Net transfers(1)	(145,292)	(8,993,489)	(30,607,099)	(1,625,879)	(9,206,806)
Transfers for policy loans	7,761	(396)	53,116	(1,954)	16,673
Adjustments to net assets allocated to contracts in payment period	(124)	(34,788)	(223,967)	2,851	(196,800)
Contract charges	(22,116)	(58,231)	(390,934)	(49,490)	(108,987)
Contract terminations:
Surrender benefits	(1,832,053)	(10,239,313)	(50,957,223)	(8,639,195)	(12,235,333)
Death benefits	(87,536)	(618,192)	(4,465,850)	(549,928)	(1,252,293)
Increase (decrease) from contract transactions	(1,945,143)	(16,581,008)	(82,102,370)	(7,533,725)	(21,216,732)
Net assets at beginning of year	16,012,826	116,212,024	407,153,909	86,026,028	103,894,943
Net assets at end of year	$13,664,318	$97,848,786	$344,745,175	$91,572,198	$93,645,869

Accumulation unit activity
Units outstanding at beginning of year	14,558,630	60,234,577	270,282,726	41,600,118	80,430,778
Contract purchase payments	125,198	1,915,784	3,013,743	1,596,938	1,311,873
Net transfers(1)	(116,180)	(4,961,227)	(19,844,723)	(841,830)	(6,969,744)
Transfers for policy loans	6,913	(355)	34,195	(1,017)	11,329
Contract charges	(20,492)	(31,588)	(251,447)	(22,844)	(79,351)
Contract terminations:
Surrender benefits	(1,727,152)	(5,405,462)	(32,533,962)	(3,933,692)	(8,873,264)
Death benefits	(79,928)	(355,116)	(2,904,414)	(260,452)	(941,169)
Units outstanding at end of year	12,746,989	51,396,613	217,796,118	38,137,221	64,890,452

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
Operations
Investment income (loss) — net	$52,780	$156,632	$(264,299)	$423,915	$(32,409)
Net realized gain (loss) on sales of investments	(63,240)	(121,888)	695,409	(268,153)	1,497,145
Distributions from capital gains	—	—	3,906,228	—	2,555,353
Net change in unrealized appreciation or depreciation of investments	123,215	154,577	(8,756,513)	(767,611)	(2,369,775)
Net increase (decrease) in net assets resulting from operations	112,755	189,321	(4,419,175)	(611,849)	1,650,314

Contract transactions
Contract purchase payments	156,737	2,256,673	475,410	208,037	320,817
Net transfers(1)	(333,210)	4,560,812	(3,199,663)	(1,156,278)	(1,528,509)
Transfers for policy loans	4,287	(4,580)	5,235	25,778	21,983
Adjustments to net assets allocated to contracts in payment period	—	—	(7,965)	(2,666)	(3,645)
Contract charges	(1,339)	(4,771)	(26,440)	(11,756)	(19,751)
Contract terminations:
Surrender benefits	(179,799)	(1,543,669)	(4,424,225)	(1,829,953)	(2,524,204)
Death benefits	(74,476)	(277,601)	(372,647)	(75,743)	(166,801)
Increase (decrease) from contract transactions	(427,800)	4,986,864	(7,550,295)	(2,842,581)	(3,900,110)
Net assets at beginning of year	4,525,097	13,796,405	38,672,105	18,039,826	27,761,690
Net assets at end of year	$4,210,052	$18,972,590	$26,702,635	$14,585,396	$25,511,894

Accumulation unit activity
Units outstanding at beginning of year	4,723,809	14,008,564	14,959,452	11,782,041	14,935,925
Contract purchase payments	162,287	2,244,278	204,367	140,195	172,768
Net transfers(1)	(342,196)	4,539,416	(1,366,745)	(784,585)	(833,533)
Transfers for policy loans	4,430	(4,459)	2,132	17,369	11,942
Contract charges	(1,416)	(4,721)	(11,272)	(8,054)	(10,656)
Contract terminations:
Surrender benefits	(189,741)	(1,522,706)	(1,880,681)	(1,248,961)	(1,350,018)
Death benefits	(81,336)	(274,698)	(161,013)	(52,325)	(88,102)
Units outstanding at end of year	4,275,837	18,985,674	11,746,240	9,845,680	12,838,326

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(71,237)	$(10,594,502)	$(8,486,961)	$1,160,044	$(953,929)
Net realized gain (loss) on sales of investments	534,838	35,791,727	72,881,937	(1,208,700)	(9,703,934)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,279,927	26,799,053	(20,486,985)	(2,905,219)	18,465,157
Net increase (decrease) in net assets resulting from operations	1,743,528	51,996,278	43,907,991	(2,953,875)	7,807,294

Contract transactions
Contract purchase payments	1,146,106	27,592,631	9,499,109	1,733,830	640,719
Net transfers(1)	4,106,707	(75,390,479)	(74,962,531)	5,164,175	(3,850,143)
Transfers for policy loans	334	81,580	(24,065)	(1,480)	20,928
Adjustments to net assets allocated to contracts in payment period	42,473	(6,408)	—	(79)	140,853
Contract charges	(5,708)	(8,945,358)	(5,332,381)	(14,772)	(257,417)
Contract terminations:
Surrender benefits	(1,093,908)	(46,350,674)	(114,618,994)	(1,984,396)	(13,902,297)
Death benefits	(200,408)	(7,593,556)	(2,877,593)	(141,845)	(1,489,713)
Increase (decrease) from contract transactions	3,995,596	(110,612,264)	(188,316,455)	4,755,433	(18,697,070)
Net assets at beginning of year	5,450,430	1,143,770,244	1,014,550,826	21,773,138	111,255,070
Net assets at end of year	$11,189,554	$1,085,154,258	$870,142,362	$23,574,696	$100,365,294

Accumulation unit activity
Units outstanding at beginning of year	10,176,008	767,604,686	678,200,582	19,615,032	81,587,832
Contract purchase payments	1,269,122	18,579,013	6,349,298	1,606,778	451,698
Net transfers(1)	4,342,835	(50,175,950)	(49,537,862)	4,347,910	(2,766,077)
Transfers for policy loans	1,001	54,848	(16,572)	(1,322)	14,940
Contract charges	(6,909)	(5,995,009)	(3,552,062)	(13,574)	(178,624)
Contract terminations:
Surrender benefits	(1,286,738)	(30,693,777)	(75,496,969)	(1,837,891)	(9,666,876)
Death benefits	(281,331)	(5,081,131)	(1,903,091)	(128,075)	(1,045,774)
Units outstanding at end of year	14,213,988	694,292,680	554,043,324	23,588,858	68,397,119

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1(2)	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(5,372,581)	$(6,845,864)	$29,938	$(822,546)	$(308,289)
Net realized gain (loss) on sales of investments	9,763,510	22,630,042	(122,381)	1,171,813	3,098,496
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,251,422	1,153,998	182,250	6,527,702	41,950
Net increase (decrease) in net assets resulting from operations	11,642,351	16,938,176	89,807	6,876,969	2,832,157

Contract transactions
Contract purchase payments	12,854,910	2,297,235	857,932	942,899	288,831
Net transfers(1)	59,919,526	95,386,505	1,164,576	132,855,020	(2,387,630)
Transfers for policy loans	(6,529)	21,558	59	(1,275)	3,137
Adjustments to net assets allocated to contracts in payment period	(902)	—	—	245,954	(11,649)
Contract charges	(3,212,340)	(4,123,157)	(1,549)	(95,328)	(81,842)
Contract terminations:
Surrender benefits	(41,585,355)	(100,584,163)	(194,809)	(12,416,575)	(3,696,013)
Death benefits	(8,323,690)	(12,707,165)	—	(796,343)	(305,283)
Increase (decrease) from contract transactions	19,645,620	(19,709,187)	1,826,209	120,734,352	(6,190,449)
Net assets at beginning of year	476,633,782	678,616,700	3,199,084	—	36,243,425
Net assets at end of year	$507,921,753	$675,845,689	$5,115,100	$127,611,321	$32,885,133

Accumulation unit activity
Units outstanding at beginning of year	404,404,021	573,235,234	3,225,319	—	24,828,897
Contract purchase payments	10,675,738	1,890,501	863,603	888,965	199,213
Net transfers(1)	49,795,459	78,524,219	1,131,598	131,976,623	(1,598,779)
Transfers for policy loans	(5,372)	17,481	75	(1,529)	2,130
Contract charges	(2,652,169)	(3,397,334)	(1,548)	(89,354)	(54,866)
Contract terminations:
Surrender benefits	(34,338,298)	(82,562,565)	(193,518)	(11,623,058)	(2,448,845)
Death benefits	(6,889,952)	(10,560,383)	—	(744,108)	(205,748)
Units outstanding at end of year	420,989,427	557,147,153	5,025,529	120,407,539	20,722,002

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(65,539,993)	$(87,556,932)	$(35,733,723)	$(30,493,310)	$(14,101,885)
Net realized gain (loss) on sales of investments	91,782,873	394,589,050	105,420,487	242,236,407	26,654,535
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	205,102,629	28,750,794	81,100,147	(74,463,920)	25,898,653
Net increase (decrease) in net assets resulting from operations	231,345,509	335,782,912	150,786,911	137,279,177	38,451,303

Contract transactions
Contract purchase payments	98,491,473	27,206,682	83,979,483	24,870,297	30,429,317
Net transfers(1)	176,058,813	(78,150,353)	(235,445,907)	(251,706,577)	53,668,868
Transfers for policy loans	320,226	439,513	(54,634)	475,064	41,801
Adjustments to net assets allocated to contracts in payment period	139,763	—	(698,167)	—	48,375
Contract charges	(55,498,912)	(59,804,205)	(30,160,829)	(17,530,532)	(8,729,803)
Contract terminations:
Surrender benefits	(367,958,024)	(954,916,542)	(156,036,004)	(393,942,396)	(92,677,258)
Death benefits	(58,380,304)	(98,546,048)	(17,596,008)	(20,925,045)	(21,128,282)
Increase (decrease) from contract transactions	(206,826,965)	(1,163,770,953)	(356,012,066)	(658,759,189)	(38,346,982)
Net assets at beginning of year	6,556,988,935	9,765,609,322	3,797,681,463	3,620,414,827	1,362,064,961
Net assets at end of year	$6,581,507,479	$8,937,621,281	$3,592,456,308	$3,098,934,815	$1,362,169,282

Accumulation unit activity
Units outstanding at beginning of year	4,872,679,622	7,222,345,569	2,674,127,246	2,538,648,239	1,080,403,981
Contract purchase payments	72,592,007	19,889,867	58,651,707	17,326,563	23,886,692
Net transfers(1)	127,356,711	(57,557,975)	(163,988,945)	(175,135,589)	41,267,142
Transfers for policy loans	237,496	319,955	(40,278)	329,853	30,248
Contract charges	(40,558,886)	(43,564,626)	(21,040,235)	(12,184,450)	(6,783,286)
Contract terminations:
Surrender benefits	(268,522,117)	(691,607,015)	(108,095,982)	(270,711,628)	(72,020,512)
Death benefits	(42,964,720)	(72,096,039)	(12,332,010)	(14,479,425)	(16,638,185)
Units outstanding at end of year	4,720,820,113	6,377,729,736	2,427,281,503	2,083,793,563	1,050,146,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(18,711,484)	$66,296	$63,040	$(777,977)	$(215,474)
Net realized gain (loss) on sales of investments	74,681,242	2,877	(673)	7,525,397	1,034,863
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,001,663	109,749	77,578	13,175,441	3,574,539
Net increase (decrease) in net assets resulting from operations	58,971,421	178,922	139,945	19,922,861	4,393,928

Contract transactions
Contract purchase payments	4,234,635	302,655	168,865	702,795	320,409
Net transfers(1)	24,261,246	1,874,432	1,283,599	(4,756,567)	6,356,735
Transfers for policy loans	7,526	—	—	45,786	868
Adjustments to net assets allocated to contracts in payment period	—	—	—	(40,597)	16,701
Contract charges	(10,805,562)	(2,483)	(1,669)	(187,159)	(18,831)
Contract terminations:
Surrender benefits	(208,858,185)	(298,748)	(235,310)	(10,816,852)	(2,691,013)
Death benefits	(39,590,058)	—	(27,420)	(862,953)	(171,235)
Increase (decrease) from contract transactions	(230,750,398)	1,875,856	1,188,065	(15,915,547)	3,813,634
Net assets at beginning of year	2,012,895,760	2,253,120	2,838,059	91,179,558	20,942,382
Net assets at end of year	$1,841,116,783	$4,307,898	$4,166,069	$95,186,872	$29,149,944

Accumulation unit activity
Units outstanding at beginning of year	1,588,849,739	2,324,113	2,939,897	38,517,793	9,983,926
Contract purchase payments	3,302,359	297,923	169,471	298,670	144,465
Net transfers(1)	18,631,252	1,801,790	1,266,871	(1,832,350)	2,753,731
Transfers for policy loans	6,333	—	—	18,141	105
Contract charges	(8,365,395)	(2,454)	(1,660)	(77,127)	(8,351)
Contract terminations:
Surrender benefits	(161,247,745)	(285,803)	(230,816)	(4,151,716)	(1,165,866)
Death benefits	(30,752,875)	—	(28,069)	(345,075)	(74,996)
Units outstanding at end of year	1,410,423,668	4,135,569	4,115,694	32,428,336	11,633,014

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(52,812)	$529,246	$(2,330,305)	$10,534	$702,792
Net realized gain (loss) on sales of investments	(32,311)	(4,155,743)	(5,591,437)	1,227,470	(641,685)
Distributions from capital gains	73,911	18,025,341	73,725,747	799,921	2,805,230
Net change in unrealized appreciation or depreciation of investments	(81,565)	(19,090,846)	(35,098,344)	(189,349)	(2,265,770)
Net increase (decrease) in net assets resulting from operations	(92,777)	(4,692,002)	30,705,661	1,848,576	600,567

Contract transactions
Contract purchase payments	2,938,505	2,500,701	2,741,737	331,509	450,265
Net transfers(1)	6,845,524	(13,289,086)	(16,710,152)	294,791	(3,252,561)
Transfers for policy loans	123	56,737	37,382	14,943	31,623
Adjustments to net assets allocated to contracts in payment period	—	(74,343)	(48,701)	179,736	(7,897)
Contract charges	(4,695)	(225,366)	(239,219)	(20,632)	(50,989)
Contract terminations:
Surrender benefits	(2,169,868)	(27,983,846)	(33,649,385)	(2,653,989)	(4,237,748)
Death benefits	(58,346)	(1,575,042)	(2,407,711)	(439,437)	(385,551)
Increase (decrease) from contract transactions	7,551,243	(40,590,245)	(50,276,049)	(2,293,079)	(7,452,858)
Net assets at beginning of year	11,544,033	241,040,044	289,512,769	28,355,664	41,542,657
Net assets at end of year	$19,002,499	$195,757,797	$269,942,381	$27,911,161	$34,690,366

Accumulation unit activity
Units outstanding at beginning of year	11,656,866	94,009,881	105,481,027	13,760,204	30,264,608
Contract purchase payments	2,946,380	1,061,843	1,067,777	161,646	352,885
Net transfers(1)	6,832,838	(5,391,916)	(6,168,725)	146,966	(2,453,705)
Transfers for policy loans	123	18,805	12,189	7,109	21,171
Contract charges	(4,704)	(87,316)	(87,431)	(9,972)	(41,327)
Contract terminations:
Surrender benefits	(2,173,513)	(10,378,811)	(11,716,613)	(1,260,141)	(3,125,332)
Death benefits	(59,102)	(612,424)	(875,880)	(212,987)	(288,128)
Units outstanding at end of year	19,198,888	78,620,062	87,712,344	12,592,825	24,730,172

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$612,146	$(576,098)	$292,145
Net realized gain (loss) on sales of investments	2,117,806	(731,460)	(258,643)
Distributions from capital gains	5,589,390	5,876,067	—
Net change in unrealized appreciation or depreciation of investments	(2,514,781)	(1,043,118)	728,816
Net increase (decrease) in net assets resulting from operations	5,804,561	3,525,391	762,318

Contract transactions
Contract purchase payments	991,763	2,021,741	326,364
Net transfers(1)	(3,660,987)	(4,674,773)	397,809
Transfers for policy loans	22,069	14,613	467
Adjustments to net assets allocated to contracts in payment period	(19,676)	(4,340)	(1,064)
Contract charges	(36,030)	(33,396)	(2,802)
Contract terminations:
Surrender benefits	(5,344,217)	(6,490,613)	(812,185)
Death benefits	(620,210)	(391,158)	(3,899)
Increase (decrease) from contract transactions	(8,667,288)	(9,557,926)	(95,310)
Net assets at beginning of year	57,751,926	67,684,757	5,647,873
Net assets at end of year	$54,889,199	$61,652,222	$6,314,881

Accumulation unit activity
Units outstanding at beginning of year	27,541,573	33,099,254	6,144,799
Contract purchase payments	471,155	1,074,420	325,393
Net transfers(1)	(1,705,665)	(2,427,645)	369,914
Transfers for policy loans	8,622	7,182	478
Contract charges	(16,466)	(16,644)	(2,850)
Contract terminations:
Surrender benefits	(2,423,000)	(3,189,657)	(814,343)
Death benefits	(301,380)	(206,125)	(3,974)
Units outstanding at end of year	23,574,839	28,340,785	6,019,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(21,948)	$(81,211)	$308,278	$2,150,107	$(114,359)
Net realized gain (loss) on sales of investments	(1,520)	367,455	5,579,259	(3,228,518)	(1,644,589)
Distributions from capital gains	124,917	—	—	—	888,899
Net change in unrealized appreciation or depreciation of investments	(346,294)	(117,788)	(5,295,770)	4,505,039	(20,361,506)
Net increase (decrease) in net assets resulting from operations	(244,845)	168,456	591,767	3,426,628	(21,231,555)

Contract transactions
Contract purchase payments	2,351,181	117,986	968,438	2,416,995	5,608,443
Net transfers(1)	1,052,397	4,739	(2,899,192)	(2,838,486)	5,298,558
Transfers for policy loans	1,060	(4,218)	4,364	91,664	(7,176)
Adjustments to net assets allocated to contracts in payment period	—	—	(11,733)	(45,600)	1,909
Contract charges	(2,887)	(8,360)	(70,778)	(203,087)	(19,915)
Contract terminations:
Surrender benefits	(292,771)	(819,804)	(12,609,109)	(21,390,503)	(3,075,596)
Death benefits	(53,134)	(50,391)	(1,206,732)	(1,773,676)	(449,701)
Increase (decrease) from contract transactions	3,055,846	(760,048)	(15,824,742)	(23,742,693)	7,356,522
Net assets at beginning of year	4,861,860	8,796,526	112,029,255	174,668,459	48,082,139
Net assets at end of year	$7,672,861	$8,204,934	$96,796,280	$154,352,394	$34,207,106

Accumulation unit activity
Units outstanding at beginning of year	4,421,673	6,467,803	60,620,207	121,352,204	40,641,449
Contract purchase payments	2,105,102	83,903	521,459	1,765,750	5,694,079
Net transfers(1)	934,958	2,645	(1,585,781)	(2,012,769)	4,308,292
Transfers for policy loans	955	(2,905)	2,288	52,034	(4,861)
Contract charges	(2,618)	(5,916)	(38,065)	(126,886)	(20,212)
Contract terminations:
Surrender benefits	(263,702)	(576,466)	(6,774,736)	(13,206,016)	(3,075,167)
Death benefits	(47,598)	(36,469)	(654,935)	(1,219,348)	(465,600)
Units outstanding at end of year	7,148,770	5,932,595	52,090,437	106,604,969	47,077,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(204,681)	$321,660	$(177,238)	$2,310,027	$81,373
Net realized gain (loss) on sales of investments	1,563,543	2,197,629	1,804,121	8,698,036	(609,885)
Distributions from capital gains	—	2,529,915	2,833,028	—	4,729,944
Net change in unrealized appreciation or depreciation of investments	(1,313,886)	(6,449,482)	(3,034,079)	(21,948,822)	(6,041,195)
Net increase (decrease) in net assets resulting from operations	44,976	(1,400,278)	1,425,832	(10,940,759)	(1,839,763)

Contract transactions
Contract purchase payments	424,813	566,631	397,556	7,281,071	10,288,667
Net transfers(1)	(638,955)	3,342,577	1,451,190	(7,683,172)	8,328,414
Transfers for policy loans	14,852	(12,533)	5,779	14,123	6,084
Adjustments to net assets allocated to contracts in payment period	(15,851)	10,689	(666)	(15,850)	(61,021)
Contract charges	(23,157)	(44,762)	(20,870)	(141,553)	(39,024)
Contract terminations:
Surrender benefits	(4,077,343)	(5,671,474)	(3,400,392)	(23,125,157)	(5,415,148)
Death benefits	(438,131)	(266,863)	(188,113)	(2,055,579)	(462,884)
Increase (decrease) from contract transactions	(4,753,772)	(2,075,735)	(1,755,516)	(25,726,117)	12,645,088
Net assets at beginning of year	33,429,099	55,166,318	29,593,425	235,330,054	66,809,381
Net assets at end of year	$28,720,303	$51,690,305	$29,263,741	$198,663,178	$77,614,706

Accumulation unit activity
Units outstanding at beginning of year	20,329,192	29,041,571	16,638,818	109,130,399	56,147,092
Contract purchase payments	242,640	296,453	211,159	3,693,105	8,642,223
Net transfers(1)	(390,950)	1,806,166	745,421	(3,890,993)	6,941,875
Transfers for policy loans	8,547	(6,978)	3,146	5,519	5,236
Contract charges	(13,699)	(23,626)	(11,213)	(65,928)	(32,786)
Contract terminations:
Surrender benefits	(2,401,272)	(3,115,451)	(1,831,082)	(10,499,738)	(4,537,930)
Death benefits	(261,190)	(138,105)	(102,100)	(962,308)	(394,440)
Units outstanding at end of year	17,513,268	27,860,030	15,654,149	97,410,056	66,771,270

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(180,985)	$(3,064,620)	$(19,513)	$(399,258)	$(3,884,984)
Net realized gain (loss) on sales of investments	414,091	7,932,075	(102,178)	362,732	18,339,655
Distributions from capital gains	96,950	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,046,929)	(2,865,609)	(461,783)	621,641	(15,022,381)
Net increase (decrease) in net assets resulting from operations	(716,873)	2,001,846	(583,474)	585,115	(567,710)

Contract transactions
Contract purchase payments	311,690	23,973,101	419,617	9,368,641	4,202,459
Net transfers(1)	23,210	44,946,614	1,121,278	18,975,450	1,160,859
Transfers for policy loans	(1,337)	70,257	(612)	2,121	356,783
Adjustments to net assets allocated to contracts in payment period	(6,562)	(331,116)	—	(1,048)	(739,010)
Contract charges	(19,005)	(180,736)	(458)	(18,078)	(562,732)
Contract terminations:
Surrender benefits	(3,059,905)	(28,948,137)	(135,272)	(2,471,485)	(38,587,742)
Death benefits	(249,306)	(4,616,370)	(39,768)	(499,861)	(4,487,743)
Increase (decrease) from contract transactions	(3,001,215)	34,913,613	1,364,785	25,355,740	(38,657,126)
Net assets at beginning of year	25,878,443	285,532,774	1,323,634	27,392,107	412,512,551
Net assets at end of year	$22,160,355	$322,448,233	$2,104,945	$53,332,962	$373,287,715

Accumulation unit activity
Units outstanding at beginning of year	16,503,957	147,257,183	1,839,854	20,221,229	246,846,706
Contract purchase payments	196,277	14,029,531	653,279	6,845,438	2,511,380
Net transfers(1)	(2,942)	25,591,482	1,667,438	13,833,065	641,202
Transfers for policy loans	(690)	22,003	(1,056)	1,265	185,630
Contract charges	(12,127)	(93,623)	(717)	(13,149)	(354,700)
Contract terminations:
Surrender benefits	(1,968,310)	(15,171,224)	(215,248)	(1,799,330)	(23,586,401)
Death benefits	(162,030)	(2,394,462)	(66,484)	(363,725)	(2,673,803)
Units outstanding at end of year	14,554,135	169,240,890	3,877,066	38,724,793	223,570,014

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(47,034)	$(6,131,589)	$52,679	$(1,436,415)	$(1,441,650)
Net realized gain (loss) on sales of investments	(7,986)	46,950,762	(226,269)	3,084,569	(4,999,031)
Distributions from capital gains	—	—	—	4,787,674	13,050,526
Net change in unrealized appreciation or depreciation of investments	(46,600)	(65,861,810)	(35,914)	(23,115,507)	(17,143,204)
Net increase (decrease) in net assets resulting from operations	(101,620)	(25,042,637)	(209,504)	(16,679,679)	(10,533,359)

Contract transactions
Contract purchase payments	780,805	7,262,285	762,197	2,850,043	1,344,736
Net transfers(1)	1,105,418	(37,655,402)	(406,378)	(8,281,188)	(11,549,411)
Transfers for policy loans	1,796	318,885	(2,236)	107,135	58,207
Adjustments to net assets allocated to contracts in payment period	—	(663,861)	26,541	(57,175)	(122,460)
Contract charges	(2,389)	(523,155)	(3,241)	(187,738)	(193,395)
Contract terminations:
Surrender benefits	(549,329)	(75,829,304)	(712,212)	(19,042,865)	(20,518,382)
Death benefits	(127,689)	(9,324,553)	(60,889)	(1,148,256)	(2,445,995)
Increase (decrease) from contract transactions	1,208,612	(116,415,105)	(396,218)	(25,760,044)	(33,426,700)
Net assets at beginning of year	4,009,016	742,285,414	8,238,840	188,394,879	175,855,629
Net assets at end of year	$5,116,008	$600,827,672	$7,633,118	$145,955,156	$131,895,570

Accumulation unit activity
Units outstanding at beginning of year	4,355,875	338,171,745	9,066,692	92,569,273	106,816,546
Contract purchase payments	853,522	3,522,460	832,897	1,482,011	854,767
Net transfers(1)	1,193,019	(18,228,778)	(477,604)	(4,443,125)	(7,213,396)
Transfers for policy loans	1,927	134,507	(2,492)	55,814	33,699
Contract charges	(2,582)	(252,182)	(3,549)	(90,384)	(121,409)
Contract terminations:
Surrender benefits	(595,684)	(34,223,178)	(780,798)	(9,207,211)	(12,386,284)
Death benefits	(140,396)	(4,268,584)	(66,807)	(571,537)	(1,495,964)
Units outstanding at end of year	5,665,681	284,855,990	8,568,339	79,794,841	86,487,959

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(1,619,590)	$17,604,517	$12,154,047	$2,093,963	$(1,256,147)
Net realized gain (loss) on sales of investments	8,297	2,139,688	(2,860,465)	(2,606,556)	5,494,654
Distributions from capital gains	—	—	1,310,461	1,550,453	—
Net change in unrealized appreciation or depreciation of investments	(8,297)	(25,190,309)	(12,801,835)	(4,192,995)	6,876,612
Net increase (decrease) in net assets resulting from operations	(1,619,590)	(5,446,104)	(2,197,792)	(3,155,135)	11,115,119

Contract transactions
Contract purchase payments	10,603,222	2,629,338	987,519	4,609,260	1,764,578
Net transfers(1)	5,035,656	(20,023,370)	(6,672,890)	(20,930,490)	21,108,657
Transfers for policy loans	379,932	21,953	12,944	135,957	71,528
Adjustments to net assets allocated to contracts in payment period	(703,304)	(451,662)	(73,517)	(715,062)	(60,825)
Contract charges	(167,403)	(203,713)	(187,771)	(625,188)	(133,195)
Contract terminations:
Surrender benefits	(39,242,484)	(43,504,033)	(16,815,381)	(63,757,953)	(15,249,811)
Death benefits	(3,263,332)	(6,728,847)	(1,733,330)	(9,143,550)	(1,677,903)
Increase (decrease) from contract transactions	(27,357,713)	(68,260,334)	(24,482,426)	(90,427,026)	5,823,029
Net assets at beginning of year	195,122,124	374,426,461	156,701,233	552,031,393	138,954,172
Net assets at end of year	$166,144,821	$300,720,023	$130,021,015	$458,449,232	$155,892,320

Accumulation unit activity
Units outstanding at beginning of year	174,167,309	168,851,268	84,320,533	323,774,527	120,240,042
Contract purchase payments	9,827,828	1,219,602	529,210	2,831,429	1,377,921
Net transfers(1)	3,727,456	(9,236,558)	(3,590,124)	(12,319,126)	15,641,761
Transfers for policy loans	337,255	7,036	6,610	80,326	62,081
Contract charges	(149,578)	(91,069)	(99,943)	(372,494)	(108,021)
Contract terminations:
Surrender benefits	(35,159,049)	(19,110,162)	(8,878,297)	(36,905,135)	(12,541,682)
Death benefits	(2,959,804)	(2,963,451)	(920,317)	(5,304,797)	(1,341,024)
Units outstanding at end of year	149,791,417	138,676,666	71,367,672	271,784,730	123,331,078

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(1,964,506)	$743,621	$79,710	$(1,668,369)	$(7,353,602)
Net realized gain (loss) on sales of investments	10,496,119	(284,992)	(10,200)	740,754	1,327,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,657,649)	(1,128,845)	(226,676)	(3,093,010)	(17,184,298)
Net increase (decrease) in net assets resulting from operations	(126,036)	(670,216)	(157,166)	(4,020,625)	(23,209,986)

Contract transactions
Contract purchase payments	20,582,322	3,388,986	2,505,980	56,265,013	213,570,912
Net transfers(1)	15,604,215	2,088,149	3,459,456	46,180,477	49,704,555
Transfers for policy loans	6,248	449	(180)	(35,031)	(19,149)
Adjustments to net assets allocated to contracts in payment period	53,123	63,777	19,663	—	(460,391)
Contract charges	(117,739)	(6,397)	(3,687)	(1,551,810)	(6,884,240)
Contract terminations:
Surrender benefits	(20,622,622)	(1,449,240)	(652,459)	(9,421,913)	(15,612,507)
Death benefits	(2,367,832)	(165,108)	(141,634)	(775,111)	(5,012,298)
Increase (decrease) from contract transactions	13,137,715	3,920,616	5,187,139	90,661,625	235,286,882
Net assets at beginning of year	198,499,899	15,344,497	7,059,063	122,260,352	611,168,906
Net assets at end of year	$211,511,578	$18,594,897	$12,089,036	$208,901,352	$823,245,802

Accumulation unit activity
Units outstanding at beginning of year	120,860,840	14,721,348	7,112,390	117,418,999	568,923,693
Contract purchase payments	12,078,236	3,194,952	2,533,766	54,116,852	198,293,297
Net transfers(1)	9,272,216	2,103,953	3,473,523	44,852,341	46,042,719
Transfers for policy loans	4,036	445	(178)	(33,414)	(17,562)
Contract charges	(71,840)	(6,235)	(3,723)	(1,493,127)	(6,421,099)
Contract terminations:
Surrender benefits	(12,786,379)	(1,444,241)	(657,703)	(9,092,635)	(14,660,026)
Death benefits	(1,430,227)	(156,885)	(143,315)	(739,638)	(4,682,255)
Units outstanding at end of year	127,926,882	18,413,337	12,314,760	205,029,378	787,478,767

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
Operations
Investment income (loss) — net	$(61,648,565)	$(98,249,523)	$(888,545)	$(805,439)	$(90,056)
Net realized gain (loss) on sales of investments	5,117,859	19,559,279	4,758,267	6,239,405	2,114,517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(246,907,643)	(289,003,653)	72,835	(10,557,081)	1,198,542
Net increase (decrease) in net assets resulting from operations	(303,438,349)	(367,693,897)	3,942,557	(5,123,115)	3,223,003

Contract transactions
Contract purchase payments	1,423,753,973	1,762,444,981	1,093,255	1,010,009	1,174,951
Net transfers(1)	488,410,700	205,871,892	4,813,068	(6,184,602)	4,635,674
Transfers for policy loans	(28,044)	(24,106)	106,574	(1,298)	85,745
Adjustments to net assets allocated to contracts in payment period	(928,978)	(125,633)	(120,465)	(15,621)	(95,858)
Contract charges	(60,011,826)	(105,068,304)	(71,818)	(62,782)	(60,804)
Contract terminations:
Surrender benefits	(187,104,306)	(190,805,267)	(8,589,541)	(9,388,954)	(7,743,553)
Death benefits	(22,071,664)	(50,389,437)	(1,092,583)	(937,388)	(882,300)
Increase (decrease) from contract transactions	1,642,019,855	1,621,904,126	(3,861,510)	(15,580,636)	(2,886,145)
Net assets at beginning of year	5,556,332,241	8,953,330,143	88,782,248	99,520,134	82,703,524
Net assets at end of year	$6,894,913,747	$10,207,540,372	$88,863,295	$78,816,383	$83,040,382

Accumulation unit activity
Units outstanding at beginning of year	4,932,170,187	7,692,581,532	50,333,023	49,072,501	61,880,251
Contract purchase payments	1,235,836,088	1,504,001,717	601,141	516,083	812,604
Net transfers(1)	429,520,664	180,926,274	2,450,197	(3,060,006)	3,436,251
Transfers for policy loans	(23,360)	(20,077)	61,615	(345)	56,583
Contract charges	(53,273,928)	(90,130,397)	(38,737)	(31,574)	(43,494)
Contract terminations:
Surrender benefits	(169,348,887)	(168,431,873)	(4,625,136)	(4,613,215)	(5,553,404)
Death benefits	(19,646,806)	(43,483,507)	(592,849)	(467,385)	(647,892)
Units outstanding at end of year	6,355,233,958	9,075,443,669	48,189,254	41,416,059	59,940,899

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(397,581)	$(514,108)	$2,197,306	$(275,272)	$518,764
Net realized gain (loss) on sales of investments	5,465,225	4,306,706	734,527	(5,737,766)	(294,014)
Distributions from capital gains	—	—	260,895	—	62,447
Net change in unrealized appreciation or depreciation of investments	(7,639,986)	(5,856,096)	(2,689,219)	(2,582,033)	(2,306,357)
Net increase (decrease) in net assets resulting from operations	(2,572,342)	(2,063,498)	503,509	(8,595,071)	(2,019,160)

Contract transactions
Contract purchase payments	399,587	565,221	2,245,434	779,973	1,529,127
Net transfers(1)	(9,424,490)	(913,536)	(3,817,217)	(1,136,603)	(2,199,918)
Transfers for policy loans	70,995	(19,451)	68,571	19,629	5,979
Adjustments to net assets allocated to contracts in payment period	(7,850)	(15,376)	(132,905)	(12,299)	(1,630)
Contract charges	(26,645)	(43,345)	(83,897)	(21,681)	(14,225)
Contract terminations:
Surrender benefits	(5,566,257)	(7,325,229)	(15,162,285)	(3,127,207)	(2,246,885)
Death benefits	(602,023)	(400,883)	(1,892,162)	(382,938)	(404,681)
Increase (decrease) from contract transactions	(15,156,683)	(8,152,599)	(18,774,461)	(3,881,126)	(3,332,233)
Net assets at beginning of year	53,316,703	62,318,894	126,064,998	36,124,321	28,729,069
Net assets at end of year	$35,587,678	$52,102,797	$107,794,046	$23,648,124	$23,377,676

Accumulation unit activity
Units outstanding at beginning of year	27,007,996	23,491,053	95,829,512	57,057,367	28,133,835
Contract purchase payments	211,065	212,731	1,764,831	1,372,017	1,533,768
Net transfers(1)	(4,809,527)	(255,118)	(2,994,884)	(1,936,188)	(2,269,540)
Transfers for policy loans	34,481	(7,361)	56,469	33,972	6,107
Contract charges	(13,823)	(16,088)	(62,742)	(37,999)	(14,271)
Contract terminations:
Surrender benefits	(2,874,541)	(2,614,505)	(11,344,493)	(5,505,920)	(2,245,957)
Death benefits	(321,791)	(146,415)	(1,421,599)	(683,913)	(410,497)
Units outstanding at end of year	19,233,860	20,664,297	81,827,094	50,299,336	24,733,445

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$5,239,883	$(719,727)	$1,234,345	$(3,227,904)	$179,367
Net realized gain (loss) on sales of investments	(948,615)	13,771,764	6,764,618	11,388,718	1,437,077
Distributions from capital gains	—	46,117,561	6,767,174	61,630,324	74,335
Net change in unrealized appreciation or depreciation of investments	(7,523,904)	(61,056,514)	(18,891,492)	(80,067,840)	231,199
Net increase (decrease) in net assets resulting from operations	(3,232,636)	(1,886,916)	(4,125,355)	(10,276,702)	1,921,978

Contract transactions
Contract purchase payments	3,144,289	21,338,217	1,250,201	14,661,714	1,067,926
Net transfers(1)	(28,075,391)	(7,762,644)	(2,626,301)	(18,138,210)	2,696,997
Transfers for policy loans	(24,506)	51,304	14,305	96,486	14,223
Adjustments to net assets allocated to contracts in payment period	(45,734)	(140,260)	(73,765)	(61,752)	(18,927)
Contract charges	(163,270)	(276,505)	(99,025)	(405,992)	(53,922)
Contract terminations:
Surrender benefits	(28,234,309)	(50,225,499)	(16,073,305)	(54,525,248)	(9,043,151)
Death benefits	(3,286,941)	(3,355,837)	(1,212,688)	(4,782,051)	(720,165)
Increase (decrease) from contract transactions	(56,685,862)	(40,371,224)	(18,820,578)	(63,155,053)	(6,057,019)
Net assets at beginning of year	247,887,630	516,450,625	139,817,430	520,176,988	75,111,694
Net assets at end of year	$187,969,132	$474,192,485	$116,871,497	$446,745,233	$70,976,653

Accumulation unit activity
Units outstanding at beginning of year	193,251,982	299,019,368	70,817,286	178,382,262	47,895,786
Contract purchase payments	2,436,887	12,253,430	638,307	5,898,868	681,157
Net transfers(1)	(21,813,697)	(4,470,972)	(1,346,654)	(5,969,744)	2,014,624
Transfers for policy loans	(18,944)	32,554	7,638	23,173	10,554
Contract charges	(126,254)	(158,262)	(50,594)	(133,275)	(32,559)
Contract terminations:
Surrender benefits	(21,780,541)	(28,901,311)	(8,216,067)	(17,142,667)	(5,426,070)
Death benefits	(2,582,738)	(1,938,252)	(624,250)	(1,626,541)	(435,949)
Units outstanding at end of year	149,366,695	275,836,555	61,225,666	159,432,076	44,707,543

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$937,131	$3,377,114	$2,473,428	$2,872,074	$(359,773)
Net realized gain (loss) on sales of investments	(303,090)	(4,130,511)	(1,607,720)	4,341,829	5,861,708
Distributions from capital gains	122,149	—	—	9,071,079	20,338,754
Net change in unrealized appreciation or depreciation of investments	(2,461,196)	253,887	(6,074,586)	(23,773,328)	(37,229,430)
Net increase (decrease) in net assets resulting from operations	(1,705,006)	(499,510)	(5,208,878)	(7,488,346)	(11,388,741)

Contract transactions
Contract purchase payments	6,854,342	2,066,201	6,548,116	3,751,068	4,219,475
Net transfers(1)	11,647,770	(2,989,670)	(4,473,233)	(5,972,830)	(8,537,725)
Transfers for policy loans	5,448	65,816	(11,457)	(355)	42,734
Adjustments to net assets allocated to contracts in payment period	(21,396)	(38,936)	68,222	(22,092)	31,079
Contract charges	(18,565)	(102,814)	(31,878)	(77,235)	(82,711)
Contract terminations:
Surrender benefits	(3,878,734)	(15,401,310)	(5,053,426)	(12,965,208)	(16,211,361)
Death benefits	(676,964)	(2,079,825)	(454,652)	(1,478,007)	(1,427,516)
Increase (decrease) from contract transactions	13,911,901	(18,480,538)	(3,408,308)	(16,764,659)	(21,966,025)
Net assets at beginning of year	40,558,329	149,816,119	60,590,227	143,232,210	154,239,378
Net assets at end of year	$52,765,224	$130,836,071	$51,973,041	$118,979,205	$120,884,612

Accumulation unit activity
Units outstanding at beginning of year	40,139,311	70,970,247	54,673,654	79,442,319	52,597,248
Contract purchase payments	6,786,625	1,029,042	5,950,272	2,183,922	1,760,339
Net transfers(1)	11,465,581	(1,303,524)	(4,550,900)	(3,430,546)	(3,294,561)
Transfers for policy loans	5,367	26,155	(10,041)	(3,395)	12,065
Contract charges	(18,374)	(46,507)	(29,273)	(42,462)	(27,910)
Contract terminations:
Surrender benefits	(3,846,991)	(6,749,526)	(4,653,645)	(6,991,205)	(5,149,011)
Death benefits	(671,780)	(938,241)	(431,081)	(806,611)	(463,463)
Units outstanding at end of year	53,859,739	62,987,646	50,948,986	70,352,022	45,434,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$2,492,426	$(1,025,134)	$50,693	$593,557	$(544,122)
Net realized gain (loss) on sales of investments	(724,799)	4,877,762	(21,477)	8,561,149	4,770,437
Distributions from capital gains	184,522	14,471,502	6,166	8,162,301	331,973
Net change in unrealized appreciation or depreciation of investments	(3,912,943)	(39,520,118)	(269,788)	(18,820,216)	(2,101,120)
Net increase (decrease) in net assets resulting from operations	(1,960,794)	(21,195,988)	(234,406)	(1,503,209)	2,457,168

Contract transactions
Contract purchase payments	2,996,862	1,785,203	1,042,981	1,087,416	447,589
Net transfers(1)	2,501,008	(7,965,871)	2,338,983	(3,533,687)	(3,279,779)
Transfers for policy loans	(5,104)	65,987	—	73,830	(5,046)
Adjustments to net assets allocated to contracts in payment period	—	(84,125)	—	(51,692)	(1,297)
Contract charges	(13,353)	(202,179)	(1,048)	(240,794)	(215,111)
Contract terminations:
Surrender benefits	(2,533,774)	(29,476,932)	(88,186)	(18,362,159)	(8,602,579)
Death benefits	(281,679)	(2,540,599)	(12,225)	(1,440,189)	(634,010)
Increase (decrease) from contract transactions	2,663,960	(38,418,516)	3,280,505	(22,467,275)	(12,290,233)
Net assets at beginning of year	34,289,611	240,679,933	1,046,474	153,518,059	68,517,743
Net assets at end of year	$34,992,777	$181,065,429	$4,092,573	$129,547,575	$58,684,678

Accumulation unit activity
Units outstanding at beginning of year	34,705,803	55,340,904	1,081,442	87,016,856	47,631,346
Contract purchase payments	3,069,715	440,956	1,095,934	609,610	304,260
Net transfers(1)	2,528,381	(1,986,724)	2,423,838	(2,144,293)	(2,220,916)
Transfers for policy loans	(4,909)	15,338	—	41,620	(3,189)
Contract charges	(13,784)	(47,791)	(1,109)	(136,798)	(146,347)
Contract terminations:
Surrender benefits	(2,612,246)	(6,855,261)	(92,516)	(10,505,998)	(5,848,416)
Death benefits	(289,725)	(615,021)	(13,258)	(828,878)	(427,530)
Units outstanding at end of year	37,383,235	46,292,401	4,494,331	74,052,119	39,289,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$1,154,652	$1,375,825	$214,140	$(639,637)	$403,895
Net realized gain (loss) on sales of investments	(1,025,605)	11,433,769	1,448,301	1,817,216	2,560,545
Distributions from capital gains	3,506,306	494,963	—	6,718,469	—
Net change in unrealized appreciation or depreciation of investments	(6,010,835)	(25,974,308)	(1,309,861)	(7,676,310)	(6,600,876)
Net increase (decrease) in net assets resulting from operations	(2,375,482)	(12,669,751)	352,580	219,738	(3,636,436)

Contract transactions
Contract purchase payments	5,400,248	1,804,726	304,220	973,031	1,674,638
Net transfers(1)	1,444,831	(6,478,513)	2,412,571	21,212,773	5,696,649
Transfers for policy loans	(143)	5,746	4,383	(21,629)	44,112
Adjustments to net assets allocated to contracts in payment period	(1,341)	(20,899)	(1,885)	(5,305)	113,785
Contract charges	(17,453)	(373,005)	(19,354)	(43,492)	(86,044)
Contract terminations:
Surrender benefits	(2,907,695)	(23,743,139)	(3,550,236)	(6,640,496)	(10,144,308)
Death benefits	(398,438)	(1,951,750)	(362,824)	(540,600)	(729,135)
Increase (decrease) from contract transactions	3,520,009	(30,756,834)	(1,213,125)	14,934,282	(3,430,303)
Net assets at beginning of year	34,120,770	204,222,955	27,986,325	57,778,845	99,983,531
Net assets at end of year	$35,265,297	$160,796,370	$27,125,780	$72,932,865	$92,916,792

Accumulation unit activity
Units outstanding at beginning of year	33,181,437	103,549,133	17,808,634	26,592,708	61,027,400
Contract purchase payments	5,246,658	948,432	191,581	424,977	1,023,804
Net transfers(1)	1,082,716	(3,292,947)	1,513,338	9,074,509	3,268,764
Transfers for policy loans	(31)	3,566	2,796	(9,234)	25,363
Contract charges	(17,151)	(188,680)	(12,113)	(18,852)	(52,941)
Contract terminations:
Surrender benefits	(2,849,207)	(12,147,783)	(2,217,523)	(2,904,086)	(6,084,526)
Death benefits	(397,196)	(1,005,979)	(228,187)	(237,214)	(449,764)
Units outstanding at end of year	36,247,226	87,865,742	17,058,526	32,922,808	58,758,100

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(137,609)	$(215,317)	$(266,821)	$377,675	$(22,270)
Net realized gain (loss) on sales of investments	616,231	1,181,819	(3,922,543)	(38,723)	(59,547)
Distributions from capital gains	1,251,108	2,559,815	7,292,698	130,766	479,692
Net change in unrealized appreciation or depreciation of investments	(1,644,021)	(2,053,927)	(6,889,859)	(994,002)	(787,932)
Net increase (decrease) in net assets resulting from operations	85,709	1,472,390	(3,786,525)	(524,284)	(390,057)

Contract transactions
Contract purchase payments	159,272	359,992	4,036,623	3,612,704	863,685
Net transfers(1)	448,148	2,223,089	(9,009,834)	20,247,911	463,565
Transfers for policy loans	25,934	(6,123)	11,870	(7,890)	—
Adjustments to net assets allocated to contracts in payment period	(7,429)	(142)	(25,165)	(6,494)	(13,400)
Contract charges	(8,790)	(41,167)	(21,565)	(9,911)	(8,738)
Contract terminations:
Surrender benefits	(1,377,980)	(3,635,295)	(3,064,344)	(2,239,084)	(1,346,553)
Death benefits	(183,620)	(480,653)	(224,488)	(197,975)	(83,165)
Increase (decrease) from contract transactions	(944,465)	(1,580,299)	(8,296,903)	21,399,261	(124,606)
Net assets at beginning of year	16,457,094	25,483,135	45,105,867	18,937,533	11,070,709
Net assets at end of year	$15,598,338	$25,375,226	$33,022,439	$39,812,510	$10,556,046

Accumulation unit activity
Units outstanding at beginning of year	11,512,605	20,096,254	39,684,305	18,510,177	9,002,637
Contract purchase payments	107,640	269,847	3,599,777	3,542,422	711,899
Net transfers(1)	295,584	1,687,106	(8,327,358)	19,758,766	379,244
Transfers for policy loans	17,438	(4,790)	10,622	(7,700)	—
Contract charges	(5,996)	(31,326)	(19,518)	(9,691)	(7,220)
Contract terminations:
Surrender benefits	(927,017)	(2,770,444)	(2,748,090)	(2,187,443)	(1,114,240)
Death benefits	(125,158)	(373,016)	(205,838)	(194,413)	(68,408)
Units outstanding at end of year	10,875,096	18,873,631	31,993,900	39,412,118	8,903,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)
Operations
Investment income (loss) — net	$(157,688)	$(250,473)	$(123,766)	$(184,972)	$(152,772)
Net realized gain (loss) on sales of investments	670,280	2,552,976	(1,283,831)	(72,658)	(293,855)
Distributions from capital gains	2,634,024	10,028,709	1,084,668	449,239	4,140,340
Net change in unrealized appreciation or depreciation of investments	(2,451,129)	(10,158,028)	(2,951,947)	(491,400)	(5,278,543)
Net increase (decrease) in net assets resulting from operations	695,487	2,173,184	(3,274,876)	(299,791)	(1,584,830)

Contract transactions
Contract purchase payments	200,794	2,199,651	499,089	1,478,159	577,398
Net transfers(1)	1,620,160	1,968,491	(2,861,695)	1,128,899	73,754,963
Transfers for policy loans	564	1,175	34,623	3,159	15,471
Adjustments to net assets allocated to contracts in payment period	5,543	(2,521)	(45,603)	—	167,286
Contract charges	(9,981)	(87,962)	(20,406)	(8,157)	(34,428)
Contract terminations:
Surrender benefits	(1,912,363)	(5,314,658)	(4,178,667)	(949,403)	(5,875,403)
Death benefits	(112,978)	(417,695)	(187,226)	(79,563)	(978,475)
Increase (decrease) from contract transactions	(208,261)	(1,653,519)	(6,759,885)	1,573,094	67,626,812
Net assets at beginning of year	18,712,738	52,555,317	40,254,194	16,768,637	—
Net assets at end of year	$19,199,964	$53,074,982	$30,219,433	$18,041,940	$66,041,982

Accumulation unit activity
Units outstanding at beginning of year	21,328,400	34,513,877	30,009,325	14,705,685	—
Contract purchase payments	222,267	1,361,310	371,917	1,285,904	584,098
Net transfers(1)	1,757,045	1,197,394	(2,168,209)	952,356	73,738,212
Transfers for policy loans	1,174	578	25,916	2,753	15,531
Contract charges	(10,826)	(55,267)	(15,373)	(7,120)	(34,692)
Contract terminations:
Surrender benefits	(2,119,110)	(3,321,523)	(3,140,072)	(822,260)	(5,898,893)
Death benefits	(129,530)	(263,127)	(137,639)	(69,464)	(979,327)
Units outstanding at end of year	21,049,420	33,433,242	24,945,865	16,047,854	67,424,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(345,820)	$7,288,736	$819,613	$(385,215)	$(25,781)
Net realized gain (loss) on sales of investments	414,772	7,650,639	1,889,245	(215,996)	(12,944)
Distributions from capital gains	1,320,258	16,721,991	—	6,945,327	34,845
Net change in unrealized appreciation or depreciation of investments	(2,323,767)	(69,238,929)	(4,055,413)	(9,059,659)	(208,316)
Net increase (decrease) in net assets resulting from operations	(934,557)	(37,577,563)	(1,346,555)	(2,715,543)	(212,196)

Contract transactions
Contract purchase payments	445,707	7,972,022	812,899	1,466,303	1,157,877
Net transfers(1)	(2,984,201)	(28,164,455)	(2,562,386)	(3,582,364)	1,512,502
Transfers for policy loans	10,050	22,880	(8,505)	(10,861)	(172)
Adjustments to net assets allocated to contracts in payment period	(13,018)	(41,143)	(5,702)	(12,005)	—
Contract charges	(28,480)	(140,631)	(43,641)	(23,683)	(730)
Contract terminations:
Surrender benefits	(4,445,816)	(23,267,867)	(5,658,510)	(4,454,440)	(138,568)
Death benefits	(224,171)	(2,574,270)	(767,823)	(324,847)	(10,065)
Increase (decrease) from contract transactions	(7,239,929)	(46,193,464)	(8,233,668)	(6,941,897)	2,520,844
Net assets at beginning of year	43,814,079	273,800,305	62,632,542	44,824,215	1,091,406
Net assets at end of year	$35,639,593	$190,029,278	$53,052,319	$35,166,775	$3,400,054

Accumulation unit activity
Units outstanding at beginning of year	24,111,644	96,240,271	44,945,342	24,644,631	1,105,939
Contract purchase payments	235,114	3,125,488	579,075	815,805	1,179,859
Net transfers(1)	(1,610,750)	(10,414,842)	(1,934,289)	(2,060,592)	1,539,432
Transfers for policy loans	5,665	6,707	(6,052)	(5,866)	(177)
Contract charges	(15,246)	(51,153)	(31,089)	(13,127)	(762)
Contract terminations:
Surrender benefits	(2,392,614)	(8,207,663)	(4,043,888)	(2,483,641)	(141,353)
Death benefits	(123,789)	(930,846)	(554,608)	(182,417)	(10,039)
Units outstanding at end of year	20,210,024	79,767,962	38,954,491	20,714,793	3,672,899

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$1,872	$140,541	$21,547,330	$(269,518)	$2,701,016
Net realized gain (loss) on sales of investments	277,798	2,389,430	(639,459)	1,843,848	(4,903,556)
Distributions from capital gains	45,708	7,596,770	—	13,698,874	—
Net change in unrealized appreciation or depreciation of investments	(193,066)	(7,403,433)	(34,967,351)	(21,738,508)	(10,875,373)
Net increase (decrease) in net assets resulting from operations	132,312	2,723,308	(14,059,480)	(6,465,304)	(13,077,913)

Contract transactions
Contract purchase payments	198,422	5,755,056	6,338,529	5,761,849	2,149,179
Net transfers(1)	(425,677)	9,382,221	(32,010,463)	4,289,682	(32,172,121)
Transfers for policy loans	(7,369)	27,943	79,803	(8,663)	37,058
Adjustments to net assets allocated to contracts in payment period	(15,062)	(2,779)	(126,614)	2,243	(161,877)
Contract charges	(24,420)	(62,338)	(455,525)	(49,075)	(127,734)
Contract terminations:
Surrender benefits	(1,579,359)	(10,320,912)	(56,882,359)	(8,414,039)	(17,547,563)
Death benefits	(77,968)	(1,092,996)	(7,140,086)	(780,369)	(1,797,339)
Increase (decrease) from contract transactions	(1,931,433)	3,686,195	(90,196,715)	801,628	(49,620,397)
Net assets at beginning of year	17,811,947	109,802,521	511,410,104	91,689,704	166,593,253
Net assets at end of year	$16,012,826	$116,212,024	$407,153,909	$86,026,028	$103,894,943

Accumulation unit activity
Units outstanding at beginning of year	16,273,274	58,004,873	327,694,646	41,092,297	116,222,805
Contract purchase payments	173,901	3,053,541	4,231,623	2,647,042	1,567,636
Net transfers(1)	(365,376)	4,793,922	(20,721,317)	1,985,650	(23,312,961)
Transfers for policy loans	(6,942)	12,442	50,347	(3,966)	26,353
Contract charges	(21,345)	(30,816)	(290,490)	(21,802)	(91,150)
Contract terminations:
Surrender benefits	(1,426,378)	(5,035,395)	(36,081,684)	(3,715,948)	(12,657,731)
Death benefits	(68,504)	(563,990)	(4,600,399)	(383,155)	(1,324,174)
Units outstanding at end of year	14,558,630	60,234,577	270,282,726	41,600,118	80,430,778

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
Operations
Investment income (loss) — net	$29,645	$479,504	$2,445,015	$60,945	$258,415
Net realized gain (loss) on sales of investments	(21,999)	(13,334)	1,047,192	96,492	2,025,989
Distributions from capital gains	—	148,187	—	—	—
Net change in unrealized appreciation or depreciation of investments	(108,910)	(754,348)	(1,424,219)	(256,155)	(2,536,859)
Net increase (decrease) in net assets resulting from operations	(101,264)	(139,991)	2,067,988	(98,718)	(252,455)

Contract transactions
Contract purchase payments	373,080	1,945,858	504,543	220,292	336,206
Net transfers(1)	546,095	1,753,801	9,858,131	1,294,194	(452,368)
Transfers for policy loans	2,124	556	(7,284)	13,218	20,221
Adjustments to net assets allocated to contracts in payment period	—	—	(9,276)	(3,899)	(57,908)
Contract charges	(1,479)	(3,133)	(27,641)	(13,053)	(20,861)
Contract terminations:
Surrender benefits	(239,236)	(873,068)	(3,979,835)	(2,048,441)	(2,862,560)
Death benefits	(24,820)	(115,491)	(722,438)	(96,564)	(185,474)
Increase (decrease) from contract transactions	655,764	2,708,523	5,616,200	(634,253)	(3,222,744)
Net assets at beginning of year	3,970,597	11,227,873	30,987,917	18,772,797	31,236,889
Net assets at end of year	$4,525,097	$13,796,405	$38,672,105	$18,039,826	$27,761,690

Accumulation unit activity
Units outstanding at beginning of year	4,088,260	11,275,082	12,805,576	12,169,815	16,590,553
Contract purchase payments	367,686	1,966,719	195,302	134,757	175,986
Net transfers(1)	534,695	1,757,879	3,778,193	801,889	(227,881)
Transfers for policy loans	2,208	556	(2,562)	8,289	10,381
Contract charges	(1,482)	(3,145)	(10,590)	(8,087)	(10,985)
Contract terminations:
Surrender benefits	(242,302)	(872,134)	(1,528,388)	(1,264,400)	(1,504,125)
Death benefits	(25,256)	(116,393)	(278,079)	(60,222)	(98,004)
Units outstanding at end of year	4,723,809	14,008,564	14,959,452	11,782,041	14,935,925

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(53,654)	$(11,380,024)	$(9,915,958)	$2,602,307	$46,043,558
Net realized gain (loss) on sales of investments	(492,710)	26,995,655	57,299,371	(65,048)	(7,381,619)
Distributions from capital gains	27,900	—	—	—	11,178,308
Net change in unrealized appreciation or depreciation of investments	(1,016,928)	(35,390,221)	(62,739,913)	(3,067,708)	(52,565,707)
Net increase (decrease) in net assets resulting from operations	(1,535,392)	(19,774,590)	(15,356,500)	(530,449)	(2,725,460)

Contract transactions
Contract purchase payments	427,247	34,985,819	12,761,948	2,082,294	980,284
Net transfers(1)	1,901,473	10,085,942	(48,028,680)	10,298,640	(5,832,076)
Transfers for policy loans	(9,082)	(44,222)	116,563	344	(926)
Adjustments to net assets allocated to contracts in payment period	—	(45,510)	(709,130)	(90)	(52,716)
Contract charges	(4,088)	(9,202,343)	(5,929,646)	(10,012)	(302,019)
Contract terminations:
Surrender benefits	(672,587)	(45,639,136)	(76,180,178)	(1,126,857)	(16,531,340)
Death benefits	(36,018)	(5,314,293)	(3,094,781)	(189,617)	(1,846,661)
Increase (decrease) from contract transactions	1,606,945	(15,173,743)	(121,063,904)	11,054,702	(23,585,454)
Net assets at beginning of year	5,378,877	1,178,718,577	1,150,971,230	11,248,885	137,565,984
Net assets at end of year	$5,450,430	$1,143,770,244	$1,014,550,826	$21,773,138	$111,255,070

Accumulation unit activity
Units outstanding at beginning of year	7,540,315	777,549,895	756,649,302	10,018,444	98,502,669
Contract purchase payments	689,580	22,898,093	8,328,806	1,803,998	704,994
Net transfers(1)	3,105,843	6,572,698	(31,428,934)	8,946,217	(4,241,680)
Transfers for policy loans	(14,549)	(34,544)	76,850	228	(1,059)
Contract charges	(6,326)	(6,022,718)	(3,867,173)	(8,703)	(215,189)
Contract terminations:
Surrender benefits	(1,084,715)	(29,849,231)	(49,523,466)	(981,279)	(11,834,169)
Death benefits	(54,140)	(3,509,507)	(2,034,803)	(163,873)	(1,327,734)
Units outstanding at end of year	10,176,008	767,604,686	678,200,582	19,615,032	81,587,832

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(5,264,917)	$(7,151,854)	$54,252	$(346,356)	$(67,821,971)
Net realized gain (loss) on sales of investments	11,763,705	27,485,147	(17,730)	3,034,972	99,092,426
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(11,934,683)	(27,395,692)	(221,874)	(2,841,360)	(134,110,852)
Net increase (decrease) in net assets resulting from operations	(5,435,895)	(7,062,399)	(185,352)	(152,744)	(102,840,397)

Contract transactions
Contract purchase payments	13,149,646	2,147,531	437,065	314,357	147,196,503
Net transfers(1)	(9,149,510)	(23,943,375)	1,089,186	(1,084,846)	116,400,515
Transfers for policy loans	(3,553)	52,084	(167)	6,906	160,084
Adjustments to net assets allocated to contracts in payment period	(122,721)	(2,046,660)	—	(11,611)	(84,905)
Contract charges	(2,974,733)	(3,914,157)	(975)	(88,589)	(54,096,560)
Contract terminations:
Surrender benefits	(43,318,547)	(76,004,085)	(264,849)	(4,201,590)	(360,389,097)
Death benefits	(7,903,264)	(14,689,058)	(19,502)	(355,448)	(62,393,115)
Increase (decrease) from contract transactions	(50,322,682)	(118,397,720)	1,240,758	(5,420,821)	(213,206,575)
Net assets at beginning of year	532,392,359	804,076,819	2,143,678	41,816,990	6,873,035,907
Net assets at end of year	$476,633,782	$678,616,700	$3,199,084	$36,243,425	$6,556,988,935

Accumulation unit activity
Units outstanding at beginning of year	446,222,715	671,728,504	2,060,956	28,527,088	5,028,711,317
Contract purchase payments	11,074,286	1,793,327	417,938	214,345	107,882,133
Net transfers(1)	(7,622,024)	(21,554,589)	1,017,917	(737,081)	83,336,958
Transfers for policy loans	(3,357)	43,127	(168)	4,525	110,527
Contract charges	(2,488,271)	(3,256,914)	(939)	(60,064)	(39,396,594)
Contract terminations:
Surrender benefits	(36,135,841)	(63,238,886)	(252,142)	(2,876,674)	(262,448,926)
Death benefits	(6,643,487)	(12,279,335)	(18,243)	(243,242)	(45,515,793)
Units outstanding at end of year	404,404,021	573,235,234	3,225,319	24,828,897	4,872,679,622

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(97,259,473)	$(38,654,983)	$(35,813,135)	$(14,695,176)	$(21,241,642)
Net realized gain (loss) on sales of investments	334,954,390	81,081,159	192,417,927	35,697,085	99,855,527
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(378,651,404)	(106,401,179)	(215,013,569)	(37,318,512)	(102,117,082)
Net increase (decrease) in net assets resulting from operations	(140,956,487)	(63,975,003)	(58,408,777)	(16,316,603)	(23,503,197)

Contract transactions
Contract purchase payments	36,092,657	117,783,274	31,740,142	51,649,986	7,386,498
Net transfers(1)	(35,167,814)	(93,313,028)	(182,579,338)	(49,267,987)	(117,044,772)
Transfers for policy loans	324,671	158,329	176,542	31,763	25,307
Adjustments to net assets allocated to contracts in payment period	(9,085,057)	(144,233)	(1,913,100)	551,772	(2,984,336)
Contract charges	(63,190,981)	(31,776,684)	(19,609,182)	(8,766,207)	(11,526,084)
Contract terminations:
Surrender benefits	(796,202,928)	(142,837,623)	(303,677,675)	(91,031,270)	(198,158,796)
Death benefits	(99,428,620)	(23,807,802)	(18,679,478)	(20,579,014)	(40,562,208)
Increase (decrease) from contract transactions	(966,658,072)	(173,937,767)	(494,542,089)	(117,410,957)	(362,864,391)
Net assets at beginning of year	10,873,223,881	4,035,594,233	4,173,365,693	1,495,792,521	2,399,263,348
Net assets at end of year	$9,765,609,322	$3,797,681,463	$3,620,414,827	$1,362,064,961	$2,012,895,760

Accumulation unit activity
Units outstanding at beginning of year	7,922,040,141	2,793,303,808	2,876,781,162	1,171,935,952	1,869,994,094
Contract purchase payments	26,116,138	81,445,149	21,736,703	40,634,104	5,736,546
Net transfers(1)	(32,259,062)	(64,081,741)	(126,165,023)	(38,450,574)	(92,914,704)
Transfers for policy loans	236,711	109,098	122,921	23,933	20,934
Contract charges	(45,793,996)	(21,859,018)	(13,409,399)	(6,834,457)	(8,938,937)
Contract terminations:
Surrender benefits	(575,959,352)	(98,339,956)	(207,592,385)	(70,802,858)	(153,467,308)
Death benefits	(72,035,011)	(16,450,094)	(12,825,740)	(16,102,119)	(31,580,886)
Units outstanding at end of year	7,222,345,569	2,674,127,246	2,538,648,239	1,080,403,981	1,588,849,739

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$42,521	$56,499	$(916,417)	$(171,556)	$(28,077)
Net realized gain (loss) on sales of investments	(4,881)	(7,921)	8,267,068	1,224,251	(9,824)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(98,429)	(129,654)	(18,082,096)	(1,267,151)	(68,358)
Net increase (decrease) in net assets resulting from operations	(60,789)	(81,076)	(10,731,445)	(214,456)	(106,259)

Contract transactions
Contract purchase payments	705,675	593,027	1,000,692	228,686	2,995,723
Net transfers(1)	989,010	1,598,769	(4,485,854)	5,673,276	3,774,837
Transfers for policy loans	—	—	30,837	(1,787)	3
Adjustments to net assets allocated to contracts in payment period	—	—	(164,222)	(26,769)	—
Contract charges	(715)	(933)	(217,781)	(15,327)	(1,522)
Contract terminations:
Surrender benefits	(34,521)	(109,940)	(13,251,832)	(2,816,874)	(461,738)
Death benefits	(37,290)	—	(932,898)	(80,515)	(54,880)
Increase (decrease) from contract transactions	1,622,159	2,080,923	(18,021,058)	2,960,690	6,252,423
Net assets at beginning of year	691,750	838,212	119,932,061	18,196,148	5,397,869
Net assets at end of year	$2,253,120	$2,838,059	$91,179,558	$20,942,382	$11,544,033

Accumulation unit activity
Units outstanding at beginning of year	698,743	846,023	45,328,960	8,566,525	5,404,819
Contract purchase payments	707,621	596,200	406,996	107,303	2,998,571
Net transfers(1)	990,907	1,609,906	(1,826,140)	2,615,929	3,771,229
Transfers for policy loans	—	—	12,313	(1,079)	3
Contract charges	(726)	(942)	(86,220)	(7,000)	(1,524)
Contract terminations:
Surrender benefits	(34,791)	(111,290)	(4,949,130)	(1,259,498)	(461,289)
Death benefits	(37,641)	—	(368,986)	(38,254)	(54,943)
Units outstanding at end of year	2,324,113	2,939,897	38,517,793	9,983,926	11,656,866

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Operations
Investment income (loss) — net	$1,452,536	$(2,813,638)	$53,665	$1,327,487	$(498,893)
Net realized gain (loss) on sales of investments	983,134	8,401,698	1,463,436	571,666	3,500,757
Distributions from capital gains	23,285,734	53,007,913	—	—	6,525,475
Net change in unrealized appreciation or depreciation of investments	(27,043,856)	(61,686,736)	(1,401,101)	(1,724,667)	(11,924,559)
Net increase (decrease) in net assets resulting from operations	(1,322,452)	(3,090,763)	116,000	174,486	(2,397,220)

Contract transactions
Contract purchase payments	3,188,701	3,574,967	374,676	592,818	2,754,597
Net transfers(1)	(7,649,657)	(11,510,052)	820,618	4,775,284	(2,744,960)
Transfers for policy loans	94,907	76,797	11,114	13,636	28,680
Adjustments to net assets allocated to contracts in payment period	(203,382)	(188,910)	66,669	(9,263)	(21,751)
Contract charges	(257,579)	(269,501)	(20,707)	(56,681)	(37,982)
Contract terminations:
Surrender benefits	(30,967,152)	(37,967,059)	(3,453,275)	(4,212,341)	(6,108,478)
Death benefits	(2,019,487)	(2,160,359)	(373,134)	(468,003)	(531,683)
Increase (decrease) from contract transactions	(37,813,649)	(48,444,117)	(2,574,039)	635,450	(6,661,577)
Net assets at beginning of year	280,176,145	341,047,649	30,813,703	40,732,721	66,810,723
Net assets at end of year	$241,040,044	$289,512,769	$28,355,664	$41,542,657	$57,751,926

Accumulation unit activity
Units outstanding at beginning of year	107,941,016	121,748,622	15,061,113	29,780,114	30,483,324
Contract purchase payments	1,296,171	1,321,122	182,040	412,932	1,293,360
Net transfers(1)	(3,209,616)	(4,084,076)	402,165	3,233,571	(1,249,528)
Transfers for policy loans	32,452	25,121	5,380	7,756	13,231
Contract charges	(95,791)	(93,515)	(10,147)	(41,495)	(17,168)
Contract terminations:
Surrender benefits	(11,170,550)	(12,673,155)	(1,694,605)	(2,811,506)	(2,735,131)
Death benefits	(783,801)	(763,092)	(185,742)	(316,764)	(246,515)
Units outstanding at end of year	94,009,881	105,481,027	13,760,204	30,264,608	27,541,573

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(660,020)	$293,363
Net realized gain (loss) on sales of investments	1,764,038	(231,250)
Distributions from capital gains	8,683,020	—
Net change in unrealized appreciation or depreciation of investments	(12,613,815)	(507,399)
Net increase (decrease) in net assets resulting from operations	(2,826,777)	(445,286)

Contract transactions
Contract purchase payments	3,715,800	892,596
Net transfers(1)	4,985,607	(272,024)
Transfers for policy loans	(17,629)	520
Adjustments to net assets allocated to contracts in payment period	(7,728)	(1,909)
Contract charges	(36,193)	(2,803)
Contract terminations:
Surrender benefits	(6,285,996)	(403,365)
Death benefits	(551,835)	(93,146)
Increase (decrease) from contract transactions	1,802,026	119,869
Net assets at beginning of year	68,709,508	5,973,290
Net assets at end of year	$67,684,757	$5,647,873

Accumulation unit activity
Units outstanding at beginning of year	32,243,333	6,037,414
Contract purchase payments	1,700,325	905,444
Net transfers(1)	2,217,316	(288,762)
Transfers for policy loans	(7,685)	524
Contract charges	(16,250)	(2,852)
Contract terminations:
Surrender benefits	(2,787,325)	(410,378)
Death benefits	(250,460)	(96,591)
Units outstanding at end of year	33,099,254	6,144,799

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3) contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage Band 3 contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage Band 3 contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2016, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA Advantage Band 3.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Division	Fund
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate VIP Fund – Class 2)
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income VIP Fund – Class 2)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Franklin Mutual Shares VIP Fund – Class 2)
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value VIP Fund – Class 2)
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond VIP Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Res, Serv	Janus Aspen Series Research Portfolio: Service Shares (previously Janus Aspen Series Janus Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(1),(5)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (previously Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares)
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (previously Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S))
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S))
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2)
VP Loomis Sayles Gro, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund (Class 1)(2),(6)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	69

Division	Fund
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)(3)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)(4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(2)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
(3)	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
(4)	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
(5)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.
(6)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2016.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2017. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after Dec. 15, 2015 and interim periods within those fiscal years. The Account adopted the standard on Jan. 1, 2016. There was no impact of the standard to the Account’s financial condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

For RAVA Advantage Band 3 contracts, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage Band 3 contracts.

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

There is no charge if you surrender all or part of your contract during the accumulation phase.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	71

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2016 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$1,787,711
AB VPS Global Thematic Gro, Cl B	411,692
AB VPS Gro & Inc, Cl B	8,407,273
AB VPS Intl Val, Cl B	4,088,096
ALPS Alerian Engy Infr, Class III	13,221,998
AC VP Intl, Cl II	760,715
AC VP Mid Cap Val, Cl II	18,933,950
AC VP Ultra, Cl II	2,911,417
AC VP Val, Cl II	20,269,618
BlackRock Global Alloc, Cl III	14,515,859
Calvert VP SRI Bal, Cl I	1,862,481
Col VP Bal, Cl 3	107,792,198
Col VP Commodity Strategy, Cl 2	2,619,977
Col VP Contrarian Core, Cl 2	27,532,967
Col VP Disciplined Core, Cl 3	2,019,043
Col VP Div Abs Return, Cl 2	1,097,408
Col VP Divd Opp, Cl 3	6,031,695
Col VP Emerg Mkts Bond, Cl 2	4,022,344
Col VP Emer Mkts, Cl 3	3,437,137
Col VP Global Bond, Cl 3	5,075,807
Col VP Govt Money Mkt, Cl 3	53,835,431
Col VP Hi Yield Bond, Cl 3	23,836,106
Col VP Inc Opp, Cl 3	100,549,691
Col VP Inter Bond, Cl 3	24,370,411
Col VP Lg Cap Gro, Cl 3	2,814,023
Col VP Lg Cap Index, Cl 3	36,870,354
Col VP Limited Duration Cr, Cl 2	20,369,460
Col VP Long Govt/Cr Bond, Cl 2	10,696,352
Col VP Man Vol Conserv, Cl 2	238,293,361
Col VP Man Vol Conserv Gro, Cl 2	437,450,175
Col VP Man Vol Gro, Cl 2	878,807,158
Col VP Man Vol Mod Gro, Cl 2	1,486,611,829
Col VP Mid Cap Gro, Cl 3	1,712,712
Col VP Mid Cap Val, Cl 3	1,828,644
Col VP Select Intl Eq, Cl 3	32,651,942
Col VP Select Lg Cap Val, Cl 3	2,716,094
Col VP Select Sm Cap Val, Cl 3	1,627,019
Col VP US Govt Mtge, Cl 3	15,086,153
CS Commodity Return	2,117,991
Deutsche Alt Asset Alloc VIP, Cl B	2,516,332
ET VT Floating-Rate Inc, Init Cl	14,499,515
Fid VIP Contrafund, Serv Cl 2	52,880,252
Fid VIP Gro & Inc, Serv Cl 2	9,953,116
Fid VIP Mid Cap, Serv Cl 2	35,363,914
Fid VIP Overseas, Serv Cl 2	3,166,687
Fid VIP Strategic Inc, Serv Cl 2	28,247,892
Frank Global Real Est, Cl 2	3,402,237
Frank Inc, Cl 2	12,340,918
Frank Mutual Shares, Cl 2	14,776,832
Frank Sm Cap Val, Cl 2	30,282,720
Temp Global Bond, Cl 2	4,814,917
GS VIT Mid Cap Val, Inst	2,766,316
GS VIT Multi-Strategy Alt, Advisor	1,716,223
GS VIT U.S. Eq Insights, Inst	7,030,213
Invesco VI Am Fran, Ser II	5,650,758
Invesco VI Bal Risk Alloc, Ser II	13,442,274
Invesco VI Comstock, Ser II	15,349,372

Division	Purchases
Invesco VI Div Divd, Ser I	$11,306,375
Invesco VI Global Hlth, Ser II	11,796,836
Invesco VI Intl Gro, Ser II	5,081,759
Invesco VI Mid Cap Gro, Ser I	9,154,139
Invesco VI Tech, Ser I	1,969,652
Ivy VIP Asset Strategy	2,181,773
Janus Aspen Flex Bond, Serv	24,764,312
Janus Aspen Gbl Alloc Mod, Serv	1,640,718
Janus Aspen Global Tech, Serv	1,931,478
Janus Aspen Res, Serv	6,481,311
Janus Aspen Overseas, Serv	2,433,277
Lazard Ret Global Dyn MA, Serv	3,349,652
MFS Mass Inv Gro Stock, Serv Cl	10,490,842
MFS New Dis, Serv Cl	1,938,992
MFS Utilities, Serv Cl	20,364,615
MS VIF Global Real Est, Cl II	2,935,248
MS VIF Mid Cap Gro, Cl II	2,719,439
NB AMT US Eq Index PW Strat, Cl S	1,187,478
NB AMT Intl Eq, Cl S	1,582,207
Oppen Global VA, Serv	14,715,638
Oppen Global Strategic Inc VA, Srv	21,486,271
Oppen Main St Sm Cap VA, Serv	10,466,513
PIMCO VIT All Asset, Advisor Cl	4,791,544
PIMCO VIT Glb MA Man Alloc, Adv Cl	472,278
PIMCO VIT Tot Return, Advisor Cl	9,693,615
Put VT Global Hlth Care, Cl IB	5,506,966
Put VT Intl Eq, Cl IB	1,009,884
Put VT Multi-Cap Gro, Cl IB	3,210,799
VanEck VIP Global Gold, Cl S	12,098,010
VP Aggr, Cl 2	46,171,887
VP Aggr, Cl 4	11,470,840
VP AQR Man Fut Strategy, Cl 2	15,111,265
VP BR Gl Infl Prot Sec, Cl 3	5,013,650
VP Conserv, Cl 2	104,566,171
VP Conserv, Cl 4	116,358,717
VP Lazard Intl Eq Adv, Cl 2	3,134,122
VP Loomis Sayles Gro, Cl 1	140,630,012
VP MFS Blended Res Core Eq, Cl 3	1,686,977
VP Mod, Cl 2	179,308,641
VP Mod, Cl 4	18,914,544
VP Mod Aggr, Cl 2	75,845,049
VP Mod Aggr, Cl 4	17,211,757
VP Mod Conserv, Cl 2	114,687,747
VP Mod Conserv, Cl 4	52,607,228
VP Multi-Mgr Div Inc, Cl 2	2,475,723
VP Multi-Mgr Int Rate Adapt, Cl 2	2,295,046
VP Ptnrs Sm Cap Val, Cl 3	2,308,001
VP Vty Sycamore Estb Val, Cl 3	7,445,333
VP WF Short Duration Govt, Cl 2	17,542,062
Wanger Intl	22,867,817
Wanger USA	75,237,837
WF VT Index Asset Alloc, Cl 2	2,940,902
WF VT Intl Eq, Cl 2	5,395,397
WF VT Opp, Cl 2	8,825,494
WF VT Sm Cap Gro, Cl 2	10,447,929
WA Var Global Hi Yd Bond, Cl II	2,869,258

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.12	$1.41	$2.16	$1.79	$1.03
0.60%	1.12	—	—	—	1.03
0.75%	1.11	1.37	2.10	1.73	1.02
0.85%	1.11	1.38	1.88	0.85	1.02
0.95%	1.10	1.34	2.03	1.68	1.01
1.00%	1.10	1.34	2.20	1.74	1.01
1.05%	1.10	1.35	1.84	0.83	1.01
1.10%	1.10	1.34	1.83	0.82	1.01
1.15%	1.09	—	—	—	1.00
1.20%	1.09	1.31	2.13	1.69	1.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.09	1.32	1.80	0.81	1.00
1.30%	1.09	1.32	1.79	0.81	1.00
1.35%	1.09	—	—	—	1.00
1.40%	1.08	—	—	—	1.00
1.45%	1.08	1.29	1.76	0.79	0.99
1.50%	1.08	—	—	—	0.99
1.55%	1.08	—	—	—	0.99
1.60%	1.08	—	—	—	0.99
1.65%	1.07	—	—	—	0.99
1.70%	1.07	—	—	—	0.98
1.75%	1.07	—	—	—	0.98
1.80%	1.07	—	—	—	0.98
1.85%	1.07	—	—	—	0.98
1.90%	1.06	—	—	—	0.98

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$1.57	$2.11	$1.98	$2.82	$1.21
0.60%	—	—	—	1.73	1.21
0.75%	1.52	2.07	1.93	2.74	1.20
0.85%	—	2.55	2.01	1.99	1.19
0.95%	1.48	2.03	1.89	2.65	1.19
1.00%	1.70	2.02	1.88	2.62	1.18
1.05%	—	2.49	1.96	1.94	1.18
1.10%	—	2.48	1.95	1.93	1.18
1.15%	—	—	—	1.71	1.18
1.20%	1.65	1.98	1.84	2.54	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.44	1.92	1.90	1.17
1.30%	—	2.43	1.91	1.89	1.17
1.35%	—	—	—	2.11	1.16
1.40%	—	—	—	2.11	1.16
1.45%	—	2.39	1.88	1.86	1.16
1.50%	—	—	—	1.68	1.16
1.55%	—	—	—	2.09	1.15
1.60%	—	—	—	2.08	1.15
1.65%	—	—	—	2.07	1.15
1.70%	—	—	—	2.07	1.15
1.75%	—	—	—	2.06	1.14
1.80%	—	—	—	2.05	1.14
1.85%	—	—	—	1.65	1.14
1.90%	—	—	—	1.65	1.14

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	73

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1.68	$1.99	$0.61	$1.50	$1.60
0.60%	—	1.47	0.61	1.50	—
0.75%	1.62	1.93	0.61	1.49	1.54
0.85%	—	1.75	0.61	1.49	1.84
0.95%	1.57	1.86	0.61	1.48	1.49
1.00%	1.78	2.07	0.60	1.48	1.89
1.05%	—	1.71	0.60	1.48	1.81
1.10%	—	1.70	0.60	1.47	1.80
1.15%	—	1.44	0.60	1.47	—
1.20%	1.72	2.00	0.60	1.47	1.99
1.25%	—	—	—	—	—
1.25%	—	1.68	—	—	1.77
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.79	—	—	2.36
1.25%	—	—	0.60	1.46	—
1.30%	—	1.67	0.60	1.46	1.76
1.35%	—	1.78	0.60	1.46	—
1.40%	—	1.78	0.60	1.46	—
1.45%	—	1.64	0.59	1.45	1.73
1.50%	—	1.41	0.59	1.45	—
1.55%	—	1.76	0.59	1.45	—
1.60%	—	1.75	0.59	1.45	—
1.65%	—	1.75	0.59	1.44	—
1.70%	—	1.74	0.59	1.44	—
1.75%	—	1.74	0.59	1.44	—
1.80%	—	1.73	0.59	1.43	—
1.85%	—	1.39	0.59	1.43	—
1.90%	—	1.39	0.58	1.43	—

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	$0.89	$2.76	$0.99	$2.32	$1.69
0.60%	0.88	—	0.99	—	—
0.75%	0.88	2.68	0.98	2.21	1.63
0.85%	0.88	1.65	0.98	1.44	1.18
0.95%	0.87	2.59	0.98	2.14	1.58
1.00%	0.87	2.62	0.98	2.85	1.53
1.05%	0.87	1.62	0.97	1.41	1.16
1.10%	0.87	1.61	0.97	1.40	1.15
1.15%	0.87	—	0.97	—	—
1.20%	0.86	2.53	0.97	2.76	1.48
1.25%	—	2.46	—	1.73	—
1.25%	—	1.58	—	1.38	1.13
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.66
1.25%	—	—	—	—	—
1.25%	0.86	—	0.97	—	—
1.30%	0.86	1.58	0.96	1.37	1.13
1.35%	0.86	—	0.96	—	—
1.40%	0.86	—	0.96	—	—
1.45%	0.86	1.55	0.96	1.35	1.11
1.50%	0.86	—	0.96	—	—
1.55%	0.85	—	0.96	—	—
1.60%	0.85	—	0.95	—	—
1.65%	0.85	—	0.95	—	—
1.70%	0.85	—	0.95	—	—
1.75%	0.85	—	0.95	—	—
1.80%	0.85	—	0.95	—	—
1.85%	0.84	—	0.94	—	—
1.90%	0.84	—	0.94	—	—

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.19	$2.62	$2.13	$1.95	$1.22
0.60%	—	—	—	—	—
0.75%	1.15	2.53	2.07	1.88	1.19
0.85%	1.01	1.97	1.92	1.46	1.83
0.95%	1.11	2.44	2.02	1.82	1.15
1.00%	1.01	2.59	2.01	1.59	1.86
1.05%	0.99	1.92	1.88	1.43	1.79
1.10%	0.98	1.91	1.87	1.42	1.78
1.15%	—	—	—	—	—
1.20%	0.98	2.52	1.96	1.54	1.80
1.25%	—	—	—	—	—
1.25%	0.96	1.88	—	1.40	—
1.25%	—	—	—	—	—
1.25%	—	2.67	—	—	—
1.25%	1.20	—	—	1.94	—
1.25%	—	—	1.84	—	1.76
1.30%	0.96	1.87	1.83	1.39	1.75
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	0.94	1.84	1.80	1.37	1.72
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.55%	$1.79	$0.96	$1.01	$1.05	$1.05
0.60%	1.68	1.05	1.01	1.02	1.01
0.75%	1.74	0.96	1.01	1.04	1.05
0.85%	1.98	1.09	1.00	1.04	1.04
0.95%	1.69	1.08	1.00	1.04	1.08
1.00%	2.21	0.95	1.00	1.03	1.04
1.05%	1.93	1.07	1.00	1.04	1.07
1.10%	1.92	1.07	0.99	1.04	1.07
1.15%	1.64	1.02	0.99	1.04	1.07
1.20%	2.15	1.06	0.99	1.03	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.89	1.06	0.99	1.03	1.03
1.30%	1.88	1.05	0.99	1.03	1.06
1.35%	2.14	1.05	0.98	1.03	1.06
1.40%	2.13	1.05	0.98	1.03	1.06
1.45%	1.85	1.04	0.98	1.02	1.06
1.50%	1.62	1.01	0.98	1.02	1.05
1.55%	2.11	1.04	0.98	1.02	1.05
1.60%	2.10	1.03	0.98	1.02	1.05
1.65%	2.09	1.03	0.97	1.02	1.05
1.70%	2.09	1.03	0.97	1.02	1.05
1.75%	2.08	1.02	0.97	1.01	1.04
1.80%	2.07	1.02	0.97	1.01	1.04
1.85%	1.59	0.99	0.97	1.01	1.04
1.90%	1.59	0.99	0.96	1.01	1.04

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	75

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
0.55%	$1.06	$1.06	$2.19	$2.46	$1.20
0.60%	1.00	1.01	—	—	—
0.75%	1.06	1.05	2.09	2.40	1.15
0.85%	1.05	1.05	1.79	1.91	1.20
0.95%	1.14	1.19	2.03	2.34	1.12
1.00%	1.05	1.05	2.08	2.33	1.75
1.05%	1.13	1.18	1.75	1.87	1.17
1.10%	1.13	1.10	1.74	1.86	1.17
1.15%	1.13	1.18	—	—	—
1.20%	1.13	1.17	2.02	2.27	1.69
1.25%	—	—	—	—	—
1.25%	—	—	1.72	—	1.15
1.25%	—	—	1.57	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.47
1.25%	1.04	1.04	—	1.83	—
1.30%	1.12	1.17	1.71	1.82	1.14
1.35%	1.12	1.16	—	—	—
1.40%	1.12	1.16	—	—	—
1.45%	1.12	1.16	1.68	1.79	1.12
1.50%	1.11	1.16	—	—	—
1.55%	1.11	1.15	—	—	—
1.60%	1.11	1.08	—	—	—
1.65%	1.11	1.15	—	—	—
1.70%	1.11	1.15	—	—	—
1.75%	1.10	1.14	—	—	—
1.80%	1.10	1.14	—	—	—
1.85%	1.10	1.14	—	—	—
1.90%	1.10	1.14	—	—	—

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	$2.38	$3.29	$1.50	$0.53	$1.00
0.60%	—	—	—	—	1.00
0.75%	2.32	3.19	1.44	0.52	0.99
0.85%	1.99	1.96	1.17	0.54	0.99
0.95%	2.26	3.09	1.39	0.51	0.98
1.00%	2.25	2.96	1.21	0.51	0.98
1.05%	1.95	1.92	1.15	0.53	0.98
1.10%	1.94	1.91	1.14	0.53	0.98
1.15%	—	—	—	—	0.97
1.20%	2.19	2.87	1.17	0.50	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.91	1.88	1.12	0.52	0.97
1.30%	1.90	1.87	1.12	0.52	0.97
1.35%	—	—	—	—	0.96
1.40%	—	—	—	—	0.96
1.45%	1.87	1.84	1.10	0.51	0.96
1.50%	—	—	—	—	0.96
1.55%	—	—	—	—	0.96
1.60%	—	—	—	—	0.95
1.65%	—	—	—	—	0.95
1.70%	—	—	—	—	0.95
1.75%	—	—	—	—	0.95
1.80%	—	—	—	—	0.94
1.85%	—	—	—	—	0.94
1.90%	—	—	—	—	0.94

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
0.55%	$1.41	$1.86	$2.27	$4.00	$1.71
0.60%	—	1.57	—	1.56	—
0.75%	1.38	1.82	2.20	3.87	1.65
0.85%	1.36	1.92	—	2.03	1.16
0.95%	1.35	1.78	2.13	3.76	1.60
1.00%	1.35	1.77	2.21	3.62	1.77
1.05%	1.34	1.88	—	1.99	1.13
1.10%	1.33	1.87	—	1.98	1.13
1.15%	—	1.54	—	1.53	—
1.20%	1.32	1.74	2.14	3.52	1.72
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.31	1.84	—	1.95	1.11
1.30%	1.30	1.83	—	1.94	1.10
1.35%	—	1.98	—	1.85	—
1.40%	—	1.97	—	1.85	—
1.45%	1.28	1.80	—	1.91	1.09
1.50%	—	1.51	—	1.50	—
1.55%	—	1.95	—	1.83	—
1.60%	—	1.95	—	1.82	—
1.65%	—	1.94	—	1.82	—
1.70%	—	1.93	—	1.81	—
1.75%	—	1.93	—	1.80	—
1.80%	—	1.92	—	1.80	—
1.85%	—	1.49	—	1.48	—
1.90%	—	1.48	—	1.48	—

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
0.55%	$1.06	$2.91	$1.17	$2.26	$4.80
0.60%	1.06	—	1.17	1.55	1.71
0.75%	1.05	2.81	1.16	2.19	4.64
0.85%	1.05	1.05	1.16	1.64	2.05
0.95%	1.05	2.72	1.15	2.13	4.48
1.00%	1.04	2.02	1.15	2.23	3.39
1.05%	1.04	1.03	1.15	1.60	2.00
1.10%	1.04	1.02	1.15	1.60	1.99
1.15%	1.04	—	1.14	1.52	1.69
1.20%	1.04	1.96	1.14	2.17	3.29
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	1.00	1.14	1.58	1.97
1.30%	1.03	1.00	1.14	1.56	1.95
1.35%	1.03	—	1.14	1.77	2.26
1.40%	1.03	—	1.13	1.76	2.25
1.45%	1.03	0.98	1.13	1.55	1.92
1.50%	1.03	—	1.13	1.50	1.66
1.55%	1.02	—	1.13	1.74	2.23
1.60%	1.02	—	1.13	1.74	2.22
1.65%	1.02	—	1.12	1.73	2.22
1.70%	1.02	—	1.12	1.73	2.21
1.75%	1.02	—	1.12	1.72	2.20
1.80%	1.01	—	1.12	1.72	2.20
1.85%	1.01	—	1.12	1.47	1.63
1.90%	1.01	—	1.11	1.47	1.63

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	77

Subaccount	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
0.55%	$0.97	$4.79	$0.91	$2.00	$1.53
0.60%	0.97	—	0.91	—	—
0.75%	0.96	4.63	0.91	1.93	1.52
0.85%	0.96	—	0.91	1.85	1.51
0.95%	0.96	4.47	0.90	1.86	1.50
1.00%	0.95	3.28	0.90	2.23	1.50
1.05%	0.95	—	0.90	1.82	1.50
1.10%	0.95	—	0.90	1.81	1.49
1.15%	0.95	—	0.90	—	—
1.20%	0.95	3.19	0.90	2.17	1.49
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.94	—	0.90	1.78	1.48
1.30%	0.94	—	0.90	1.77	1.48
1.35%	0.94	—	0.90	—	—
1.40%	0.94	—	0.89	—	—
1.45%	0.94	—	0.89	1.74	1.47
1.50%	0.94	—	0.89	—	—
1.55%	0.93	—	0.89	—	—
1.60%	0.93	—	0.89	—	—
1.65%	0.93	—	0.89	—	—
1.70%	0.93	—	0.89	—	—
1.75%	0.93	—	0.89	—	—
1.80%	0.93	—	0.89	—	—
1.85%	0.92	—	0.88	—	—
1.90%	0.92	—	0.88	—	—

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$1.09	$2.30	$1.84	$1.96	$1.67
0.60%	1.09	—	—	—	—
0.75%	1.08	2.24	1.82	1.92	1.64
0.85%	1.08	1.84	—	2.01	1.45
0.95%	1.08	2.18	1.80	1.88	1.60
1.00%	1.07	2.17	1.79	1.87	1.59
1.05%	1.07	1.80	—	1.97	1.42
1.10%	1.07	1.79	—	1.96	1.41
1.15%	1.07	—	—	—	—
1.20%	1.07	2.11	1.77	1.83	1.56
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.76	—	1.93	1.39
1.30%	1.06	1.75	—	1.92	1.38
1.35%	1.06	—	—	—	—
1.40%	1.06	—	—	—	—
1.45%	1.06	1.72	—	1.89	1.36
1.50%	1.05	—	—	—	—
1.55%	1.05	—	—	—	—
1.60%	1.05	—	—	—	—
1.65%	1.05	—	—	—	—
1.70%	1.05	—	—	—	—
1.75%	1.04	—	—	—	—
1.80%	1.04	—	—	—	—
1.85%	1.04	—	—	—	—
1.90%	1.04	—	—	—	—

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	$1.45	$1.36	$1.00	$1.04	$1.21
0.60%	—	—	1.00	1.04	1.21
0.75%	1.43	1.32	1.00	1.03	1.20
0.85%	—	—	0.99	1.03	1.19
0.95%	1.42	1.28	0.99	1.02	1.19
1.00%	1.42	1.49	0.99	1.02	1.19
1.05%	—	—	0.98	1.02	1.18
1.10%	—	—	0.98	1.02	1.18
1.15%	—	—	0.98	1.01	1.18
1.20%	1.40	1.44	0.98	1.01	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.98	1.01	1.17
1.30%	—	—	0.98	1.01	1.17
1.35%	—	—	0.97	1.01	1.17
1.40%	—	—	0.97	1.01	1.16
1.45%	—	—	0.97	1.00	1.16
1.50%	—	—	0.97	1.00	1.16
1.55%	—	—	0.97	1.00	1.16
1.60%	—	—	0.96	1.00	1.15
1.65%	—	—	0.96	1.00	1.15
1.70%	—	—	0.96	0.99	1.15
1.75%	—	—	0.96	0.99	1.14
1.80%	—	—	0.96	0.99	1.14
1.85%	—	—	0.96	0.99	1.14
1.90%	—	—	0.95	0.99	1.14

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	$1.05	$1.63	$1.15	$1.17	$1.03
0.60%	—	1.52	—	1.17	—
0.75%	1.02	1.60	1.12	1.16	1.03
0.85%	—	1.58	—	1.16	1.03
0.95%	0.98	1.57	1.08	1.15	1.02
1.00%	2.50	1.56	1.90	1.15	1.02
1.05%	—	1.55	—	1.15	1.02
1.10%	—	1.54	—	1.15	1.02
1.15%	—	1.49	—	1.14	—
1.20%	2.43	1.53	1.84	1.14	1.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.52	—	1.14	1.02
1.30%	—	1.51	—	1.14	1.02
1.35%	—	1.86	—	1.14	—
1.40%	—	1.86	—	1.13	—
1.45%	—	1.49	—	1.13	1.01
1.50%	—	1.46	—	1.13	—
1.55%	—	1.84	—	1.13	—
1.60%	—	1.83	—	1.13	—
1.65%	—	1.83	—	1.12	—
1.70%	—	1.82	—	1.12	—
1.75%	—	1.81	—	1.12	—
1.80%	—	1.81	—	1.12	—
1.85%	—	1.44	—	1.11	—
1.90%	—	1.44	—	1.11	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	79

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.55%	$1.97	$3.15	$1.42	$1.54	$0.92
0.60%	—	1.34	—	1.08	0.92
0.75%	1.90	3.05	1.39	1.50	0.92
0.85%	—	2.11	1.44	1.63	0.91
0.95%	1.84	2.96	1.36	1.47	0.91
1.00%	2.18	3.68	1.35	1.47	0.91
1.05%	—	2.06	1.41	1.59	0.91
1.10%	—	2.05	1.41	1.59	0.91
1.15%	—	1.31	—	1.06	0.91
1.20%	2.11	3.57	1.32	1.43	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.02	1.38	1.56	0.91
1.30%	—	2.01	1.38	1.55	0.90
1.35%	—	1.67	—	1.40	0.90
1.40%	—	1.66	—	1.40	0.90
1.45%	—	1.98	1.35	1.53	0.90
1.50%	—	1.29	—	1.05	0.90
1.55%	—	1.65	—	1.39	0.90
1.60%	—	1.64	—	1.38	0.90
1.65%	—	1.64	—	1.38	0.90
1.70%	—	1.63	—	1.37	0.90
1.75%	—	1.63	—	1.37	0.89
1.80%	—	1.62	—	1.36	0.89
1.85%	—	1.27	—	1.03	0.89
1.90%	—	1.27	—	1.03	0.89

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	$1.06	$2.20	$1.69	$2.79	$1.49
0.60%	—	1.39	1.01	1.74	1.09
0.75%	1.04	2.14	1.65	2.72	1.46
0.85%	1.16	1.62	1.52	2.08	1.48
0.95%	1.02	2.09	1.60	2.65	1.43
1.00%	1.01	2.07	1.59	2.63	1.42
1.05%	1.13	1.59	1.49	2.03	1.45
1.10%	1.13	1.58	1.48	2.02	1.44
1.15%	—	1.38	0.99	1.71	1.06
1.20%	0.99	2.02	1.55	2.57	1.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.11	1.56	1.46	1.99	1.42
1.30%	1.10	1.55	1.45	1.98	1.41
1.35%	—	1.62	0.99	2.25	1.18
1.40%	—	1.62	0.98	2.24	1.18
1.45%	1.08	1.52	1.43	1.95	1.39
1.50%	—	1.36	0.98	1.68	1.04
1.55%	—	1.60	0.98	2.22	1.17
1.60%	—	1.60	0.98	2.21	1.16
1.65%	—	1.59	0.97	2.21	1.16
1.70%	—	1.59	0.97	2.20	1.15
1.75%	—	1.58	0.97	2.19	1.15
1.80%	—	1.58	0.97	2.18	1.15
1.85%	—	1.34	0.97	1.65	1.03
1.90%	—	1.34	0.97	1.65	1.02

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
0.55%	$1.01	$1.02	$2.36	$1.53	$2.02
0.60%	1.01	1.01	—	—	—
0.75%	1.00	1.01	2.29	1.49	1.99
0.85%	1.00	1.01	—	—	—
0.95%	0.99	1.00	2.22	1.44	1.97
1.00%	0.99	1.00	2.30	1.57	1.96
1.05%	0.99	1.00	—	—	—
1.10%	0.98	1.00	—	—	—
1.15%	0.98	0.99	—	—	—
1.20%	0.98	0.99	2.23	1.53	1.94
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	0.99	—	—	—
1.30%	0.98	0.99	—	—	—
1.35%	0.97	0.99	—	—	—
1.40%	0.97	0.99	—	—	—
1.45%	0.97	0.98	—	—	—
1.50%	0.97	0.98	—	—	—
1.55%	0.96	0.98	—	—	—
1.60%	0.96	0.98	—	—	—
1.65%	0.96	0.98	—	—	—
1.70%	0.96	0.97	—	—	—
1.75%	0.95	0.97	—	—	—
1.80%	0.95	0.97	—	—	—
1.85%	0.95	0.97	—	—	—
1.90%	0.95	0.97	—	—	—

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	$0.80	$1.61	$1.61	$1.02	$1.53
0.60%	0.80	1.34	—	1.01	—
0.75%	0.79	1.58	1.59	1.01	1.50
0.85%	0.79	1.57	1.58	1.00	1.45
0.95%	0.79	1.56	1.57	1.00	1.46
1.00%	0.78	1.56	1.56	1.00	1.45
1.05%	0.78	1.55	1.56	1.00	1.42
1.10%	0.78	1.55	1.55	0.99	1.42
1.15%	0.78	1.31	—	0.99	—
1.20%	0.78	1.54	1.54	0.99	1.42
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.78	1.53	1.54	0.99	1.39
1.30%	0.78	1.53	1.53	0.99	1.39
1.35%	0.77	1.58	—	0.99	—
1.40%	0.77	1.58	—	0.98	—
1.45%	0.77	1.51	1.51	0.98	1.36
1.50%	0.77	1.29	—	0.98	—
1.55%	0.77	1.56	—	0.98	—
1.60%	0.77	1.56	—	0.98	—
1.65%	0.77	1.55	—	0.97	—
1.70%	0.76	1.55	—	0.97	—
1.75%	0.76	1.54	—	0.97	—
1.80%	0.76	1.54	—	0.97	—
1.85%	0.76	1.27	—	0.97	—
1.90%	0.76	1.27	—	0.97	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	81

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1	VP MFS Blended Res Core Eq, Cl 3
0.55%	$1.25	$1.25	$1.04	$1.06	$1.63
0.60%	1.12	—	1.03	—	—
0.75%	1.23	1.23	1.03	1.06	1.59
0.85%	1.22	1.22	1.02	1.06	1.62
0.95%	1.21	1.21	1.02	1.06	1.55
1.00%	1.21	1.21	1.02	1.06	1.55
1.05%	1.21	1.21	1.02	1.06	1.59
1.10%	1.20	1.20	1.01	1.06	1.58
1.15%	1.09	—	1.01	—	—
1.20%	1.19	1.19	1.01	1.06	1.51
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.19	1.19	1.01	1.06	1.55
1.30%	1.19	1.19	1.01	1.05	1.54
1.35%	1.19	—	1.01	—	—
1.40%	1.19	—	1.00	—	—
1.45%	1.17	1.17	1.00	1.05	1.52
1.50%	1.07	—	1.00	—	—
1.55%	1.17	—	1.00	—	—
1.60%	1.17	—	1.00	—	—
1.65%	1.17	—	0.99	—	—
1.70%	1.16	—	0.99	—	—
1.75%	1.16	—	0.99	—	—
1.80%	1.15	—	0.99	—	—
1.85%	1.06	—	0.99	—	—
1.90%	1.05	—	0.99	—	—

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$1.44	$1.44	$1.52	$1.52	$1.34
0.60%	1.22	—	1.28	—	1.17
0.75%	1.42	1.42	1.50	1.50	1.32
0.85%	1.41	1.41	1.49	1.49	1.31
0.95%	1.40	1.40	1.48	1.48	1.30
1.00%	1.39	1.40	1.48	1.48	1.30
1.05%	1.39	1.39	1.47	1.47	1.29
1.10%	1.38	1.39	1.47	1.47	1.29
1.15%	1.20	—	1.25	—	1.14
1.20%	1.37	1.38	1.46	1.46	1.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.37	1.37	1.45	1.45	1.28
1.30%	1.37	1.37	1.45	1.45	1.27
1.35%	1.38	—	1.48	—	1.28
1.40%	1.38	—	1.47	—	1.28
1.45%	1.35	1.35	1.43	1.43	1.26
1.50%	1.18	—	1.23	—	1.12
1.55%	1.36	—	1.46	—	1.26
1.60%	1.36	—	1.45	—	1.26
1.65%	1.35	—	1.45	—	1.26
1.70%	1.35	—	1.44	—	1.25
1.75%	1.35	—	1.44	—	1.25
1.80%	1.34	—	1.43	—	1.24
1.85%	1.16	—	1.21	—	1.11
1.90%	1.16	—	1.21	—	1.10

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	VP Mod Conserv, Cl 4	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	$1.34	$1.05	$1.02	$3.42	$2.76
0.60%	—	1.05	1.02	—	—
0.75%	1.32	1.05	1.02	3.32	2.69
0.85%	1.32	1.05	1.02	1.94	2.28
0.95%	1.31	1.04	1.01	3.22	2.62
1.00%	1.30	1.04	1.01	3.03	2.60
1.05%	1.30	1.04	1.01	1.90	2.23
1.10%	1.29	1.04	1.01	1.89	2.22
1.15%	—	1.04	1.01	—	—
1.20%	1.28	1.04	1.01	2.94	2.54
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.28	1.04	1.01	1.86	2.19
1.30%	1.28	1.03	1.00	1.85	2.18
1.35%	—	1.03	1.00	—	—
1.40%	—	1.03	1.00	—	—
1.45%	1.26	1.03	1.00	1.82	2.14
1.50%	—	1.03	1.00	—	—
1.55%	—	1.03	1.00	—	—
1.60%	—	1.03	1.00	—	—
1.65%	—	1.03	1.00	—	—
1.70%	—	1.02	0.99	—	—
1.75%	—	1.02	0.99	—	—
1.80%	—	1.02	0.99	—	—
1.85%	—	1.02	0.99	—	—
1.90%	—	1.02	0.99	—	—

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	$1.00	$3.10	$3.71	$2.26	$1.62
0.60%	1.00	—	—	—	—
0.75%	0.99	2.99	3.59	2.19	1.58
0.85%	1.00	1.62	2.03	—	1.14
0.95%	1.00	2.89	3.47	2.13	1.54
1.00%	0.99	3.47	3.07	2.23	1.53
1.05%	0.99	1.58	1.99	—	1.12
1.10%	0.99	1.58	1.98	—	1.11
1.15%	0.97	—	—	—	—
1.20%	0.98	3.37	2.98	2.17	1.49
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	1.55	1.95	—	1.10
1.30%	0.97	1.54	1.94	—	1.09
1.35%	0.97	—	—	—	—
1.40%	0.97	—	—	—	—
1.45%	0.96	1.52	1.91	—	1.07
1.50%	0.95	—	—	—	—
1.55%	0.96	—	—	—	—
1.60%	0.96	—	—	—	—
1.65%	0.95	—	—	—	—
1.70%	0.95	—	—	—	—
1.75%	0.95	—	—	—	—
1.80%	0.94	—	—	—	—
1.85%	0.94	—	—	—	—
1.90%	0.93	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	83

Subaccount	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$2.61	$2.32	$1.07
0.60%	1.55	1.41	1.07
0.75%	2.53	2.25	1.06
0.85%	2.05	2.15	1.06
0.95%	2.45	2.18	1.05
1.00%	2.54	2.51	1.05
1.05%	2.01	2.11	1.05
1.10%	2.00	2.10	1.05
1.15%	1.52	1.38	1.04
1.20%	2.47	2.43	1.04
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	1.97	2.07	1.04
1.30%	1.95	2.05	1.04
1.35%	1.94	1.87	1.04
1.40%	1.93	1.86	1.03
1.45%	1.92	2.02	1.03
1.50%	1.49	1.36	1.03
1.55%	1.91	1.85	1.03
1.60%	1.91	1.84	1.03
1.65%	1.90	1.83	1.02
1.70%	1.90	1.83	1.02
1.75%	1.89	1.82	1.02
1.80%	1.88	1.82	1.02
1.85%	1.47	1.33	1.02
1.90%	1.47	1.33	1.02

The following is a summary of units outstanding at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	68,503	21,821	200,524	355,565	318,456
0.60%	—	—	—	—	—
0.75%	776,352	1,164,557	19,035,894	32,314,299	8,138,285
0.85%	533,583	1,332,083	4,372,827	14,744,438	5,039,575
0.95%	1,642,541	783,640	12,410,830	19,257,309	13,785,172
1.00%	60,289	92,825	2,429,642	4,953,825	2,002,805
1.05%	329,955	523,869	2,135,060	6,780,828	2,800,081
1.10%	1,581,766	352,958	1,047,619	6,151,696	5,316,936
1.15%	—	—	—	—	14,188
1.20%	577,397	258,974	1,164,761	2,127,087	3,546,293
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	28,024	16,625	153,277	635,444	312,084
1.30%	815,433	131,352	353,492	2,894,860	2,791,558
1.35%	264,698	—	—	—	2,842,907
1.40%	—	—	—	—	220,118
1.45%	68,020	3,698	89,853	390,188	733,342
1.50%	22,429	—	—	—	230,488
1.55%	9,767	—	—	—	51,294
1.60%	22,569	—	—	—	210,034
1.65%	—	—	—	—	131,885
1.70%	27,495	—	—	—	158,417
1.75%	—	—	—	—	14,914
1.80%	—	—	—	—	48,383
1.85%	103,801	—	—	—	1,375
1.90%	—	—	—	—	—
Total	6,932,622	4,682,402	43,393,779	90,605,539	48,708,590

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	312,199	216,652	164,060	197,933	96,392
0.60%	—	—	—	—	—
0.75%	7,242,818	8,606,063	4,304,170	25,295,530	9,667,428
0.85%	—	5,800,431	2,390,570	12,778,255	6,176,648
0.95%	5,026,950	6,832,341	2,435,996	22,042,134	19,437,422
1.00%	1,458,693	1,218,579	936,571	4,383,895	2,320,972
1.05%	—	3,904,372	1,222,160	9,586,370	3,958,124
1.10%	—	1,928,124	490,900	5,505,446	6,180,572
1.15%	—	—	—	27,868	3,034
1.20%	573,331	821,647	641,477	4,465,173	4,425,323
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	276,405	145,116	734,528	247,152
1.30%	—	999,920	169,065	3,492,677	4,444,916
1.35%	—	—	—	1,745,447	3,870,510
1.40%	—	—	—	96,689	510,487
1.45%	—	210,371	336,312	806,630	1,784,796
1.50%	—	—	—	423,155	663,556
1.55%	—	—	—	137,385	52,539
1.60%	—	—	—	61,399	289,653
1.65%	—	—	—	79,699	123,115
1.70%	—	—	—	136,004	362,672
1.75%	—	—	—	—	100,356
1.80%	—	—	—	36,224	74,184
1.85%	—	—	—	43,992	120,439
1.90%	—	—	—	—	—
Total	14,613,991	30,814,905	13,236,397	92,076,433	64,910,290

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	2	749,740	33,682	373,894	260,848
0.60%	—	—	—	—	—
0.75%	7,846,817	45,865,696	521,851	9,274,679	85,755,174
0.85%	—	19,374,111	359,068	5,443,250	3,008,797
0.95%	3,624,759	47,474,220	1,718,152	14,366,631	41,963,501
1.00%	1,072,966	8,285,774	110,210	1,533,621	3,954,141
1.05%	—	13,210,751	318,261	3,488,612	1,790,427
1.10%	—	18,279,890	966,781	6,615,738	792,509
1.15%	—	182,294	—	273	—
1.20%	451,634	9,619,504	675,034	5,240,019	1,597,540
1.25%	—	—	—	—	—
1.25%	—	2,295,299	—	—	267,257
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	22,904,004	—	—	51,878,748
1.25%	—	—	24,690	158,499	—
1.30%	—	11,037,741	419,086	1,973,679	527,915
1.35%	—	8,669,580	188,350	2,700,609	—
1.40%	—	718,439	2,683	197,421	—
1.45%	—	2,666,589	27,411	589,193	51,097
1.50%	—	939,399	85,382	422,577	—
1.55%	—	509,199	28,778	49,647	—
1.60%	—	357,611	17,109	114,625	—
1.65%	—	300,156	6,834	46,114	—
1.70%	—	584,698	—	252,830	—
1.75%	—	61,608	—	10,815	—
1.80%	—	228,979	—	24,833	—
1.85%	—	267,592	—	55,172	—
1.90%	—	—	6,431	—	—
Total	12,996,178	214,582,874	5,509,793	52,932,731	191,847,954

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	85

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	23,941	953,496	123,906	574,188	349,307
0.60%	—	—	—	—	—
0.75%	778,584	85,167,776	1,874,509	17,345,574	22,431,004
0.85%	526,326	34,250,104	844,604	9,725,724	8,616,435
0.95%	1,007,046	50,434,390	2,850,889	10,206,699	18,973,414
1.00%	117,715	11,434,604	355,827	2,295,358	2,723,009
1.05%	400,506	16,421,452	795,361	4,901,849	5,870,526
1.10%	365,288	9,787,397	840,428	4,020,156	2,008,420
1.15%	—	—	—	—	—
1.20%	404,079	4,760,179	679,708	761,856	2,260,508
1.25%	—	26,192,181	—	14,826,939	—
1.25%	—	1,749,272	—	568,207	435,952
1.25%	—	—	—	—	—
1.25%	—	—	—	—	5,403,865
1.25%	—	—	—	—	—
1.25%	9,304	—	45,423	—	—
1.30%	808,562	4,268,164	406,210	1,441,082	1,765,255
1.35%	239,649	—	350,629	—	—
1.40%	—	—	7,642	—	—
1.45%	88,173	1,349,771	279,423	276,696	466,271
1.50%	—	—	33,909	—	—
1.55%	35,954	—	7,217	—	—
1.60%	—	—	9,837	—	—
1.65%	6,782	—	9,789	—	—
1.70%	14,995	—	27,386	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	4,826,904	246,768,786	9,542,697	66,944,328	71,303,966

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	242,790	540,277	968,419	647,826	836,938
0.60%	—	—	—	—	—
0.75%	45,093,579	39,523,434	28,889,871	78,419,523	53,835,882
0.85%	18,030,529	12,635,007	14,475,950	26,284,364	4,532,776
0.95%	32,195,134	31,732,318	20,741,337	61,793,904	29,899,036
1.00%	5,157,746	4,089,787	4,616,780	10,178,298	3,022,636
1.05%	9,689,304	7,959,518	9,848,410	19,852,120	2,544,033
1.10%	6,733,037	3,446,269	3,890,509	6,614,737	1,187,454
1.15%	—	—	—	—	—
1.20%	2,794,771	3,321,895	3,558,763	8,458,627	1,447,401
1.25%	—	—	—	—	—
1.25%	2,565,928	567,032	—	1,259,083	—
1.25%	—	—	—	—	—
1.25%	—	11,206,210	—	—	—
1.25%	13,796,310	—	—	17,808,040	—
1.25%	—	—	767,467	—	220,997
1.30%	1,949,724	1,952,622	2,759,041	4,676,682	355,899
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1,485,423	1,334,657	924,808	1,648,542	68,096
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	139,734,275	118,309,026	91,441,355	237,641,746	97,951,148

86	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.55%	264,840	37,117	98,198	—	404,424
0.60%	—	—	—	—	—
0.75%	37,920,999	4,755,590	2,762,643	7,206,351	20,641,462
0.85%	9,369,889	2,549,961	1,677,295	43,773,175	113,542,344
0.95%	42,842,908	8,638,788	5,109,508	173,745,522	545,537,206
1.00%	4,936,508	723,960	793,360	423,526	2,785,822
1.05%	6,067,827	1,983,721	1,303,320	20,590,617	43,712,129
1.10%	10,466,027	1,616,653	1,348,821	84,132,446	281,191,897
1.15%	90,424	20,712	—	—	198,296
1.20%	6,216,093	2,251,912	722,691	14,633,111	47,464,855
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	497,353	218,177	148,762	75,031	30,764
1.30%	6,483,418	1,347,609	777,828	13,805,599	38,216,165
1.35%	3,869,679	2,001,110	620,471	9,308,307	37,741,286
1.40%	448,179	285,611	56,900	864,779	1,225,959
1.45%	1,244,687	509,938	400,553	3,306,511	8,333,490
1.50%	669,029	271,646	144,839	1,170,098	1,645,538
1.55%	117,266	97,163	25,633	—	712,695
1.60%	183,729	16,271	10,696	25,397	615,410
1.65%	20,953	183,594	—	180,976	319,466
1.70%	142,223	280,691	61,437	663,230	2,458,841
1.75%	10,204	—	6,767	—	230,609
1.80%	4,544	—	—	—	25,802
1.85%	56,999	42,663	—	2,088,869	578,525
1.90%	9,476	—	—	—	—
Total	131,933,254	27,832,887	16,069,722	375,993,545	1,147,612,985

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
0.55%	7,218,171	2,892,686	74,331	258,519	658,305
0.60%	—	—	—	—	—
0.75%	228,224,137	154,931,970	12,268,601	9,512,005	20,497,437
0.85%	1,345,924,734	932,397,090	2,416,971	8,638,523	6,976,304
0.95%	3,079,933,711	5,069,929,502	7,138,912	6,115,028	13,601,999
1.00%	23,984,340	20,498,835	702,103	1,258,817	1,680,297
1.05%	400,705,493	1,125,009,630	1,300,890	4,285,558	4,075,033
1.10%	1,281,708,951	1,830,016,556	543,018	2,216,649	3,178,832
1.15%	3,082,335	8,948,317	—	—	—
1.20%	234,714,118	322,387,152	308,198	533,046	933,347
1.25%	—	—	—	—	—
1.25%	—	—	45,389	—	545,974
1.25%	—	—	15,351,523	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	16,694,735
1.25%	107,801	272,020	—	179,418	—
1.30%	98,878,564	374,568,545	263,986	1,085,682	1,197,281
1.35%	127,950,113	210,970,716	—	—	—
1.40%	4,105,632	29,984,258	—	—	—
1.45%	11,881,200	25,760,215	35,330	194,619	204,864
1.50%	5,247,804	18,949,916	—	—	—
1.55%	2,344,699	15,473,737	—	—	—
1.60%	3,264,492	7,581,558	—	—	—
1.65%	1,601,096	4,213,099	—	—	—
1.70%	610,719	7,838,953	—	—	—
1.75%	134,352	3,959,511	—	—	—
1.80%	—	79,456	—	—	—
1.85%	80,842	517,897	—	—	—
1.90%	—	46,560	—	—	—
Total	6,861,703,304	10,167,228,179	40,449,252	34,277,864	70,244,408

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	87

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	115,191	97,663	530,090	429,314	83,719
0.60%	—	—	—	—	—
0.75%	5,147,450	7,202,086	25,181,786	13,250,349	5,161,356
0.85%	2,452,882	1,664,686	8,280,786	5,386,066	2,153,811
0.95%	4,185,386	4,631,052	22,623,181	10,055,289	6,466,212
1.00%	573,277	826,701	3,202,342	3,289,333	472,988
1.05%	1,455,579	1,374,403	5,036,952	3,663,396	1,861,266
1.10%	585,228	761,418	2,193,236	2,838,365	1,145,158
1.15%	—	—	—	—	—
1.20%	401,951	313,303	3,123,328	814,843	1,268,506
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	60,410	77,332	842,617	281,840	179,296
1.30%	318,093	420,456	1,529,673	1,507,408	837,933
1.35%	—	—	—	—	875,320
1.40%	—	—	—	—	211,151
1.45%	71,741	23,743	1,123,344	368,441	182,246
1.50%	—	—	—	—	194,013
1.55%	—	—	—	—	60,259
1.60%	—	—	—	—	28,885
1.65%	—	—	—	—	20,789
1.70%	—	—	—	—	67,412
1.75%	—	—	—	—	4,651
1.80%	—	—	—	—	—
1.85%	—	—	—	—	15,658
1.90%	—	—	—	—	—
Total	15,367,188	17,392,843	73,667,335	41,884,644	21,290,629

Subaccount	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
0.55%	2,209,686	1,285,762	102,405	589,410	212,346
0.60%	—	—	—	—	—
0.75%	38,065,301	65,724,440	28,013,628	41,532,397	13,141,967
0.85%	17,790,883	32,269,614	—	23,677,400	6,014,610
0.95%	32,151,474	55,326,504	17,453,762	27,538,796	8,650,957
1.00%	6,150,269	10,468,067	4,196,799	7,574,256	1,967,351
1.05%	11,874,267	19,993,275	—	11,432,660	2,831,651
1.10%	6,139,487	17,606,798	—	9,874,582	1,490,225
1.15%	—	56,283	—	16,118	—
1.20%	4,072,192	10,461,191	2,041,971	4,976,223	945,219
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,474,359	2,773,244	—	1,238,710	345,482
1.30%	5,071,406	9,359,634	—	4,625,334	731,312
1.35%	—	4,064,621	—	2,211,238	—
1.40%	—	526,353	—	315,236	—
1.45%	2,509,677	2,838,431	—	1,108,793	345,279
1.50%	—	863,948	—	338,722	—
1.55%	—	153,415	—	43,638	—
1.60%	—	120,873	—	112,225	—
1.65%	—	181,348	—	71,792	—
1.70%	—	211,096	—	70,593	—
1.75%	—	18,714	—	28,591	—
1.80%	—	42,855	—	29,343	—
1.85%	—	51,192	—	36,186	—
1.90%	—	30,819	—	—	—
Total	127,509,001	234,428,477	51,808,565	137,442,243	36,676,399

88	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
0.55%	43,697	347,232	143,471	171,780	215,327
0.60%	—	—	—	—	—
0.75%	14,130,740	17,523,369	6,248,296	15,463,949	11,127,588
0.85%	7,369,312	9,821,548	4,128,662	10,419,420	7,548,589
0.95%	19,831,792	11,173,719	11,610,425	13,740,455	8,758,630
1.00%	2,481,868	3,045,438	962,403	3,420,494	2,179,695
1.05%	7,767,710	4,530,356	4,038,242	6,234,065	3,403,283
1.10%	6,133,811	3,404,093	7,168,123	4,466,067	3,511,517
1.15%	—	—	15,055	1,758	29,398
1.20%	4,237,529	1,401,550	4,295,558	2,077,845	2,042,047
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,053,724	479,061	273,652	566,258	174,726
1.30%	2,496,546	2,348,398	1,994,166	2,775,898	1,889,472
1.35%	2,127,641	—	3,175,566	663,488	1,235,339
1.40%	169,938	—	157,643	3,341	159,255
1.45%	1,341,220	309,509	1,788,630	471,581	223,856
1.50%	399,636	—	230,524	77,815	190,144
1.55%	20,824	—	118,800	10,130	22,966
1.60%	248,242	—	114,862	8,645	63,161
1.65%	—	—	65,773	28,641	14,988
1.70%	110,705	—	277,398	28,237	103,503
1.75%	—	—	24,251	3,545	991
1.80%	—	—	39,920	50,056	270
1.85%	36,885	—	111,275	16,116	—
1.90%	63,940	—	—	—	—
Total	70,065,760	54,384,273	46,982,695	60,699,584	42,894,745

Subaccount	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
0.55%	93,420	312,972	409,955	329,149	28,995
0.60%	—	—	—	—	—
0.75%	6,205,534	19,292,400	510,365	28,337,308	16,432,134
0.85%	4,819,157	—	225,642	4,775,625	1,935,044
0.95%	9,937,352	12,161,522	1,787,648	19,473,046	8,453,479
1.00%	1,555,304	3,749,560	32,333	2,748,914	2,419,601
1.05%	2,278,686	—	353,935	2,799,992	889,095
1.10%	2,933,424	—	558,032	791,812	247,922
1.15%	—	—	—	—	—
1.20%	2,140,321	1,808,065	392,216	1,311,511	955,411
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	254,052	—	28,390	258,284	105,946
1.30%	1,075,548	—	414,376	466,081	170,955
1.35%	1,308,313	—	166,712	—	—
1.40%	35,638	—	—	—	—
1.45%	562,044	—	55,958	86,330	88,968
1.50%	193,790	—	24,409	—	—
1.55%	22,960	—	20,990	—	—
1.60%	37,335	—	1,875	—	—
1.65%	51,320	—	10,426	—	—
1.70%	141,490	—	18,945	—	—
1.75%	47,666	—	10,374	—	—
1.80%	29,820	—	—	—	—
1.85%	13,075	—	26,833	—	—
1.90%	—	—	—	—	—
Total	33,736,249	37,324,519	5,049,414	61,378,052	31,727,550

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	89

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	290,630	507,257	126,726	278,029	290,060
0.60%	—	—	—	—	—
0.75%	6,372,200	29,195,447	11,122,919	7,205,950	16,183,159
0.85%	2,867,215	7,586,650	—	4,983,937	8,140,156
0.95%	10,171,885	16,099,568	6,425,933	4,546,057	13,294,459
1.00%	2,154,706	6,577,621	2,201,305	999,614	2,003,342
1.05%	2,520,939	4,153,648	—	3,099,044	4,758,027
1.10%	4,741,750	2,248,682	—	1,949,373	2,389,334
1.15%	12,024	—	—	—	—
1.20%	3,225,189	2,997,208	994,885	353,910	948,849
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	206,221	430,081	—	183,231	334,894
1.30%	3,539,169	1,607,510	—	688,978	888,823
1.35%	1,742,724	—	—	—	—
1.40%	122,020	—	—	—	—
1.45%	877,371	301,386	—	150,149	238,175
1.50%	270,307	—	—	—	—
1.55%	—	—	—	—	—
1.60%	206,051	—	—	—	—
1.65%	63,376	—	—	—	—
1.70%	149,697	—	—	—	—
1.75%	118,603	—	—	—	—
1.80%	25,730	—	—	—	—
1.85%	54,452	—	—	—	—
1.90%	—	—	—	—	—
Total	39,732,259	71,705,058	20,871,768	24,438,272	49,469,278

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	77,841	320,538	13,781	188,961	—
0.60%	—	—	—	—	—
0.75%	7,681,375	8,239,233	1,903,273	8,973,150	798,717
0.85%	—	—	2,088,313	6,417,718	877,880
0.95%	5,130,458	4,249,585	5,181,819	16,815,270	1,844,579
1.00%	429,624	1,476,722	706,461	1,501,880	2,197
1.05%	—	—	1,412,065	3,588,037	490,174
1.10%	—	—	3,013,390	4,370,299	408,225
1.15%	—	—	—	82,904	—
1.20%	195,852	431,578	1,229,984	4,197,517	398,104
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	100,284	677,683	5,929
1.30%	—	—	1,167,075	2,025,022	134,462
1.35%	—	—	902,799	1,547,557	388,457
1.40%	—	—	35,526	202,044	11,216
1.45%	—	—	636,584	1,280,404	83,301
1.50%	—	—	65,685	155,478	64,294
1.55%	—	—	44,221	97,092	4,384
1.60%	—	—	26,072	44,700	34,740
1.65%	—	—	—	56,295	248,016
1.70%	—	—	32,556	81,638	29,537
1.75%	—	—	7,809	—	—
1.80%	—	—	—	26,416	4,519
1.85%	—	—	100,876	12,930	7,889
1.90%	—	—	—	42,404	—
Total	13,515,150	14,717,656	18,668,573	52,385,399	5,836,620

90	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	73,854	246,112	126,312	115,847	172,301
0.60%	—	—	—	—	—
0.75%	11,401,873	6,857,900	11,533,736	1,886,784	26,360,616
0.85%	—	6,256,958	—	1,287,071	4,040,223
0.95%	6,644,972	6,278,509	8,888,356	2,834,251	15,669,929
1.00%	171,149	1,071,637	225,638	357,613	3,648,889
1.05%	—	2,689,154	—	1,051,007	3,416,733
1.10%	—	1,956,138	—	1,810,480	2,381,359
1.15%	—	16,671	—	—	—
1.20%	68,514	962,780	139,423	995,736	1,326,401
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	234,255	—	131,937	605,764
1.30%	—	903,386	—	1,413,440	932,853
1.35%	—	488,615	—	511,103	—
1.40%	—	3,623	—	—	—
1.45%	—	307,578	—	114,470	306,067
1.50%	—	121,498	—	42,464	—
1.55%	—	25,275	—	28,637	—
1.60%	—	8,387	—	92,877	—
1.65%	—	—	—	44,751	—
1.70%	—	24,360	—	155,392	—
1.75%	—	—	—	—	—
1.80%	—	3,611	—	38,543	—
1.85%	—	—	—	21,941	—
1.90%	—	—	—	—	—
Total	18,360,362	28,456,447	20,913,465	12,934,344	58,861,135

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.55%	147,642	386,397	218,529	124,918	77,351
0.60%	—	—	—	—	—
0.75%	9,358,728	18,140,024	9,576,148	3,446,809	319,357
0.85%	—	12,615,376	5,494,532	2,826,128	193,292
0.95%	5,967,395	15,339,417	7,036,868	3,757,870	1,043,485
1.00%	794,466	2,035,537	1,934,790	710,298	1,912
1.05%	—	6,920,973	3,476,354	1,752,260	165,873
1.10%	—	5,654,143	2,139,891	1,322,225	362,065
1.15%	—	19,342	—	4,481	—
1.20%	466,145	2,066,355	847,380	647,294	289,184
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	465,493	256,451	253,957	—
1.30%	—	2,266,487	1,161,573	595,061	513,239
1.35%	—	1,475,323	—	314,579	211,936
1.40%	—	433,432	—	51,021	5,120
1.45%	—	751,162	287,996	115,053	127,558
1.50%	—	957,476	—	73,820	43
1.55%	—	116,458	—	19,430	20,437
1.60%	—	132,011	—	18,772	—
1.65%	—	74,315	—	6,919	—
1.70%	—	91,493	—	4,815	24,384
1.75%	—	21,097	—	2,078	9,121
1.80%	—	46,190	—	41,865	11,578
1.85%	—	48,584	—	—	—
1.90%	—	—	—	—	—
Total	16,734,376	70,057,085	32,430,512	16,089,653	3,375,935

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	91

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	253,784	304,662	1,236,472	205,618	218,243
0.60%	—	—	—	—	—
0.75%	3,894,961	13,365,550	70,561,798	8,431,604	17,412,069
0.85%	2,345,886	6,916,658	28,412,494	5,029,599	8,757,037
0.95%	2,865,488	11,402,063	56,033,101	8,660,735	16,963,421
1.00%	398,662	3,106,203	10,654,784	2,161,037	2,756,416
1.05%	1,251,729	4,438,988	20,510,730	4,439,639	6,974,162
1.10%	936,378	3,560,013	10,302,926	3,362,439	3,154,495
1.15%	—	5,179	5,237	—	—
1.20%	182,168	2,560,371	7,596,151	2,022,821	3,195,119
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	85,803	801,802	1,653,461	276,981	726,336
1.30%	500,140	2,131,262	7,284,181	1,900,032	2,641,277
1.35%	—	1,677,439	775,918	989,300	636,340
1.40%	—	42,152	—	100,168	84,235
1.45%	31,990	466,271	2,464,198	265,624	676,352
1.50%	—	209,486	48,655	179,482	412,242
1.55%	—	139,598	106,251	55,734	63,845
1.60%	—	85,474	5,095	40,789	31,479
1.65%	—	50,815	10,728	8,551	119,542
1.70%	—	101,657	108,344	1,987	4,268
1.75%	—	2,375	—	—	63,574
1.80%	—	28,595	—	613	—
1.85%	—	—	25,594	607	—
1.90%	—	—	—	3,861	—
Total	12,746,989	51,396,613	217,796,118	38,137,221	64,890,452

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
0.55%	3,635	70,575	147,093	69,142	17,653
0.60%	—	—	—	—	—
0.75%	455,996	2,858,058	6,215,546	5,116,168	7,563,124
0.85%	117,170	1,330,549	—	—	—
0.95%	937,632	5,910,857	3,688,730	3,659,566	4,765,702
1.00%	56,659	495,752	1,162,548	714,496	291,631
1.05%	527,359	1,041,313	—	—	—
1.10%	679,548	2,631,588	—	—	—
1.15%	—	—	—	—	—
1.20%	261,554	1,422,506	532,323	286,308	200,216
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	482	26,226	—	—	—
1.30%	518,425	877,520	—	—	—
1.35%	288,565	1,115,780	—	—	—
1.40%	237,699	—	—	—	—
1.45%	29,726	521,584	—	—	—
1.50%	62,795	120,755	—	—	—
1.55%	977	107,303	—	—	—
1.60%	34	43,103	—	—	—
1.65%	91,959	—	—	—	—
1.70%	5,622	96,209	—	—	—
1.75%	—	238,881	—	—	—
1.80%	—	—	—	—	—
1.85%	—	77,115	—	—	—
1.90%	—	—	—	—	—
Total	4,275,837	18,985,674	11,746,240	9,845,680	12,838,326

92	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	127,831	1,572,001	4,054,361	428,991	416,376
0.60%	—	225	—	—	—
0.75%	2,628,179	50,082,393	78,389,820	5,371,607	24,618,962
0.85%	2,391,306	269,583,772	272,798,639	2,286,563	8,489,248
0.95%	3,808,135	176,563,513	37,084,681	5,952,385	18,278,439
1.00%	591,272	7,074,051	9,654,820	1,182,320	3,464,921
1.05%	906,718	18,083,947	85,424,632	1,863,854	4,919,408
1.10%	1,598,455	37,852,285	47,921,567	2,301,513	1,846,902
1.15%	—	53,240	—	5,288	—
1.20%	695,212	87,255,471	2,828,745	1,112,615	3,142,074
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	78,161	1,782,560	4,141,621	485,549	511,045
1.30%	630,858	20,007,287	10,711,242	882,442	1,841,651
1.35%	440,128	7,251,199	—	1,034,006	—
1.40%	24,285	5,323,395	—	—	—
1.45%	63,924	4,945,715	1,033,196	397,758	868,093
1.50%	132,062	1,930,132	—	106,593	—
1.55%	—	804,030	—	21,339	—
1.60%	61,126	618,498	—	119,788	—
1.65%	14,672	2,526,110	—	16,674	—
1.70%	5,953	398,248	—	—	—
1.75%	13,834	370,788	—	—	—
1.80%	1,877	—	—	1,940	—
1.85%	—	213,820	—	17,633	—
1.90%	—	—	—	—	—
Total	14,213,988	694,292,680	554,043,324	23,588,858	68,397,119

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1	VP MFS Blended Res Core Eq, Cl 3
0.55%	2,413,865	294,945	26,379	617,632	109,155
0.60%	—	—	—	—	—
0.75%	37,495,603	57,218,266	598,616	39,908,300	6,537,542
0.85%	86,023,437	209,710,072	570,543	24,812,141	5,354,057
0.95%	101,650,532	50,250,819	1,660,205	24,224,511	3,676,712
1.00%	6,209,344	7,524,734	160,486	5,017,480	441,427
1.05%	23,627,235	124,787,168	294,154	12,195,662	2,229,764
1.10%	22,999,099	50,596,640	407,765	6,553,131	928,419
1.15%	12,116	—	—	—	—
1.20%	59,310,739	4,775,722	529,653	2,132,588	385,958
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,290,521	6,696,700	22,930	1,251,110	130,760
1.30%	28,787,082	33,373,907	332,723	2,923,156	794,883
1.35%	11,501,258	—	265,597	—	—
1.40%	9,441,139	—	18,008	—	—
1.45%	9,620,102	11,918,180	69,451	771,828	133,325
1.50%	2,667,737	—	46,500	—	—
1.55%	4,258,250	—	20,503	—	—
1.60%	963,397	—	—	—	—
1.65%	3,568,934	—	—	—	—
1.70%	3,879,096	—	2,016	—	—
1.75%	515,640	—	—	—	—
1.80%	1,670,331	—	—	—	—
1.85%	450,272	—	—	—	—
1.90%	633,698	—	—	—	—
Total	420,989,427	557,147,153	5,025,529	120,407,539	20,722,002

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	93

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	3,037,670	8,453,734	1,698,211	8,030,924	2,258,579
0.60%	—	—	—	—	—
0.75%	280,216,935	657,883,141	159,472,392	301,435,711	89,761,672
0.85%	1,527,963,909	2,967,338,212	891,543,949	971,844,659	239,387,912
0.95%	1,265,647,845	428,255,373	641,718,961	171,086,503	289,626,925
1.00%	37,885,366	83,756,952	19,983,422	33,321,641	13,064,007
1.05%	134,035,522	1,199,929,106	67,717,524	356,677,409	46,139,879
1.10%	234,085,740	670,062,264	135,206,223	164,597,157	57,950,489
1.15%	846,805	—	283,382	—	618,618
1.20%	776,336,961	42,319,104	321,870,899	8,424,756	147,799,742
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,130,617	25,391,667	7,740,139	17,666,703	5,137,801
1.30%	159,880,681	272,435,289	69,730,540	46,507,620	54,240,806
1.35%	78,752,056	—	36,373,553	—	23,340,050
1.40%	48,267,937	—	15,499,314	—	17,248,010
1.45%	72,165,425	21,904,894	29,086,835	4,200,480	23,838,738
1.50%	20,820,515	—	9,678,746	—	5,885,786
1.55%	12,314,216	—	2,153,281	—	6,209,767
1.60%	12,371,219	—	4,044,913	—	6,105,904
1.65%	22,430,677	—	8,536,306	—	7,366,484
1.70%	10,136,592	—	2,682,015	—	7,276,607
1.75%	4,240,374	—	1,514,619	—	2,697,559
1.80%	720,771	—	422,723	—	1,602,702
1.85%	3,470,804	—	323,556	—	2,323,806
1.90%	61,476	—	—	—	264,237
Total	4,720,820,113	6,377,729,736	2,427,281,503	2,083,793,563	1,050,146,080

Subaccount	VP Mod Conserv, Cl 4	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	2,515,739	8,135	—	109,247	139,914
0.60%	—	—	—	—	—
0.75%	154,884,525	628,128	639,242	13,862,457	3,948,250
0.85%	539,604,345	532,268	292,192	4,253,794	2,098,183
0.95%	122,687,911	1,051,641	1,593,217	7,636,320	2,352,084
1.00%	21,109,560	13,349	70,901	1,781,559	630,900
1.05%	271,039,770	332,856	251,821	2,342,750	1,192,256
1.10%	161,724,482	153,678	328,282	876,974	610,090
1.15%	—	20,820	—	—	—
1.20%	14,196,615	703,052	320,057	877,538	205,863
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,952,462	24,975	67,385	137,857	134,367
1.30%	93,075,138	215,015	96,733	388,837	231,506
1.35%	—	117,234	223,058	—	—
1.40%	—	24,064	—	—	—
1.45%	18,633,121	58,306	52,266	161,003	89,601
1.50%	—	31,646	26,476	—	—
1.55%	—	—	8,811	—	—
1.60%	—	140,855	106,949	—	—
1.65%	—	79,547	2,378	—	—
1.70%	—	—	35,926	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	1,410,423,668	4,135,569	4,115,694	32,428,336	11,633,014

94	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	4,423	563,593	405,520	6,411	130,896
0.60%	—	—	—	—	—
0.75%	3,278,087	26,925,110	33,676,849	7,018,048	7,395,123
0.85%	2,596,523	14,366,690	11,577,141	—	4,473,917
0.95%	5,699,752	16,879,498	20,983,485	4,427,658	5,785,803
1.00%	416,730	3,675,360	6,126,700	769,852	1,529,054
1.05%	1,326,170	7,572,816	6,710,197	—	2,149,468
1.10%	1,631,225	4,380,275	3,468,145	—	1,209,226
1.15%	5,051	—	—	—	—
1.20%	1,416,873	1,545,218	2,385,320	370,856	818,559
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	159,374	662,986	603,103	—	217,111
1.30%	514,041	1,640,339	1,421,748	—	778,462
1.35%	1,169,749	—	—	—	—
1.40%	72,675	—	—	—	—
1.45%	440,896	408,177	354,136	—	242,553
1.50%	192,267	—	—	—	—
1.55%	34,492	—	—	—	—
1.60%	43,550	—	—	—	—
1.65%	65,921	—	—	—	—
1.70%	74,842	—	—	—	—
1.75%	19,343	—	—	—	—
1.80%	11,744	—	—	—	—
1.85%	25,160	—	—	—	—
1.90%	—	—	—	—	—
Total	19,198,888	78,620,062	87,712,344	12,592,825	24,730,172

Subaccount			WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%			53,293	53,908	12,003
0.60%			—	—	—
0.75%			7,212,821	7,000,101	720,453
0.85%			3,120,940	4,468,041	499,943
0.95%			5,902,959	7,159,632	2,430,468
1.00%			981,087	945,860	128,205
1.05%			2,084,258	2,753,104	242,566
1.10%			1,397,942	2,097,771	474,951
1.15%			11,256	9,693	—
1.20%			1,076,977	1,097,805	345,478
1.25%			—	—	—
1.25%			—	—	—
1.25%			—	—	—
1.25%			—	—	—
1.25%			—	—	—
1.25%			113,272	163,307	71,464
1.30%			940,516	945,039	321,992
1.35%			245,497	1,062,134	225,955
1.40%			77,920	65,232	—
1.45%			86,998	194,418	453,538
1.50%			28,758	194,777	27,706
1.55%			29,774	12,045	13,572
1.60%			58,018	56,568	13,454
1.65%			60,367	14,754	8,789
1.70%			88,621	22,756	27,375
1.75%			—	—	—
1.80%			—	23,840	—
1.85%			—	—	1,505
1.90%			3,565	—	—
Total			23,574,839	28,340,785	6,019,417

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	95

The following is a summary of net assets at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$76,653	$30,674	$433,679	$641,221	$327,208
0.60%	82	—	—	—	160
0.75%	862,269	1,601,085	39,987,108	56,133,286	8,310,050
0.85%	590,429	1,836,728	8,219,903	12,476,758	5,147,408
0.95%	1,810,634	1,053,545	25,332,207	32,494,723	14,012,765
1.00%	66,375	124,161	5,343,889	8,627,832	2,024,005
1.05%	362,396	707,331	3,921,547	5,656,635	2,824,443
1.10%	1,734,072	474,047	1,914,266	5,069,756	5,353,366
1.15%	81	—	—	—	14,361
1.20%	630,608	338,496	2,502,792	3,598,962	3,557,503
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	30,551	21,985	275,408	515,036	312,490
1.30%	887,194	172,638	632,316	2,335,866	2,790,060
1.35%	287,495	—	—	—	2,836,060
1.40%	76	—	—	—	219,185
1.45%	73,603	4,775	158,264	312,581	728,898
1.50%	24,221	—	—	—	228,795
1.55%	10,528	—	—	—	50,793
1.60%	24,286	—	—	—	207,603
1.65%	75	—	—	—	130,121
1.70%	29,472	—	—	—	156,007
1.75%	79	—	—	—	14,661
1.80%	78	—	—	—	47,472
1.85%	110,641	—	—	—	1,422
1.90%	78	—	—	—	148
Total	$7,611,976	$6,365,465	$88,721,379	$127,862,656	$49,294,984

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$490,201	$456,717	$324,397	$558,648	$116,599
0.60%	—	—	—	134	92
0.75%	11,055,258	17,806,287	8,335,918	69,303,493	11,741,734
0.85%	—	14,795,211	4,793,603	25,366,066	7,402,378
0.95%	7,490,116	13,969,858	4,617,784	58,743,596	23,266,106
1.00%	2,478,064	2,459,642	1,760,778	11,492,923	2,765,020
1.05%	—	9,737,684	2,399,512	18,633,206	4,676,737
1.10%	—	4,779,554	958,814	10,645,680	7,285,870
1.15%	—	—	—	47,541	3,570
1.20%	948,260	1,626,505	1,179,494	11,384,122	5,191,871
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	674,285	278,721	1,398,063	289,119
1.30%	—	2,426,966	323,228	6,611,765	5,190,470
1.35%	—	—	—	3,691,675	4,509,150
1.40%	—	—	—	203,841	593,320
1.45%	—	502,527	633,439	1,503,586	2,069,468
1.50%	—	—	—	710,019	767,738
1.55%	—	—	—	286,928	60,632
1.60%	—	—	—	127,795	333,506
1.65%	—	—	—	165,342	141,429
1.70%	—	—	—	281,250	415,643
1.75%	—	—	—	149	114,738
1.80%	—	—	—	74,428	84,622
1.85%	—	—	—	72,591	137,051
1.90%	—	—	—	125	72
Total	$22,461,899	$69,235,236	$25,605,688	$221,302,966	$77,156,935

96	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$80	$1,494,584	$20,740	$562,029	$416,674
0.60%	—	15	97	15	—
0.75%	12,758,945	89,065,581	318,200	13,856,013	132,950,906
0.85%	—	33,904,030	218,184	8,092,100	5,578,474
0.95%	5,709,897	89,401,201	1,040,003	21,284,898	63,764,470
1.00%	1,906,143	17,240,913	66,595	2,267,155	7,476,293
1.05%	—	22,867,096	191,918	5,146,812	3,232,264
1.10%	—	31,154,937	581,966	9,743,307	1,423,368
1.15%	—	261,866	117	416	—
1.20%	778,681	19,275,444	404,814	7,687,663	3,206,075
1.25%	—	—	—	—	—
1.25%	—	3,850,996	—	—	472,511
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	65,558,685	—	—	124,843,849
1.25%	—	—	14,782	232,136	—
1.30%	—	18,411,809	250,369	2,884,493	930,434
1.35%	—	15,444,904	112,329	3,940,209	—
1.40%	—	1,276,000	1,714	287,494	—
1.45%	—	4,379,200	16,289	856,365	88,219
1.50%	—	1,347,711	50,640	629,786	—
1.55%	—	895,646	17,039	71,896	—
1.60%	—	626,845	10,225	165,683	—
1.65%	—	524,559	4,032	66,539	—
1.70%	—	1,018,297	115	364,070	—
1.75%	—	106,957	115	15,561	—
1.80%	—	396,328	115	35,632	—
1.85%	—	371,858	114	79,006	—
1.90%	—	15	3,872	15	—
Total	$21,153,746	$418,875,477	$3,324,384	$78,269,293	$344,383,537

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	$21,213	$2,659,414	$122,846	$1,333,954	$590,665
0.60%	9	—	75	—	—
0.75%	684,666	229,580,087	1,844,643	38,425,744	36,696,934
0.85%	461,125	56,631,502	828,108	13,976,551	10,219,697
0.95%	879,001	131,509,649	2,810,193	21,955,686	30,035,859
1.00%	102,533	29,965,569	346,931	6,548,498	4,168,728
1.05%	348,266	26,593,155	773,963	6,958,116	6,803,859
1.10%	317,050	15,757,994	816,344	5,625,740	2,314,600
1.15%	9	—	73	—	—
1.20%	349,432	12,060,054	657,752	2,110,101	3,355,646
1.25%	—	65,591,340	—	25,894,073	—
1.25%	—	2,771,039	—	782,734	494,527
1.25%	—	—	—	—	—
1.25%	—	—	—	—	9,137,116
1.25%	—	—	—	—	—
1.25%	8,029	—	43,873	—	—
1.30%	696,535	6,723,090	391,612	1,973,992	1,991,452
1.35%	206,084	—	337,440	—	—
1.40%	11	—	7,336	—	—
1.45%	75,551	2,093,459	267,878	373,219	518,088
1.50%	11	—	32,453	—	—
1.55%	30,696	—	6,894	—	—
1.60%	9	—	9,450	—	—
1.65%	5,769	—	9,400	—	—
1.70%	12,735	—	26,085	—	—
1.75%	9	—	139	—	—
1.80%	9	—	72	—	—
1.85%	9	—	72	—	—
1.90%	9	—	72	—	—
Total	$4,198,770	$581,936,352	$9,333,704	$125,958,408	$106,327,171

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	97

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$290,034	$1,413,710	$2,058,755	$1,259,972	$1,020,724
0.60%	—	—	—	—	—
0.75%	52,112,403	100,165,514	59,998,873	148,000,992	64,338,099
0.85%	18,147,393	24,838,276	27,838,606	38,372,623	8,299,422
0.95%	35,957,502	77,983,056	42,121,268	113,072,957	34,581,689
1.00%	5,234,918	10,611,108	9,291,391	16,148,774	5,608,144
1.05%	9,549,269	15,306,302	18,532,294	28,348,265	4,723,307
1.10%	6,597,889	6,601,164	7,283,796	9,392,955	2,125,364
1.15%	—	—	—	—	—
1.20%	2,750,114	8,549,279	6,988,214	13,077,651	2,605,495
1.25%	—	—	—	—	—
1.25%	2,475,569	1,067,903	—	1,772,717	—
1.25%	—	—	—	—	—
1.25%	—	30,671,890	—	—	—
1.25%	16,872,947	—	—	35,581,749	—
1.25%	—	—	1,414,532	—	387,946
1.30%	1,870,729	3,656,522	5,055,178	6,493,513	621,467
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1,403,523	2,461,006	1,733,336	2,260,794	117,055
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$153,262,290	$283,325,730	$182,316,243	$413,782,962	$124,428,712

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.55%	$474,896	$35,801	$99,604	$20	$426,340
0.60%	17	80	76	10	10
0.75%	66,570,264	4,563,279	2,780,938	7,503,641	21,621,258
0.85%	18,754,298	2,767,108	1,748,102	45,446,288	118,581,354
0.95%	72,794,037	9,312,461	5,141,806	181,361,727	586,539,173
1.00%	10,921,707	690,429	791,393	437,636	2,895,469
1.05%	11,914,195	2,208,554	1,297,515	21,409,892	46,812,736
1.10%	20,136,211	1,726,079	1,340,470	87,340,246	300,646,546
1.15%	148,652	21,184	76	11	211,577
1.20%	13,343,409	2,388,507	715,534	15,132,242	50,550,257
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	941,909	230,760	147,025	76,929	31,740
1.30%	12,207,931	1,419,833	767,182	14,221,730	40,544,947
1.35%	8,263,514	2,102,169	610,947	9,573,340	39,974,600
1.40%	954,135	299,074	56,013	887,883	1,296,331
1.45%	2,307,615	532,152	392,910	3,387,719	8,793,073
1.50%	1,081,938	273,238	141,828	1,196,799	1,733,388
1.55%	247,255	100,771	25,135	21	749,438
1.60%	386,034	16,820	10,436	25,890	645,800
1.65%	43,872	189,167	75	184,102	334,649
1.70%	296,899	288,237	59,707	673,241	2,570,539
1.75%	21,236	81	6,640	11	240,670
1.80%	9,429	88	75	11	26,898
1.85%	90,658	42,204	75	2,108,702	601,487
1.90%	15,055	79	75	11	11
Total	$241,925,166	$29,208,155	$16,133,637	$390,968,102	$1,225,828,291

98	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
0.55%	$7,665,555	$4,145,784	$162,941	$636,565	$787,054
0.60%	10	10	—	—	—
0.75%	240,825,417	163,415,434	25,807,332	22,903,622	23,771,762
0.85%	1,416,544,648	980,523,354	4,330,003	16,468,535	8,355,358
0.95%	3,501,483,822	6,017,205,173	14,630,300	14,366,191	15,429,056
1.00%	25,115,421	21,455,819	1,463,152	2,951,501	2,933,017
1.05%	453,806,564	1,328,685,770	2,281,416	8,018,082	4,833,691
1.10%	1,449,139,931	2,011,398,473	954,228	4,114,889	3,707,737
1.15%	3,478,038	10,519,930	—	—	—
1.20%	264,356,896	378,106,973	623,168	1,235,532	1,583,712
1.25%	—	—	—	—	—
1.25%	—	—	77,959	—	626,830
1.25%	—	—	24,380,978	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	25,108,605
1.25%	111,989	282,461	—	327,696	—
1.30%	110,938,721	437,171,184	451,024	1,972,621	1,367,076
1.35%	143,314,648	245,714,318	—	—	—
1.40%	4,590,524	34,848,897	—	—	—
1.45%	13,258,032	29,856,546	59,453	348,076	230,233
1.50%	5,845,677	21,916,953	—	—	—
1.55%	2,607,110	17,858,560	—	—	—
1.60%	3,622,604	8,178,907	—	—	—
1.65%	1,773,661	4,838,916	—	—	—
1.70%	675,206	8,980,655	—	—	—
1.75%	148,274	4,525,831	—	—	—
1.80%	12	90,613	—	—	—
1.85%	88,904	589,141	—	—	—
1.90%	12	52,847	—	—	—
Total	$7,649,391,676	$11,730,362,549	$75,221,954	$73,343,310	$88,734,131

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	$274,661	$321,299	$793,228	$228,825	$85,484
0.60%	—	—	—	—	79
0.75%	11,958,613	23,006,148	36,472,051	6,911,773	5,125,789
0.85%	4,887,836	3,267,966	9,704,348	2,914,740	2,125,896
0.95%	9,499,936	14,307,712	31,606,275	5,138,210	6,362,204
1.00%	1,289,976	2,445,198	3,872,729	1,670,415	463,631
1.05%	2,840,642	2,641,451	5,791,686	1,954,588	1,819,958
1.10%	1,135,512	1,455,623	2,503,207	1,496,045	1,117,074
1.15%	—	—	—	—	76
1.20%	881,095	899,247	3,662,797	405,139	1,231,613
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	115,462	145,564	946,755	146,268	173,671
1.30%	604,387	786,942	1,708,805	777,910	809,772
1.35%	—	—	—	—	843,869
1.40%	—	—	—	—	203,090
1.45%	134,072	43,744	1,260,099	187,344	174,875
1.50%	—	—	—	—	185,733
1.55%	—	—	—	—	57,553
1.60%	—	—	—	—	27,523
1.65%	—	—	—	—	19,762
1.70%	—	—	—	—	63,935
1.75%	—	—	—	—	4,401
1.80%	—	—	—	—	76
1.85%	—	—	—	—	14,746
1.90%	—	—	—	—	73
Total	$33,622,192	$49,320,894	$98,321,980	$21,831,257	$20,910,883

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	99

Subaccount	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
0.55%	$3,120,072	$2,393,715	$232,616	$2,355,056	$361,728
0.60%	—	163	—	162	—
0.75%	52,738,157	120,421,695	62,214,671	161,555,699	21,823,594
0.85%	24,269,618	61,938,865	—	48,206,994	6,979,568
0.95%	43,746,615	99,046,372	37,491,752	104,034,637	13,989,335
1.00%	8,275,427	18,573,033	9,254,248	27,431,912	3,485,618
1.05%	15,865,205	37,566,567	—	22,798,728	3,211,664
1.10%	8,156,422	32,892,701	—	19,551,246	1,681,260
1.15%	—	86,524	—	24,660	—
1.20%	5,366,809	18,193,704	4,386,608	17,494,966	1,625,672
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,927,929	5,113,256	—	2,413,745	383,651
1.30%	6,597,351	17,121,786	—	8,967,032	808,886
1.35%	—	8,044,598	—	4,094,075	—
1.40%	—	1,038,377	—	581,782	—
1.45%	3,213,583	5,110,689	—	2,121,011	375,290
1.50%	—	1,306,331	—	509,789	—
1.55%	—	299,738	—	79,751	—
1.60%	—	235,463	—	204,454	—
1.65%	—	352,033	—	130,375	—
1.70%	—	408,456	—	127,790	—
1.75%	—	36,094	—	51,588	—
1.80%	—	82,390	—	52,771	—
1.85%	—	76,137	—	53,562	—
1.90%	—	45,724	—	153	—
Total	$173,277,188	$430,384,411	$113,579,895	$422,841,938	$54,726,266

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
0.55%	$46,422	$1,016,202	$167,838	$388,640	$1,033,548
0.60%	79	—	87	119	135
0.75%	14,900,057	49,357,116	7,261,214	33,950,814	51,728,340
0.85%	7,741,889	10,307,542	4,780,217	17,070,520	15,505,603
0.95%	20,871,097	30,472,651	13,446,653	29,240,007	39,270,586
1.00%	2,592,812	6,147,323	1,147,745	7,632,570	7,382,990
1.05%	8,099,464	4,655,237	4,640,614	10,000,891	6,817,185
1.10%	6,384,153	3,479,639	8,222,518	7,126,989	6,997,215
1.15%	77	—	17,321	2,791	49,680
1.20%	4,393,766	2,768,502	4,909,032	4,508,622	6,713,572
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,090,596	477,423	312,153	896,050	343,322
1.30%	2,578,995	2,350,507	2,270,375	4,337,277	3,686,505
1.35%	2,193,886	—	3,608,876	1,171,623	2,792,794
1.40%	174,907	—	178,804	5,879	358,888
1.45%	1,377,833	302,217	2,025,096	730,574	430,653
1.50%	409,787	—	260,746	116,435	316,045
1.55%	21,385	—	133,947	17,662	51,255
1.60%	253,595	—	129,323	15,022	140,502
1.65%	78	—	73,913	49,606	33,237
1.70%	112,670	—	311,160	48,749	228,765
1.75%	81	—	27,151	6,100	2,336
1.80%	80	—	44,609	85,856	593
1.85%	37,327	—	124,118	23,716	128
1.90%	64,656	—	82	112	116
Total	$73,345,692	$111,334,359	$54,093,592	$117,426,624	$143,883,993

100	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
0.55%	$90,563	$1,498,951	$374,714	$678,601	$44,432
0.60%	96	—	68	—	—
0.75%	5,971,184	90,011,503	464,113	55,169,507	24,955,159
0.85%	4,619,790	—	204,684	8,853,747	2,924,447
0.95%	9,490,990	54,549,040	1,617,488	36,366,579	12,719,306
1.00%	1,482,685	12,307,341	29,216	6,143,379	3,631,419
1.05%	2,168,262	—	319,427	5,083,037	1,331,151
1.10%	2,786,369	—	503,000	1,429,846	370,341
1.15%	94	—	67	—	—
1.20%	2,025,245	5,760,615	352,628	2,845,027	1,420,497
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	239,941	—	25,561	459,109	157,144
1.30%	1,013,930	—	371,600	825,160	252,987
1.35%	1,231,035	—	149,316	—	—
1.40%	33,471	—	67	—	—
1.45%	526,897	—	49,964	150,285	130,739
1.50%	181,306	—	21,777	—	—
1.55%	21,443	—	18,704	—	—
1.60%	34,804	—	1,735	—	—
1.65%	47,839	—	9,334	—	—
1.70%	131,407	—	16,819	—	—
1.75%	44,187	—	9,198	—	—
1.80%	27,592	—	66	—	—
1.85%	12,077	—	23,730	—	—
1.90%	75	—	66	—	—
Total	$32,181,282	$164,127,450	$4,563,342	$118,004,277	$47,937,622

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$317,200	$1,165,338	$233,234	$545,115	$485,620
0.60%	82	—	—	—	—
0.75%	7,160,095	65,400,775	20,246,471	13,843,637	26,525,721
0.85%	3,098,541	13,942,028	—	10,057,750	11,861,779
0.95%	10,965,289	35,184,584	11,569,298	8,624,815	21,310,737
1.00%	2,366,691	14,254,075	3,949,265	1,868,801	3,188,973
1.05%	2,704,155	7,464,950	—	6,109,908	6,817,422
1.10%	5,076,756	4,020,190	—	3,823,386	3,365,787
1.15%	12,931	—	—	—	—
1.20%	3,440,279	6,342,569	1,764,867	647,578	1,476,577
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	219,554	756,831	—	353,641	464,381
1.30%	3,760,966	2,813,954	—	1,323,100	1,225,901
1.35%	1,848,665	—	—	—	—
1.40%	129,186	—	—	—	—
1.45%	927,172	519,313	—	283,893	323,199
1.50%	285,134	—	—	—	—
1.55%	79	—	—	—	—
1.60%	216,532	—	—	—	—
1.65%	66,476	—	—	—	—
1.70%	156,726	—	—	—	—
1.75%	123,927	—	—	—	—
1.80%	26,835	—	—	—	—
1.85%	56,692	—	—	—	—
1.90%	79	—	—	—	—
Total	$42,960,042	$151,864,607	$37,763,135	$47,481,624	$77,046,097

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	101

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	$112,539	$434,961	$13,830	$195,959	$93
0.60%	—	—	74	78	92
0.75%	11,049,275	10,843,246	1,989,560	9,249,883	984,241
0.85%	—	—	2,098,262	6,584,775	1,048,270
0.95%	7,297,930	5,423,685	5,204,721	17,223,854	2,206,101
1.00%	608,216	2,196,347	711,070	1,532,549	2,606
1.05%	—	—	1,390,681	3,654,039	579,839
1.10%	—	—	2,962,084	4,442,539	481,767
1.15%	—	—	72	84,188	89
1.20%	289,466	622,694	1,204,234	4,250,775	467,638
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	98,027	685,169	6,948
1.30%	—	—	1,138,715	2,042,983	157,196
1.35%	—	—	879,194	1,558,456	453,104
1.40%	—	—	34,535	203,104	13,049
1.45%	—	—	617,652	1,284,653	96,705
1.50%	—	—	63,577	155,705	74,464
1.55%	—	—	42,748	97,058	5,065
1.60%	—	—	25,157	44,598	40,048
1.65%	—	—	75	56,067	285,241
1.70%	—	—	31,295	81,147	33,889
1.75%	—	—	7,494	74	87
1.80%	—	—	64	26,160	5,161
1.85%	—	—	96,431	12,782	8,989
1.90%	—	—	70	41,844	87
Total	$19,357,426	$19,520,933	$18,609,622	$53,508,439	$6,950,769

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	$77,584	$400,558	$145,804	$135,524	$177,665
0.60%	—	158	—	86	—
0.75%	11,597,811	10,966,791	12,891,151	2,190,768	27,139,868
0.85%	—	9,899,010	—	1,488,895	4,144,062
0.95%	6,621,639	9,855,412	9,689,692	3,266,389	16,138,831
1.00%	427,918	1,670,970	428,022	411,391	3,732,777
1.05%	—	4,172,486	—	1,206,801	3,492,277
1.10%	—	3,020,916	—	2,075,020	2,431,828
1.15%	—	24,815	—	84	—
1.20%	166,208	1,472,465	256,963	1,136,959	1,352,125
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	356,693	—	150,367	616,966
1.30%	—	1,368,031	—	1,607,802	949,257
1.35%	—	909,387	—	580,338	—
1.40%	—	6,721	—	75	—
1.45%	—	458,872	—	129,495	310,632
1.50%	—	177,877	—	47,949	—
1.55%	—	46,435	—	32,275	—
1.60%	—	15,360	—	104,493	—
1.65%	—	164	—	50,254	—
1.70%	—	44,329	—	174,161	—
1.75%	—	175	—	83	—
1.80%	—	6,528	—	43,042	—
1.85%	—	165	—	24,457	—
1.90%	—	148	—	82	—
Total	$18,891,160	$44,874,466	$23,411,632	$14,856,790	$60,486,288

102	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.55%	$290,206	$1,216,986	$310,058	$192,022	$71,312
0.60%	—	136	—	86	69
0.75%	17,805,948	55,588,419	13,307,174	5,193,858	292,931
0.85%	—	26,598,082	7,929,478	4,603,226	176,850
0.95%	11,039,400	45,624,283	9,594,214	5,540,253	952,284
1.00%	1,730,373	7,490,309	2,616,893	1,040,617	1,741
1.05%	—	14,288,576	4,948,997	2,840,088	150,989
1.10%	—	11,611,821	3,006,785	2,097,664	329,176
1.15%	—	25,429	—	4,770	68
1.20%	985,488	7,380,511	1,121,691	928,473	262,234
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	941,037	354,322	405,757	68
1.30%	—	4,558,511	1,598,159	924,416	464,215
1.35%	—	2,463,376	—	441,398	191,457
1.40%	—	721,697	—	71,356	4,619
1.45%	—	1,486,875	390,184	198,582	114,939
1.50%	—	1,238,219	—	77,268	89
1.55%	—	191,921	—	26,909	18,371
1.60%	—	216,893	—	25,915	67
1.65%	—	121,628	—	9,520	67
1.70%	—	149,350	—	6,614	21,835
1.75%	—	34,324	—	2,841	8,156
1.80%	—	74,912	—	57,056	10,340
1.85%	—	61,786	—	81	67
1.90%	—	128	—	80	67
Total	$31,851,415	$182,085,209	$45,177,955	$24,688,850	$3,072,011

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	$268,865	$669,585	$2,088,283	$574,008	$326,453
0.60%	—	184	76	136	82
0.75%	4,039,957	28,672,003	116,356,503	22,959,704	25,474,889
0.85%	2,712,027	11,233,246	43,337,438	10,445,842	13,046,057
0.95%	2,909,111	23,899,138	90,461,439	23,037,923	24,439,296
1.00%	402,700	6,439,332	16,980,660	5,691,374	3,909,320
1.05%	1,416,096	7,100,980	30,729,532	9,039,683	10,118,459
1.10%	1,054,129	5,628,235	15,283,469	6,801,866	4,544,835
1.15%	—	7,173	5,274	133	75
1.20%	180,135	5,179,701	11,822,890	5,190,517	4,437,497
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	95,315	1,247,745	2,425,403	551,649	1,038,694
1.30%	551,338	3,300,469	10,579,432	3,763,964	3,725,552
1.35%	—	2,722,247	764,849	2,225,614	751,080
1.40%	—	68,186	74	224,589	99,078
1.45%	34,645	743,632	3,612,283	517,435	976,692
1.50%	—	285,443	47,691	301,608	430,121
1.55%	—	223,642	103,967	123,669	74,484
1.60%	—	136,494	4,980	90,291	36,553
1.65%	—	80,884	10,530	18,868	138,374
1.70%	—	161,286	105,415	4,371	4,925
1.75%	—	3,756	74	117	73,114
1.80%	—	45,079	77	1,340	85
1.85%	—	173	24,762	1,004	77
1.90%	—	173	74	6,493	77
Total	$13,664,318	$97,848,786	$344,745,175	$91,572,198	$93,645,869

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	103

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
0.55%	$3,672	$71,703	$347,401	$106,077	$35,640
0.60%	76	2,153	—	—	—
0.75%	456,272	2,884,824	14,268,754	7,618,994	15,080,945
0.85%	116,866	1,337,843	—	—	—
0.95%	929,511	5,921,382	8,231,349	5,298,159	9,434,575
1.00%	56,036	495,693	2,668,910	1,124,778	572,602
1.05%	520,342	1,039,240	—	—	—
1.10%	668,948	2,621,448	—	—	—
1.15%	74	2,109	—	—	—
1.20%	256,266	1,411,746	1,186,221	437,388	388,132
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	545	25,979	—	—	—
1.30%	505,489	867,636	—	—	—
1.35%	280,757	1,101,239	—	—	—
1.40%	230,735	2,090	—	—	—
1.45%	28,787	512,837	—	—	—
1.50%	60,663	118,500	—	—	—
1.55%	941	105,109	—	—	—
1.60%	108	44,195	—	—	—
1.65%	88,222	2,072	—	—	—
1.70%	5,454	93,719	—	—	—
1.75%	72	232,260	—	—	—
1.80%	72	2,061	—	—	—
1.85%	72	74,700	—	—	—
1.90%	72	2,052	—	—	—
Total	$4,210,052	$18,972,590	$26,702,635	$14,585,396	$25,511,894

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	$101,869	$2,524,238	$6,522,474	$437,586	$637,911
0.60%	124	315	—	75	—
0.75%	2,116,109	79,340,003	124,405,344	5,412,796	36,912,981
0.85%	1,884,795	424,442,943	430,230,710	2,295,888	12,360,208
0.95%	2,990,256	276,194,283	58,080,089	5,954,331	26,785,131
1.00%	463,073	11,025,122	15,075,178	1,180,470	5,035,198
1.05%	709,371	28,096,388	132,859,900	1,857,342	7,112,556
1.10%	1,248,089	58,590,005	74,309,061	2,289,470	2,616,408
1.15%	115	69,950	—	5,325	—
1.20%	540,886	134,126,057	4,355,977	1,102,587	4,453,515
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	60,699	2,731,683	6,358,422	480,190	712,581
1.30%	489,013	30,541,054	16,380,759	871,208	2,553,727
1.35%	340,528	11,486,918	—	1,019,027	—
1.40%	18,755	8,407,967	—	74	—
1.45%	49,268	7,475,095	1,564,448	390,497	1,185,078
1.50%	101,526	2,494,261	—	104,463	—
1.55%	108	1,257,387	—	20,875	—
1.60%	46,860	964,069	—	116,956	—
1.65%	11,228	3,925,572	—	16,249	—
1.70%	4,547	616,748	—	63	—
1.75%	10,547	572,412	—	141	—
1.80%	1,548	16	—	1,954	—
1.85%	120	271,759	—	17,055	—
1.90%	120	13	—	74	—
Total	$11,189,554	$1,085,154,258	$870,142,362	$23,574,696	$100,365,294

104	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1	VP MFS Blended Res Core Eq, Cl 3
0.55%	$3,010,523	$367,846	$27,315	$654,885	$178,452
0.60%	11	—	77	—	—
0.75%	46,136,733	70,399,383	615,281	42,286,829	10,381,073
0.85%	105,186,540	256,425,372	584,347	26,268,351	8,670,514
0.95%	123,544,981	61,016,744	1,693,955	25,823,430	5,755,898
1.00%	7,517,214	9,109,786	163,415	5,303,023	682,649
1.05%	28,507,886	150,466,608	299,001	12,886,991	3,534,808
1.10%	27,649,359	60,828,178	413,802	6,921,108	1,464,164
1.15%	13,229	—	76	—	—
1.20%	70,835,347	5,702,093	535,400	2,250,733	584,218
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,916,956	7,971,446	23,140	1,319,947	202,994
1.30%	34,129,915	39,568,073	335,085	3,082,894	1,227,612
1.35%	13,668,422	—	267,013	—	—
1.40%	11,187,508	—	18,073	—	—
1.45%	11,292,266	13,990,160	69,557	813,130	202,751
1.50%	2,863,561	—	46,493	—	—
1.55%	4,998,135	—	20,544	—	—
1.60%	1,126,888	—	76	—	—
1.65%	4,161,135	—	75	—	—
1.70%	4,506,595	—	2,075	—	—
1.75%	597,245	—	75	—	—
1.80%	1,928,488	—	75	—	—
1.85%	475,343	—	75	—	—
1.90%	667,473	—	75	—	—
Total	$507,921,753	$675,845,689	$5,115,100	$127,611,321	$32,885,133

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$5,190,001	$12,157,438	$2,591,152	$12,238,459	$3,023,843
0.60%	12	—	13	—	12
0.75%	397,140,643	933,327,048	239,473,209	453,151,273	118,554,071
0.85%	2,151,213,491	4,183,334,107	1,330,439,312	1,451,800,469	314,189,291
0.95%	1,770,027,847	599,540,513	951,560,454	253,809,805	378,058,499
1.00%	52,843,575	116,911,628	29,519,043	49,285,993	16,976,679
1.05%	186,863,178	1,668,334,843	100,272,116	525,493,232	60,005,079
1.10%	324,458,772	928,814,297	198,349,725	241,773,265	74,786,409
1.15%	1,016,201	—	354,941	—	707,036
1.20%	1,067,666,028	58,254,892	468,942,702	12,289,534	189,472,289
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,738,168	34,848,233	11,242,525	25,692,786	6,564,350
1.30%	218,509,955	372,448,435	101,139,275	67,375,172	69,120,767
1.35%	108,749,682	—	53,717,465	—	29,864,710
1.40%	66,459,496	—	22,823,161	—	22,005,938
1.45%	97,607,782	29,649,847	41,671,253	6,024,827	30,124,159
1.50%	24,575,477	—	11,923,650	—	6,616,726
1.55%	16,793,880	—	3,140,394	—	7,846,827
1.60%	16,808,827	—	5,877,581	—	7,687,082
1.65%	30,386,956	—	12,367,557	—	9,246,781
1.70%	13,684,565	—	3,872,354	—	9,101,844
1.75%	5,706,487	—	2,179,917	—	3,363,890
1.80%	966,766	—	606,461	—	1,992,251
1.85%	4,028,487	—	392,037	—	2,569,261
1.90%	71,203	—	11	—	291,488
Total	$6,581,507,479	$8,937,621,281	$3,592,456,308	$3,098,934,815	$1,362,169,282

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	105

Subaccount	VP Mod Conserv, Cl 4	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	$3,375,062	$8,658	$77	$373,348	$386,167
0.60%	—	79	77	—	—
0.75%	204,998,907	658,979	651,322	46,261,584	10,618,158
0.85%	709,763,927	557,143	297,014	8,248,781	4,787,581
0.95%	160,259,105	1,097,863	1,615,267	24,940,790	6,185,027
1.00%	27,491,315	13,919	71,809	5,404,262	1,642,831
1.05%	351,579,853	346,586	254,648	4,450,407	2,662,879
1.10%	209,151,613	159,837	331,585	1,656,097	1,355,815
1.15%	—	21,704	76	—	—
1.20%	18,233,243	729,315	322,440	2,582,929	522,239
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	14,024,756	25,877	67,812	256,483	293,776
1.30%	118,709,193	222,450	97,232	719,173	503,567
1.35%	—	121,159	223,880	—	—
1.40%	—	24,925	77	—	—
1.45%	23,529,809	60,107	52,319	293,018	191,904
1.50%	—	32,583	26,475	—	—
1.55%	—	78	8,800	—	—
1.60%	—	144,652	106,666	—	—
1.65%	—	81,594	2,446	—	—
1.70%	—	78	35,743	—	—
1.75%	—	78	76	—	—
1.80%	—	78	76	—	—
1.85%	—	78	76	—	—
1.90%	—	78	76	—	—
Total	$1,841,116,783	$4,307,898	$4,166,069	$95,186,872	$29,149,944

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	$4,485	$1,745,695	$1,505,903	$14,510	$212,212
0.60%	75	—	—	—	—
0.75%	3,253,176	80,664,979	121,044,155	15,823,955	11,753,799
0.85%	2,605,563	23,257,103	23,508,483	—	5,127,074
0.95%	5,679,563	49,040,755	73,081,450	9,551,850	8,941,840
1.00%	411,049	12,767,902	18,858,365	1,717,739	2,338,295
1.05%	1,312,416	11,987,773	13,365,393	—	2,405,054
1.10%	1,609,924	6,898,735	6,858,983	—	1,345,917
1.15%	4,904	—	—	—	—
1.20%	1,388,916	5,211,235	7,116,995	803,107	1,219,602
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	155,795	1,033,767	1,173,807	—	237,845
1.30%	500,530	2,530,152	2,753,980	—	848,510
1.35%	1,135,744	—	—	—	—
1.40%	70,359	—	—	—	—
1.45%	425,241	619,701	674,867	—	260,218
1.50%	183,140	—	—	—	—
1.55%	33,084	—	—	—	—
1.60%	41,608	—	—	—	—
1.65%	62,790	—	—	—	—
1.70%	71,116	—	—	—	—
1.75%	18,306	—	—	—	—
1.80%	11,075	—	—	—	—
1.85%	23,566	—	—	—	—
1.90%	74	—	—	—	—
Total	$19,002,499	$195,757,797	$269,942,381	$27,911,161	$34,690,366

106	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

Subaccount	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$138,915	$124,933	$12,814
0.60%	120	110	79
0.75%	18,230,583	15,722,955	763,441
0.85%	6,418,828	9,625,353	527,796
0.95%	14,500,301	15,633,405	2,558,992
1.00%	2,494,797	2,370,709	134,594
1.05%	4,183,046	5,807,052	254,155
1.10%	2,790,950	4,401,754	496,763
1.15%	17,105	13,467	78
1.20%	2,699,251	2,670,408	359,967
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	222,894	337,389	74,330
1.30%	1,838,543	1,941,575	334,270
1.35%	476,023	1,985,707	234,142
1.40%	150,651	121,563	88
1.45%	227,843	393,187	468,205
1.50%	42,981	264,053	28,547
1.55%	57,009	22,231	14,039
1.60%	110,733	104,063	13,812
1.65%	114,842	27,055	9,007
1.70%	168,069	41,592	28,000
1.75%	134	127	77
1.80%	126	43,296	77
1.85%	114	135	1,531
1.90%	5,341	103	77
Total	$54,889,199	$61,652,222	$6,314,881

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2016	6,933	$1.12	to	$1.06	$7,612	0.59%	0.55%	to	1.90%	2.80%		to	1.43%
2015	7,149	$1.09	to	$1.05	$7,673	0.72%	0.55%	to	1.90%	(1.84%)		to	(3.16%)
2014	4,422	$1.11	to	$1.08	$4,862	0.40%	0.55%	to	1.90%	3.64%		to	2.24%
2013	3,436	$1.07	to	$1.06	$3,664	0.27%	0.55%	to	1.90%	5.02	%(7)	to	4.05	%(7)
AB VPS Global Thematic Gro, Cl B
2016	4,682	$1.41	to	$1.29	$6,365	—	0.55%	to	1.45%	(1.42%)		to	(2.30%)
2015	5,933	$1.43	to	$1.32	$8,205	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	6,468	$1.40	to	$1.31	$8,797	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	6,956	$1.34	to	$1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
2012	7,945	$1.10	to	$1.05	$8,575	—	0.55%	to	1.45%	12.62%		to	11.61%
AB VPS Gro & Inc, Cl B
2016	43,394	$2.16	to	$1.76	$88,721	0.82%	0.55%	to	1.45%	10.46%		to	9.48%
2015	52,090	$1.96	to	$1.61	$96,796	1.16%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	60,620	$1.94	to	$1.61	$112,029	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	71,637	$1.79	to	$1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%
2012	82,727	$1.33	to	$1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%		to	15.55%
AB VPS Intl Val, Cl B
2016	90,606	$1.79	to	$0.79	$127,863	1.04%	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2015	106,605	$1.81	to	$0.81	$154,352	2.13%	0.55%	to	1.45%	1.84%		to	0.93%
2014	121,352	$1.78	to	$0.80	$174,668	3.23%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	141,035	$1.91	to	$0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
2012	165,112	$1.57	to	$0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%		to	12.55%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	107

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2016	48,709	$1.03	to	$0.98	$49,295	2.28%	0.55%	to	1.90%	40.03%		to	38.16%
2015	47,078	$0.73	to	$0.71	$34,207	0.73%	0.55%	to	1.90%	(38.26%)		to	(39.10%)
2014	40,641	$1.19	to	$1.16	$48,082	0.17%	0.55%	to	1.90%	11.30%		to	9.79%
2013	14,759	$1.07	to	$1.06	$15,720	—	0.55%	to	1.90%	6.81	%(8)	to	5.84	%(8)
AC VP Intl, Cl II
2016	14,614	$1.57	to	$1.65	$22,462	0.95%	0.55%	to	1.20%	(6.07%)		to	(6.68%)
2015	17,513	$1.67	to	$1.77	$28,720	0.22%	0.55%	to	1.20%	(0.04%)		to	(0.69%)
2014	20,329	$1.67	to	$1.78	$33,429	1.59%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	23,710	$1.78	to	$1.91	$41,630	1.59%	0.55%	to	1.20%	21.58%		to	20.79%
2012	27,102	$1.47	to	$1.58	$39,228	0.72%	0.55%	to	1.20%	20.34%		to	19.56%
AC VP Mid Cap Val, Cl II
2016	30,815	$2.11	to	$2.39	$69,235	1.58%	0.55%	to	1.45%	22.05%		to	20.96%
2015	27,860	$1.73	to	$1.98	$51,690	1.51%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	29,042	$1.76	to	$2.04	$55,166	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	31,662	$1.53	to	$1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
2012	32,200	$1.18	to	$1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
AC VP Ultra, Cl II
2016	13,236	$1.98	to	$1.88	$25,606	0.20%	0.55%	to	1.45%	3.78%		to	2.85%
2015	15,654	$1.91	to	$1.83	$29,264	0.29%	0.55%	to	1.45%	5.47%		to	4.52%
2014	16,639	$1.81	to	$1.75	$29,593	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	18,619	$1.65	to	$1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
2012	21,817	$1.21	to	$1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
AC VP Val, Cl II
2016	92,076	$2.82	to	$1.65	$221,303	1.60%	0.55%	to	1.90%	19.62%		to	18.01%
2015	97,410	$2.36	to	$1.39	$198,663	1.97%	0.55%	to	1.90%	(4.55%)		to	(5.83%)
2014	109,130	$2.47	to	$1.48	$235,330	1.39%	0.55%	to	1.90%	12.27%		to	10.77%
2013	118,364	$2.20	to	$1.34	$230,552	1.49%	0.55%	to	1.90%	30.76%		to	29.00%
2012	125,623	$1.68	to	$1.04	$189,720	1.76%	0.55%	to	1.90%	13.95%		to	3.80	%(6)
BlackRock Global Alloc, Cl III
2016	64,910	$1.21	to	$1.14	$77,157	1.20%	0.55%	to	1.90%	3.24%		to	1.86%
2015	66,771	$1.17	to	$1.11	$77,615	1.11%	0.55%	to	1.90%	(1.54%)		to	(2.86%)
2014	56,147	$1.19	to	$1.15	$66,809	2.51%	0.55%	to	1.90%	1.37%		to	0.01%
2013	40,444	$1.17	to	$1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
2012	11,013	$1.03	to	$1.02	$11,368	4.15%	0.55%	to	1.90%	2.68	%(6)	to	1.76	%(6)
Calvert VP SRI Bal, Cl I
2016	12,996	$1.68	to	$1.72	$21,154	1.79%	0.55%	to	1.20%	7.27%		to	6.57%
2015	14,554	$1.56	to	$1.62	$22,160	0.11%	0.55%	to	1.20%	(2.73%)		to	(3.36%)
2014	16,504	$1.61	to	$1.67	$25,878	1.54%	0.55%	to	1.20%	9.06%		to	8.35%
2013	18,358	$1.47	to	$1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
2012	19,606	$1.26	to	$1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
Col VP Bal, Cl 3
2016	214,583	$1.99	to	$1.39	$418,875	—	0.55%	to	1.90%	5.82%		to	4.41%
2015	169,241	$1.88	to	$1.33	$322,448	—	0.55%	to	1.90%	1.15%		to	(0.20%)
2014	147,257	$1.86	to	$1.33	$285,533	—	0.55%	to	1.90%	9.52%		to	8.06%
2013	143,159	$1.70	to	$1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
2012	139,007	$1.41	to	$1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54	%(6)
Col VP Commodity Strategy, Cl 2
2016	5,510	$0.61	to	$0.58	$3,324	—	0.55%	to	1.90%	11.75%		to	10.26%
2015	3,877	$0.55	to	$0.53	$2,105	—	0.55%	to	1.90%	(24.19%)		to	(25.21%)
2014	1,840	$0.73	to	$0.71	$1,324	—	0.55%	to	1.90%	(21.89%)		to	(22.94%)
2013	650	$0.93	to	$0.92	$602	—	0.55%	to	1.90%	(5.82	%)(8)	to	(6.67	%)(8)
Col VP Contrarian Core, Cl 2
2016	52,933	$1.50	to	$1.43	$78,269	—	0.55%	to	1.90%	7.82%		to	6.37%
2015	38,725	$1.39	to	$1.34	$53,333	—	0.55%	to	1.90%	2.17%		to	0.80%
2014	20,221	$1.36	to	$1.33	$27,392	—	0.55%	to	1.90%	12.22%		to	10.71%
2013	7,634	$1.22	to	$1.20	$9,255	—	0.55%	to	1.90%	19.89	%(7)	to	18.81	%(7)

108	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Disciplined Core, Cl 3
2016	191,848	$1.60	to	$1.73	$344,384	—	0.55%	to	1.45%	7.35%		to	6.38%
2015	223,570	$1.49	to	$1.63	$373,288	—	0.55%	to	1.45%	0.21%		to	(0.70%)
2014	246,847	$1.49	to	$1.64	$412,513	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	292,546	$1.30	to	$1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	342,553	$0.97	to	$1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
Col VP Div Abs Return, Cl 2
2016	4,827	$0.89	to	$0.84	$4,199	—	0.55%	to	1.90%	(3.16%)		to	(4.46%)
2015	5,666	$0.91	to	$0.88	$5,116	—	0.55%	to	1.90%	(1.38%)		to	(2.70%)
2014	4,356	$0.93	to	$0.91	$4,009	—	0.55%	to	1.90%	(2.48%)		to	(3.79%)
2013	4,425	$0.95	to	$0.94	$4,194	—	0.55%	to	1.90%	(5.12	%)(7)	to	(5.98	%)(7)
Col VP Divd Opp, Cl 3
2016	246,769	$2.76	to	$1.55	$581,936	—	0.55%	to	1.45%	12.90%		to	11.88%
2015	284,856	$2.44	to	$1.39	$600,828	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	338,172	$2.53	to	$1.45	$742,285	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	390,027	$2.31	to	$1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	436,246	$1.83	to	$1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
Col VP Emerg Mkts Bond, Cl 2
2016	9,543	$0.99	to	$0.94	$9,334	2.39%	0.55%	to	1.90%	10.47%		to	8.99%
2015	8,568	$0.90	to	$0.87	$7,633	1.59%	0.55%	to	1.90%	(1.86%)		to	(3.17%)
2014	9,067	$0.91	to	$0.89	$8,239	5.64%	0.55%	to	1.90%	0.88%		to	(0.47%)
2013	3,820	$0.91	to	$0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49	%)(7)	to	(10.30	%)(7)
Col VP Emer Mkts, Cl 3
2016	66,944	$2.32	to	$1.35	$125,958	0.11%	0.55%	to	1.45%	4.39%		to	3.46%
2015	79,795	$2.23	to	$1.30	$145,955	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	92,569	$2.46	to	$1.45	$188,395	0.23%	0.55%	to	1.45%	(2.80%)		to	(3.68%)
2013	108,814	$2.53	to	$1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	124,470	$2.59	to	$1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
Col VP Global Bond, Cl 3
2016	71,304	$1.69	to	$1.11	$106,327	—	0.55%	to	1.45%	(1.77%)		to	(2.65%)
2015	86,488	$1.72	to	$1.14	$131,896	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	106,817	$1.84	to	$1.23	$175,856	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	135,912	$1.84	to	$1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	180,927	$2.01	to	$1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
Col VP Govt Money Mkt, Cl 3
2016	139,734	$1.19	to	$0.94	$153,262	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2015	149,791	$1.20	to	$0.96	$166,145	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2014	174,167	$1.21	to	$0.97	$195,122	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2013	218,622	$1.21	to	$0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2012	257,767	$1.22	to	$1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
Col VP Hi Yield Bond, Cl 3
2016	118,309	$2.62	to	$1.84	$283,326	6.00%	0.55%	to	1.45%	11.11%		to	10.11%
2015	138,677	$2.36	to	$1.67	$300,720	6.00%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	168,851	$2.40	to	$1.72	$374,426	6.19%	0.55%	to	1.45%	3.05%		to	2.12%
2013	191,728	$2.32	to	$1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
2012	221,316	$2.20	to	$1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
Col VP Inc Opp, Cl 3
2016	91,441	$2.13	to	$1.80	$182,316	12.20%	0.55%	to	1.45%	10.25%		to	9.26%
2015	71,368	$1.93	to	$1.65	$130,021	9.12%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	84,321	$1.96	to	$1.69	$156,701	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	100,497	$1.90	to	$1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%
2012	128,289	$1.82	to	$1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
Col VP Inter Bond, Cl 3
2016	237,642	$1.95	to	$1.37	$413,783	1.66%	0.55%	to	1.45%	3.97%		to	3.03%
2015	271,785	$1.87	to	$1.33	$458,449	1.33%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	323,775	$1.88	to	$1.34	$552,031	2.59%	0.55%	to	1.45%	4.74%		to	3.80%
2013	406,205	$1.79	to	$1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%)		to	(3.80%)
2012	596,330	$1.85	to	$1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	109

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2016	97,951	$1.22	to	$1.72	$124,429	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	123,331	$1.21	to	$1.72	$155,892	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	120,240	$1.12	to	$1.60	$138,954	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	138,336	$0.99	to	$1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	156,364	$0.76	to	$1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
Col VP Lg Cap Index, Cl 3
2016	131,933	$1.79	to	$1.59	$241,925	—	0.55%	to	1.90%	10.90%		to	9.41%
2015	127,927	$1.62	to	$1.45	$211,512	—	0.55%	to	1.90%	0.31%		to	(1.04%)
2014	120,861	$1.61	to	$1.47	$198,500	—	0.55%	to	1.90%	12.59%		to	11.08%
2013	120,287	$1.43	to	$1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
2012	121,375	$1.09	to	$1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17	%(6)
Col VP Limited Duration Cr, Cl 2
2016	27,833	$0.96	to	$0.99	$29,208	3.66%	0.55%	to	1.90%	4.71%		to	3.30%
2015	18,413	$0.92	to	$0.96	$18,595	5.26%	0.55%	to	1.90%	(3.02%)		to	(4.32%)
2014	14,721	$0.95	to	$1.00	$15,344	1.41%	0.55%	to	1.90%	(1.74	%)(10)	to	(1.58%)
2013	8,465	$1.04	to	$1.01	$9,032	2.03%	0.60%	to	1.90%	0.58%		to	(0.72%)
2012	5,819	$1.03	to	$1.02	$6,204	2.56%	0.60%	to	1.90%	2.93	%(6)	to	2.03	%(6)
Col VP Long Govt/Cr Bond, Cl 2
2016	16,070	$1.01	to	$0.96	$16,134	1.76%	0.55%	to	1.90%	2.22%		to	0.85%
2015	12,315	$0.99	to	$0.96	$12,089	1.80%	0.55%	to	1.90%	(0.76%)		to	(2.10%)
2014	7,112	$1.00	to	$0.98	$7,059	0.96%	0.55%	to	1.90%	4.67%		to	3.27%
2013	1,486	$0.96	to	$0.95	$1,416	—	0.55%	to	1.90%	(4.45	%)(8)	to	(5.32	%)(8)
Col VP Man Vol Conserv, Cl 2
2016	375,994	$1.05	to	$1.01	$390,968	—	0.55%	to	1.90%	2.49%		to	1.12%
2015	205,029	$1.02	to	$1.00	$208,901	—	0.55%	to	1.90%	(1.68%)		to	(2.99%)
2014	117,419	$1.04	to	$1.03	$122,260	—	0.55%	to	1.90%	3.87%		to	2.48%
2013	55,507	$1.00	to	$1.00	$55,925	—	0.55%	to	1.90%	(0.06	%)(9)	to	(0.29	%)(7)
Col VP Man Vol Conserv Gro, Cl 2
2016	1,147,613	$1.05	to	$1.04	$1,225,828	—	0.55%	to	1.90%	2.60%		to	1.23%
2015	787,479	$1.03	to	$1.03	$823,246	—	0.55%	to	1.90%	(2.37%)		to	(3.67%)
2014	568,924	$1.05	to	$1.06	$611,169	—	0.55%	to	1.90%	4.12%		to	2.72%
2013	226,702	$1.01	to	$1.04	$235,448	—	0.55%	to	1.90%	0.61	%(9)	to	2.86	%(7)
Col VP Man Vol Gro, Cl 2
2016	6,861,703	$1.06	to	$1.10	$7,649,392	—	0.55%	to	1.90%	2.80%		to	1.42%
2015	6,355,234	$1.03	to	$1.08	$6,894,914	—	0.55%	to	1.90%	(3.87%)		to	(5.16%)
2014	4,932,170	$1.07	to	$1.14	$5,556,332	—	0.55%	to	1.90%	4.37%		to	2.97%
2013	1,697,067	$1.03	to	$1.11	$1,843,697	—	0.55%	to	1.90%	1.95	%(9)	to	9.45	%(7)
Col VP Man Vol Mod Gro, Cl 2
2016	10,167,228	$1.06	to	$1.14	$11,730,363	—	0.55%	to	1.90%	2.85%		to	1.47%
2015	9,075,444	$1.03	to	$1.12	$10,207,540	—	0.55%	to	1.90%	(3.05%)		to	(4.35%)
2014	7,692,582	$1.06	to	$1.17	$8,953,330	—	0.55%	to	1.90%	4.28%		to	2.88%
2013	4,889,836	$1.02	to	$1.14	$5,553,983	—	0.55%	to	1.90%	1.40	%(9)	to	12.05%
2012	1,946,104	$1.02	to	$1.01	$1,985,880	—	0.95%	to	1.90%	1.64	%(6)	to	0.99	%(6)
Col VP Mid Cap Gro, Cl 3
2016	40,449	$2.19	to	$1.68	$75,222	—	0.55%	to	1.45%	1.60%		to	0.69%
2015	48,189	$2.16	to	$1.67	$88,863	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	50,333	$2.06	to	$1.61	$88,782	—	0.55%	to	1.45%	6.70%		to	5.73%
2013	58,644	$1.93	to	$1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	67,302	$1.48	to	$1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
Col VP Mid Cap Val, Cl 3
2016	34,278	$2.46	to	$1.79	$73,343	—	0.55%	to	1.45%	13.38%		to	12.36%
2015	41,416	$2.17	to	$1.59	$78,816	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	49,073	$2.30	to	$1.70	$99,520	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	54,651	$2.06	to	$1.54	$99,999	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	58,788	$1.50	to	$1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%

110	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Intl Eq, Cl 3
2016	70,244	$1.20	to	$1.12	$88,734	1.55%	0.55%	to	1.45%	(6.62%)		to	(7.46%)
2015	59,941	$1.28	to	$1.21	$83,040	0.92%	0.55%	to	1.45%	4.46%		to	3.51%
2014	61,880	$1.23	to	$1.17	$82,704	1.78%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	71,770	$1.35	to	$1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	81,718	$1.11	to	$1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
Col VP Select Lg Cap Val, Cl 3
2016	15,367	$2.38	to	$1.87	$33,622	—	0.55%	to	1.45%	19.16%		to	18.09%
2015	19,234	$2.00	to	$1.58	$35,588	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	27,008	$2.12	to	$1.69	$53,317	—	0.55%	to	1.45%	10.77%		to	9.78%
2013	26,237	$1.91	to	$1.54	$47,017	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	19,210	$1.40	to	$1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
Col VP Select Sm Cap Val, Cl 3
2016	17,393	$3.29	to	$1.84	$49,321	—	0.55%	to	1.45%	13.21%		to	12.19%
2015	20,664	$2.91	to	$1.64	$52,103	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	23,491	$3.02	to	$1.72	$62,319	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	26,163	$2.87	to	$1.65	$66,589	—	0.55%	to	1.45%	47.57%		to	46.25%
2012	27,553	$1.94	to	$1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
Col VP US Govt Mtge, Cl 3
2016	73,667	$1.50	to	$1.10	$98,322	2.77%	0.55%	to	1.45%	2.02%		to	1.10%
2015	81,827	$1.47	to	$1.09	$107,794	2.79%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	95,830	$1.46	to	$1.09	$126,065	1.76%	0.55%	to	1.45%	5.20%		to	4.25%
2013	118,639	$1.39	to	$1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%)		to	(3.38%)
2012	179,537	$1.42	to	$1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
CS Commodity Return
2016	41,885	$0.53	to	$0.51	$21,831	—	0.55%	to	1.45%	11.41%		to	10.41%
2015	50,299	$0.48	to	$0.46	$23,648	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	57,057	$0.64	to	$0.62	$36,124	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	68,433	$0.78	to	$0.76	$52,643	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	84,048	$0.87	to	$0.86	$72,693	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
Deutsche Alt Asset Alloc VIP, Cl B
2016	21,291	$1.00	to	$0.94	$20,911	2.00%	0.55%	to	1.90%	4.42%		to	3.02%
2015	24,733	$0.96	to	$0.91	$23,378	2.88%	0.55%	to	1.90%	(7.05%)		to	(8.29%)
2014	28,134	$1.03	to	$0.99	$28,729	1.56%	0.55%	to	1.90%	2.67%		to	1.29%
2013	24,746	$1.00	to	$0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%)
2012	8,138	$1.00	to	$0.99	$8,148	—	0.55%	to	1.90%	3.67	%(6)	to	2.73	%(6)
ET VT Floating-Rate Inc, Init Cl
2016	127,509	$1.41	to	$1.28	$173,277	3.49%	0.55%	to	1.45%	8.35%		to	7.38%
2015	149,367	$1.30	to	$1.19	$187,969	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	193,252	$1.32	to	$1.22	$247,888	3.14%	0.55%	to	1.45%	0.02%		to	(0.88%)
2013	259,326	$1.32	to	$1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%		to	2.35%
2012	197,523	$1.28	to	$1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
Fid VIP Contrafund, Serv Cl 2
2016	234,428	$1.86	to	$1.48	$430,384	0.59%	0.55%	to	1.90%	7.14%		to	5.71%
2015	275,837	$1.74	to	$1.40	$474,192	0.78%	0.55%	to	1.90%	(0.13%)		to	(1.47%)
2014	299,019	$1.74	to	$1.42	$516,451	0.73%	0.55%	to	1.90%	11.04%		to	9.55%
2013	326,303	$1.57	to	$1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%		to	28.49%
2012	357,488	$1.20	to	$1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65	%(6)
Fid VIP Gro & Inc, Serv Cl 2
2016	51,809	$2.27	to	$2.14	$113,580	1.51%	0.55%	to	1.20%	15.18%		to	14.43%
2015	61,226	$1.97	to	$1.87	$116,871	1.80%	0.55%	to	1.20%	(3.07%)		to	(3.70%)
2014	70,817	$2.03	to	$1.94	$139,817	1.46%	0.55%	to	1.20%	9.62%		to	8.91%
2013	84,336	$1.85	to	$1.78	$152,276	1.60%	0.55%	to	1.20%	32.52%		to	31.66%
2012	98,536	$1.40	to	$1.35	$134,512	1.94%	0.55%	to	1.20%	17.60%		to	16.83%
Fid VIP Mid Cap, Serv Cl 2
2016	137,442	$4.00	to	$1.48	$422,842	0.30%	0.55%	to	1.90%	11.31%		to	9.82%
2015	159,432	$3.59	to	$1.34	$446,745	0.24%	0.55%	to	1.90%	(2.17%)		to	(3.48%)
2014	178,382	$3.67	to	$1.39	$520,177	0.02%	0.55%	to	1.90%	5.45%		to	4.04%
2013	203,704	$3.48	to	$1.34	$573,384	0.27%	0.55%	to	1.90%	35.12%		to	33.31%
2012	231,754	$2.58	to	$1.00	$491,964	0.36%	0.55%	to	1.90%	13.93%		to	0.72	%(6)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	111

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl 2
2016	36,676	$1.71	to	$1.09	$54,726	1.15%	0.55%	to	1.45%	(5.79%)		to	(6.63%)
2015	44,708	$1.81	to	$1.16	$70,977	1.12%	0.55%	to	1.45%	2.73%		to	1.81%
2014	47,896	$1.76	to	$1.14	$75,112	1.04%	0.55%	to	1.45%	(8.80%)		to	(9.62%)
2013	53,667	$1.93	to	$1.27	$93,109	1.10%	0.55%	to	1.45%	29.45%		to	28.29%
2012	59,049	$1.49	to	$0.99	$80,158	1.60%	0.55%	to	1.45%	19.72%		to	18.64%
Fid VIP Strategic Inc, Serv Cl 2
2016	70,066	$1.06	to	$1.01	$73,346	3.90%	0.55%	to	1.90%	7.43%		to	5.99%
2015	53,860	$0.99	to	$0.95	$52,765	2.84%	0.55%	to	1.90%	(2.47%)		to	(3.80%)
2014	40,139	$1.01	to	$0.99	$40,558	4.82%	0.55%	to	1.90%	2.81%		to	1.43%
2013	13,064	$0.99	to	$0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09	%)(7)	to	(2.98	%)(7)
Frank Global Real Est, Cl 2
2016	54,384	$2.91	to	$0.98	$111,334	1.21%	0.55%	to	1.45%	(0.01%)		to	(0.90%)
2015	62,988	$2.91	to	$0.98	$130,836	3.24%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	70,970	$2.91	to	$0.99	$149,816	0.45%	0.55%	to	1.45%	14.38%		to	13.35%
2013	78,865	$2.54	to	$0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
2012	82,664	$2.50	to	$0.87	$157,516	—	0.55%	to	1.45%	26.71%		to	25.57%
Frank Inc, Cl 2
2016	46,983	$1.17	to	$1.11	$54,094	4.99%	0.55%	to	1.90%	13.40%		to	11.89%
2015	50,949	$1.03	to	$1.00	$51,973	4.95%	0.55%	to	1.90%	(7.56%)		to	(8.80%)
2014	54,674	$1.12	to	$1.09	$60,590	4.78%	0.55%	to	1.90%	4.04%		to	2.65%
2013	16,563	$1.07	to	$1.06	$17,726	1.47%	0.55%	to	1.90%	5.74	%(7)	to	4.77	%(7)
Frank Mutual Shares, Cl 2
2016	60,700	$2.26	to	$1.47	$117,427	1.98%	0.55%	to	1.90%	15.42%		to	13.88%
2015	70,352	$1.96	to	$1.29	$118,979	3.05%	0.55%	to	1.90%	(5.46%)		to	(6.73%)
2014	79,442	$2.07	to	$1.38	$143,232	1.99%	0.55%	to	1.90%	6.53%		to	5.10%
2013	89,717	$1.95	to	$1.32	$153,401	2.06%	0.55%	to	1.90%	27.56%		to	25.85%
2012	100,868	$1.53	to	$1.04	$136,338	2.02%	0.55%	to	1.90%	13.62%		to	4.63	%(6)
Frank Sm Cap Val, Cl 2
2016	42,895	$4.80	to	$1.63	$143,884	0.82%	0.55%	to	1.90%	29.47%		to	27.73%
2015	45,435	$3.71	to	$1.28	$120,885	0.64%	0.55%	to	1.90%	(7.89%)		to	(9.13%)
2014	52,597	$4.03	to	$1.40	$154,239	0.62%	0.55%	to	1.90%	0.02%		to	(1.32%)
2013	58,978	$4.02	to	$1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
2012	64,149	$2.97	to	$1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%		to	6.72	%(6)
Temp Global Bond, Cl 2
2016	33,736	$0.97	to	$0.92	$32,181	—	0.55%	to	1.90%	2.38%		to	1.00%
2015	37,383	$0.95	to	$0.91	$34,993	7.87%	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2014	34,706	$0.99	to	$0.97	$34,290	4.82%	0.55%	to	1.90%	1.27%		to	(0.08%)
2013	18,987	$0.98	to	$0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97	%)(7)	to	(2.86	%)(7)
GS VIT Mid Cap Val, Inst
2016	37,325	$4.79	to	$3.19	$164,127	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
2015	46,292	$4.24	to	$2.84	$181,065	0.37%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	55,341	$4.69	to	$3.16	$240,680	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	66,581	$4.15	to	$2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	79,577	$3.14	to	$2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%		to	17.05%
GS VIT Multi-Strategy Alt, Advisor
2016	5,049	$0.91	to	$0.88	$4,563	0.78%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	4,494	$0.92	to	$0.90	$4,093	2.74%	0.55%	to	1.90%	(5.41%)		to	(6.69%)
2014	1,081	$0.97	to	$0.96	$1,046	3.87%	0.55%	to	1.90%	(3.09	%)(10)	to	(3.75	%)(10)
GS VIT U.S. Eq Insights, Inst
2016	61,378	$2.00	to	$1.74	$118,004	1.25%	0.55%	to	1.45%	10.13%		to	9.14%
2015	74,052	$1.81	to	$1.59	$129,548	1.28%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	87,017	$1.82	to	$1.62	$153,518	1.36%	0.55%	to	1.45%	15.73%		to	14.69%
2013	102,618	$1.57	to	$1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%
2012	120,009	$1.15	to	$1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%		to	12.81%

112	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2016	31,728	$1.53	to	$1.47	$47,938	—	0.55%	to	1.45%	1.46%		to	0.55%
2015	39,289	$1.51	to	$1.46	$58,685	—	0.55%	to	1.45%	4.18%		to	3.24%
2014	47,631	$1.45	to	$1.42	$68,518	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	65,491	$1.35	to	$1.33	$87,849	0.25%	0.55%	to	1.45%	39.03%		to	37.78%
2012	81,028	$0.97	to	$0.96	$78,411	—	0.55%	to	1.45%	(3.04	%)(5)	to	(3.63	%)(5)
Invesco VI Bal Risk Alloc, Ser II
2016	39,732	$1.09	to	$1.04	$42,960	0.20%	0.55%	to	1.90%	10.91%		to	9.42%
2015	36,247	$0.99	to	$0.95	$35,265	3.99%	0.55%	to	1.90%	(4.92%)		to	(6.19%)
2014	33,181	$1.04	to	$1.01	$34,121	—	0.55%	to	1.90%	5.13%		to	3.72%
2013	22,155	$0.99	to	$0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07	%)(7)	to	(2.97	%)(7)
Invesco VI Comstock, Ser II
2016	71,705	$2.30	to	$1.72	$151,865	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	87,866	$1.97	to	$1.49	$160,796	1.62%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	103,549	$2.12	to	$1.62	$204,223	1.04%	0.55%	to	1.45%	8.50%		to	7.53%
2013	129,043	$1.95	to	$1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
2012	152,620	$1.45	to	$1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
Invesco VI Div Divd, Ser I
2016	20,872	$1.84	to	$1.77	$37,763	1.39%	0.55%	to	1.20%	14.18%		to	13.45%
2015	17,059	$1.61	to	$1.56	$27,126	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	17,809	$1.59	to	$1.55	$27,986	1.73%	0.55%	to	1.20%	12.21%		to	11.48%
2013	17,643	$1.42	to	$1.39	$24,786	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	14,935	$1.09	to	$1.07	$16,144	2.14%	0.55%	to	1.20%	18.07%		to	17.31%
Invesco VI Global Hlth, Ser II
2016	24,438	$1.96	to	$1.89	$47,482	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	32,923	$2.23	to	$2.17	$72,933	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	26,593	$2.18	to	$2.14	$57,779	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	24,135	$1.84	to	$1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
2012	20,624	$1.32	to	$1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
Invesco VI Intl Gro, Ser II
2016	49,469	$1.67	to	$1.36	$77,046	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	58,758	$1.69	to	$1.39	$92,917	1.29%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	61,027	$1.75	to	$1.45	$99,984	1.40%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	60,999	$1.76	to	$1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	67,388	$1.49	to	$1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
Invesco VI Mid Cap Gro, Ser I
2016	13,515	$1.45	to	$1.40	$19,357	—	0.55%	to	1.20%	0.20%		to	(0.44%)
2015	10,875	$1.44	to	$1.41	$15,598	—	0.55%	to	1.20%	0.65%		to	0.00%
2014	11,513	$1.43	to	$1.41	$16,457	—	0.55%	to	1.20%	7.44%		to	6.75%
2013	13,176	$1.33	to	$1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
2012	15,401	$0.98	to	$0.97	$15,114	—	0.55%	to	1.20%	(2.09	%)(5)	to	(2.52	%)(5)
Invesco VI Tech, Ser I
2016	14,718	$1.36	to	$1.44	$19,521	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
2015	18,874	$1.38	to	$1.47	$25,375	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	20,096	$1.29	to	$1.39	$25,483	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	24,113	$1.17	to	$1.27	$27,716	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	27,742	$0.94	to	$1.03	$25,702	—	0.55%	to	1.20%	10.67%		to	9.95%
Ivy VIP Asset Strategy
2016	18,669	$1.00	to	$0.95	$18,610	0.59%	0.55%	to	1.90%	(3.10%)		to	(4.40%)
2015	31,994	$1.04	to	$1.00	$33,022	0.37%	0.55%	to	1.90%	(8.85%)		to	(10.08%)
2014	39,684	$1.14	to	$1.11	$45,106	0.50%	0.55%	to	1.90%	(5.78%)		to	(7.05%)
2013	23,002	$1.21	to	$1.19	$27,766	0.14%	0.55%	to	1.90%	18.29	%(7)	to	17.22	%(7)
Janus Aspen Flex Bond, Serv
2016	52,385	$1.04	to	$0.99	$53,508	2.53%	0.55%	to	1.90%	1.66%		to	0.30%
2015	39,412	$1.02	to	$0.98	$39,813	2.18%	0.55%	to	1.90%	(0.61%)		to	(1.94%)
2014	18,510	$1.03	to	$1.00	$18,938	3.54%	0.55%	to	1.90%	4.12%		to	2.73%
2013	7,094	$0.99	to	$0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97	%)(7)	to	(2.85	%)(7)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	113

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Gbl Alloc Mod, Serv
2016	5,837	$1.21	to	$1.14	$6,951	1.05%	0.55%	to	1.90%	2.39%		to	1.02%
2015	8,904	$1.18	to	$1.13	$10,556	0.76%	0.55%	to	1.90%	(2.89%)		to	(4.21%)
2014	9,003	$1.22	to	$1.17	$11,071	2.88%	0.55%	to	1.90%	2.65%		to	1.27%
2013	7,765	$1.19	to	$1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
2012	439	$1.04	to	$1.03	$457	3.67%	0.55%	to	1.90%	3.40	%(6)	to	2.47	%(6)
Janus Aspen Global Tech, Serv
2016	18,360	$1.05	to	$2.43	$18,891	0.09%	0.55%	to	1.20%	13.23%		to	12.50%
2015	21,049	$0.93	to	$2.16	$19,200	—	0.55%	to	1.20%	4.07%		to	3.40%
2014	21,328	$0.89	to	$2.09	$18,713	—	0.55%	to	1.20%	8.75%		to	8.04%
2013	24,493	$0.82	to	$1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
2012	28,136	$0.61	to	$1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
Janus Aspen Res, Serv
2016	28,456	$1.63	to	$1.44	$44,874	0.38%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	33,433	$1.63	to	$1.46	$53,075	0.46%	0.55%	to	1.90%	4.50%		to	3.10%
2014	34,514	$1.56	to	$1.42	$52,555	0.22%	0.55%	to	1.90%	12.12%		to	10.62%
2013	43,430	$1.39	to	$1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
2012	53,422	$1.08	to	$1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98	%(6)
Janus Aspen Overseas, Serv
2016	20,913	$1.15	to	$1.84	$23,412	4.67%	0.55%	to	1.20%	(7.22%)		to	(7.82%)
2015	24,946	$1.24	to	$2.00	$30,219	0.50%	0.55%	to	1.20%	(9.30%)		to	(9.89%)
2014	30,009	$1.37	to	$2.22	$40,254	2.97%	0.55%	to	1.20%	(12.58%)		to	(13.15%)
2013	37,895	$1.57	to	$2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%
2012	50,322	$1.38	to	$2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
Lazard Ret Global Dyn MA, Serv
2016	12,934	$1.17	to	$1.11	$14,857	0.21%	0.55%	to	1.90%	2.74%		to	1.36%
2015	16,048	$1.14	to	$1.10	$18,042	—	0.55%	to	1.90%	(0.99%)		to	(2.31%)
2014	14,706	$1.15	to	$1.12	$16,769	0.73%	0.55%	to	1.90%	2.14%		to	0.77%
2013	5,187	$1.13	to	$1.12	$5,820	1.27%	0.55%	to	1.90%	10.55	%(7)	to	9.56	%(7)
MFS Mass Inv Gro Stock, Serv Cl
2016	58,861	$1.03	to	$1.01	$60,486	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	67,425	$0.98	to	$0.97	$66,042	0.60%	0.55%	to	1.45%	(2.04	%)(11)	to	(2.71	%)(11)
MFS New Dis, Serv Cl
2016	16,734	$1.97	to	$2.11	$31,851	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	20,210	$1.82	to	$1.97	$35,640	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	24,112	$1.87	to	$2.03	$43,814	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	32,602	$2.03	to	$2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	37,452	$1.44	to	$1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
MFS Utilities, Serv Cl
2016	70,057	$3.15	to	$1.27	$182,085	3.65%	0.55%	to	1.90%	10.63%		to	9.15%
2015	79,768	$2.85	to	$1.16	$190,029	3.91%	0.55%	to	1.90%	(15.22%)		to	(16.37%)
2014	96,240	$3.36	to	$1.39	$273,800	1.93%	0.55%	to	1.90%	11.85%		to	10.35%
2013	99,559	$3.00	to	$1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%
2012	108,853	$2.51	to	$1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78	%(6)
MS VIF Global Real Est, Cl II
2016	32,431	$1.42	to	$1.35	$45,178	1.36%	0.55%	to	1.45%	2.56%		to	1.64%
2015	38,954	$1.38	to	$1.33	$53,052	2.29%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	44,945	$1.41	to	$1.37	$62,633	0.72%	0.55%	to	1.45%	13.23%		to	12.21%
2013	51,115	$1.25	to	$1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	53,625	$1.22	to	$1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
MS VIF Mid Cap Gro, Cl II
2016	16,090	$1.54	to	$1.03	$24,689	—	0.55%	to	1.90%	(9.34%)		to	(10.56%)
2015	20,715	$1.70	to	$1.15	$35,167	—	0.55%	to	1.90%	(6.50%)		to	(7.76%)
2014	24,645	$1.81	to	$1.24	$44,824	—	0.55%	to	1.90%	1.28%		to	(0.07%)
2013	27,537	$1.79	to	$1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
2012	33,274	$1.31	to	$0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99	%)(6)

114	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
NB AMT US Eq Index PW Strat, Cl S
2016	3,376	$0.92	to	$0.89	$3,072	—	0.55%	to	1.90%	(1.19%)		to	(2.51%)
2015	3,673	$0.93	to	$0.91	$3,400	—	0.55%	to	1.90%	(5.58%)		to	(6.85%)
2014	1,106	$0.99	to	$0.98	$1,091	—	0.55%	to	1.90%	(1.46	%)(10)	to	(2.13	%)(10)
NB AMT Intl Eq, Cl S
2016	12,747	$1.06	to	$1.08	$13,664	0.62%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	14,559	$1.09	to	$1.12	$16,013	0.91%	0.55%	to	1.45%	0.97%		to	0.07%
2014	16,273	$1.07	to	$1.12	$17,812	0.34%	0.55%	to	1.45%	(3.80%)		to	(4.67%)
2013	17,639	$1.12	to	$1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
2012	18,401	$0.95	to	$1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
Oppen Global VA, Serv
2016	51,397	$2.20	to	$1.34	$97,849	0.78%	0.55%	to	1.90%	(0.70%)		to	(2.03%)
2015	60,235	$2.21	to	$1.36	$116,212	1.05%	0.55%	to	1.90%	3.10%		to	1.72%
2014	58,005	$2.15	to	$1.34	$109,803	0.87%	0.55%	to	1.90%	1.50%		to	0.14%
2013	60,950	$2.12	to	$1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
2012	61,187	$1.67	to	$1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88	%(6)
Oppen Global Strategic Inc VA, Srv
2016	217,796	$1.69	to	$0.97	$344,745	4.63%	0.55%	to	1.90%	5.68%		to	4.27%
2015	270,283	$1.60	to	$0.93	$407,154	5.49%	0.55%	to	1.90%	(3.03%)		to	(4.32%)
2014	327,695	$1.65	to	$0.97	$511,410	3.88%	0.55%	to	1.90%	1.93%		to	0.56%
2013	410,573	$1.62	to	$0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%)		to	(4.44	%)(7)
2012	528,177	$1.63	to	$1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
Oppen Main St Sm Cap VA, Serv
2016	38,137	$2.79	to	$1.65	$91,572	0.25%	0.55%	to	1.90%	17.03%		to	15.46%
2015	41,600	$2.39	to	$1.43	$86,026	0.64%	0.55%	to	1.90%	(6.61%)		to	(7.86%)
2014	41,092	$2.55	to	$1.55	$91,690	0.64%	0.55%	to	1.90%	11.04%		to	9.55%
2013	42,438	$2.30	to	$1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
2012	42,432	$1.64	to	$1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26	%(6)
PIMCO VIT All Asset, Advisor Cl
2016	64,890	$1.49	to	$1.02	$93,646	2.43%	0.55%	to	1.90%	12.29%		to	10.77%
2015	80,431	$1.33	to	$0.92	$103,895	2.91%	0.55%	to	1.90%	(9.69%)		to	(10.89%)
2014	116,223	$1.47	to	$1.04	$166,593	4.79%	0.55%	to	1.90%	(0.10%)		to	(1.43%)
2013	154,508	$1.47	to	$1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%)		to	(1.79%)
2012	205,043	$1.48	to	$1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10	%(6)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2016	4,276	$1.01	to	$0.95	$4,210	2.34%	0.55%	to	1.90%	3.35%		to	1.98%
2015	4,724	$0.98	to	$0.93	$4,525	1.76%	0.55%	to	1.90%	(0.81%)		to	(2.14%)
2014	4,088	$0.99	to	$0.95	$3,971	2.32%	0.55%	to	1.90%	4.00%		to	2.62%
2013	5,310	$0.95	to	$0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%)		to	(9.65%)
2012	3,251	$1.03	to	$1.02	$3,355	4.05%	0.55%	to	1.90%	2.90	%(6)	to	1.99	%(6)
PIMCO VIT Tot Return, Advisor Cl
2016	18,986	$1.02	to	$0.97	$18,973	1.98%	0.55%	to	1.90%	2.01%		to	0.65%
2015	14,009	$1.00	to	$0.96	$13,796	4.90%	0.55%	to	1.90%	(0.54%)		to	(1.88%)
2014	11,275	$1.00	to	$0.98	$11,228	2.55%	0.55%	to	1.90%	3.95%		to	2.56%
2013	8,192	$0.96	to	$0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98	%)(7)	to	(4.86	%)(7)
Put VT Global Hlth Care, Cl IB
2016	11,746	$2.36	to	$2.23	$26,703	—	0.55%	to	1.20%	(11.84%)		to	(12.41%)
2015	14,959	$2.68	to	$2.54	$38,672	7.52%	0.55%	to	1.20%	7.20%		to	6.50%
2014	12,806	$2.50	to	$2.39	$30,988	9.14%	0.55%	to	1.20%	26.94%		to	26.12%
2013	12,940	$1.97	to	$1.89	$24,737	1.09%	0.55%	to	1.20%	40.89%		to	39.98%
2012	13,599	$1.40	to	$1.35	$18,504	1.32%	0.55%	to	1.20%	21.60%		to	20.81%
Put VT Intl Eq, Cl IB
2016	9,846	$1.53	to	$1.53	$14,585	3.53%	0.55%	to	1.20%	(2.99%)		to	(3.61%)
2015	11,782	$1.58	to	$1.58	$18,040	1.17%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2014	12,170	$1.59	to	$1.60	$18,773	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	13,264	$1.71	to	$1.74	$22,120	1.47%	0.55%	to	1.20%	27.37%		to	26.54%
2012	16,000	$1.34	to	$1.37	$21,002	2.29%	0.55%	to	1.20%	21.25%		to	20.46%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	115

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Multi-Cap Gro, Cl IB
2016	12,838	$2.02	to	$1.94	$25,512	0.72%	0.55%	to	1.20%	7.20%		to	6.51%
2015	14,936	$1.88	to	$1.82	$27,762	1.69%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	16,591	$1.90	to	$1.85	$31,237	0.31%	0.55%	to	1.20%	12.87%		to	12.13%
2013	17,501	$1.68	to	$1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
2012	19,953	$1.24	to	$1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
VanEck VIP Global Gold, Cl S
2016	14,214	$0.80	to	$0.76	$11,190	0.32%	0.55%	to	1.90%	47.13%		to	45.16%
2015	10,176	$0.54	to	$0.52	$5,450	—	0.55%	to	1.90%	(24.57%)		to	(25.58%)
2014	7,540	$0.72	to	$0.70	$5,379	0.30%	0.55%	to	1.90%	(6.56%)		to	(7.80%)
2013	4,276	$0.77	to	$0.76	$3,278	—	0.55%	to	1.90%	(23.15	%)(7)	to	(23.84	%)(7)
VP Aggr, Cl 2
2016	694,293	$1.61	to	$1.27	$1,085,154	—	0.55%	to	1.90%	5.33%		to	3.92%
2015	767,605	$1.52	to	$1.22	$1,143,770	—	0.55%	to	1.90%	(1.30%)		to	(2.63%)
2014	777,550	$1.54	to	$1.25	$1,178,719	—	0.55%	to	1.90%	4.95%		to	3.54%
2013	808,546	$1.47	to	$1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
2012	697,180	$1.23	to	$1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93	%(6)
VP Aggr, Cl 4
2016	554,043	$1.61	to	$1.51	$870,142	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	678,201	$1.53	to	$1.45	$1,014,551	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	756,649	$1.55	to	$1.48	$1,150,971	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	1,115,592	$1.47	to	$1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	1,224,668	$1.23	to	$1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
VP AQR Man Fut Strategy, Cl 2
2016	23,589	$1.02	to	$0.97	$23,575	5.39%	0.55%	to	1.90%	(9.58%)		to	(10.79%)
2015	19,615	$1.12	to	$1.08	$21,773	16.65%	0.55%	to	1.90%	(0.64%)		to	(1.97%)
2014	10,018	$1.13	to	$1.10	$11,249	1.34%	0.55%	to	1.90%	9.39%		to	7.94%
2013	6,520	$1.03	to	$1.02	$6,718	2.34%	0.55%	to	1.90%	1.48	%(7)	to	0.56	%(7)
VP BR Gl Infl Prot Sec, Cl 3
2016	68,397	$1.53	to	$1.36	$100,365	—	0.55%	to	1.45%	7.90%		to	6.93%
2015	81,588	$1.42	to	$1.28	$111,255	37.01%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	98,503	$1.45	to	$1.31	$137,566	—	0.55%	to	1.45%	8.00%		to	7.02%
2013	126,607	$1.34	to	$1.23	$164,451	—	0.55%	to	1.45%	(6.00%)		to	(6.85%)
2012	180,662	$1.43	to	$1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
VP Conserv, Cl 2
2016	420,989	$1.25	to	$1.05	$507,922	—	0.55%	to	1.90%	2.87%		to	1.49%
2015	404,404	$1.21	to	$1.04	$476,634	—	0.55%	to	1.90%	(0.71%)		to	(2.04%)
2014	446,223	$1.22	to	$1.06	$532,392	—	0.55%	to	1.90%	3.67%		to	2.28%
2013	586,903	$1.18	to	$1.04	$678,882	—	0.55%	to	1.90%	2.61%		to	1.23%
2012	852,752	$1.15	to	$1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79	%(6)
VP Conserv, Cl 4
2016	557,147	$1.25	to	$1.17	$675,846	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	573,235	$1.21	to	$1.15	$678,617	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	671,729	$1.22	to	$1.17	$804,077	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	969,662	$1.18	to	$1.14	$1,123,646	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	1,687,368	$1.15	to	$1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
VP Lazard Intl Eq Adv, Cl 2
2016	5,026	$1.04	to	$0.99	$5,115	1.88%	0.55%	to	1.90%	3.30%		to	1.92%
2015	3,225	$1.00	to	$0.97	$3,199	2.78%	0.55%	to	1.90%	(4.24%)		to	(5.52%)
2014	2,061	$1.05	to	$1.02	$2,144	2.48%	0.55%	to	1.90%	(0.74%)		to	(2.07%)
2013	777	$1.05	to	$1.04	$818	1.03%	0.55%	to	1.90%	5.50	%(8)	to	4.54	%(8)
VP Loomis Sayles Gro, Cl 1
2016	120,408	$1.06	to	$1.05	$127,611	—	0.55%	to	1.45%	5.14	%(12)	to	4.51	%(12)
VP MFS Blended Res Core Eq, Cl 3
2016	20,722	$1.63	to	$1.52	$32,885	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	24,829	$1.50	to	$1.41	$36,243	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	28,527	$1.50	to	$1.42	$41,817	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	34,820	$1.35	to	$1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	39,258	$1.06	to	$1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%

116	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 2
2016	4,720,820	$1.44	to	$1.16	$6,581,507	—	0.55%	to	1.90%	4.06%		to	2.67%
2015	4,872,680	$1.38	to	$1.13	$6,556,989	—	0.55%	to	1.90%	(1.10%)		to	(2.43%)
2014	5,028,711	$1.40	to	$1.16	$6,873,036	—	0.55%	to	1.90%	4.49%		to	3.09%
2013	5,282,492	$1.34	to	$1.12	$6,941,783	—	0.55%	to	1.90%	10.75%		to	9.26%
2012	5,088,616	$1.21	to	$1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25	%(6)
VP Mod, Cl 4
2016	6,377,730	$1.44	to	$1.35	$8,937,621	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	7,222,346	$1.38	to	$1.31	$9,765,609	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	7,922,040	$1.40	to	$1.34	$10,873,224	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	8,850,388	$1.34	to	$1.29	$11,671,060	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	9,162,518	$1.21	to	$1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
VP Mod Aggr, Cl 2
2016	2,427,281	$1.52	to	$1.21	$3,592,456	—	0.55%	to	1.90%	4.69%		to	3.29%
2015	2,674,127	$1.45	to	$1.17	$3,797,681	—	0.55%	to	1.90%	(1.27%)		to	(2.59%)
2014	2,793,304	$1.47	to	$1.20	$4,035,594	—	0.55%	to	1.90%	4.57%		to	3.17%
2013	3,023,702	$1.41	to	$1.16	$4,195,297	—	0.55%	to	1.90%	15.44%		to	13.89%
2012	2,775,343	$1.22	to	$1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94	%(6)
VP Mod Aggr, Cl 4
2016	2,083,794	$1.52	to	$1.43	$3,098,935	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	2,538,648	$1.46	to	$1.38	$3,620,415	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	2,876,781	$1.48	to	$1.41	$4,173,366	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	4,272,587	$1.41	to	$1.36	$5,945,143	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	4,925,651	$1.22	to	$1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
VP Mod Conserv, Cl 2
2016	1,050,146	$1.34	to	$1.10	$1,362,169	—	0.55%	to	1.90%	3.40%		to	2.01%
2015	1,080,404	$1.29	to	$1.08	$1,362,065	—	0.55%	to	1.90%	(0.77%)		to	(2.10%)
2014	1,171,936	$1.30	to	$1.10	$1,495,793	—	0.55%	to	1.90%	4.20%		to	2.80%
2013	1,384,885	$1.25	to	$1.07	$1,704,963	—	0.55%	to	1.90%	6.54%		to	5.11%
2012	1,698,010	$1.18	to	$1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81	%(6)
VP Mod Conserv, Cl 4
2016	1,410,424	$1.34	to	$1.26	$1,841,117	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	1,588,850	$1.30	to	$1.23	$2,012,896	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	1,869,994	$1.31	to	$1.25	$2,399,263	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	2,377,982	$1.26	to	$1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	3,133,836	$1.18	to	$1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
VP Multi-Mgr Div Inc, Cl 2
2016	4,136	$1.05	to	$1.02	$4,308	3.23%	0.55%	to	1.90%	7.93%		to	6.48%
2015	2,324	$0.98	to	$0.96	$2,253	3.46%	0.55%	to	1.90%	(1.45%)		to	(2.77%)
2014	699	$0.99	to	$0.98	$692	1.80%	0.55%	to	1.90%	(0.94	%)(10)	to	(1.61	%)(10)
VP Multi-Mgr Int Rate Adapt, Cl 2
2016	4,116	$1.02	to	$0.99	$4,166	2.99%	0.55%	to	1.90%	5.30%		to	3.90%
2015	2,940	$0.97	to	$0.95	$2,838	4.03%	0.55%	to	1.90%	(2.02%)		to	(3.33%)
2014	846	$0.99	to	$0.99	$838	1.62%	0.55%	to	1.90%	(0.83	%)(10)	to	(1.50	%)(10)
VP Ptnrs Sm Cap Val, Cl 3
2016	32,428	$3.42	to	$1.82	$95,187	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	38,518	$2.74	to	$1.47	$91,180	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	45,329	$3.04	to	$1.65	$119,932	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	56,024	$2.99	to	$1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	69,566	$2.23	to	$1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
VP Vty Sycamore Estb Val, Cl 3
2016	11,633	$2.76	to	$2.14	$29,150	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	9,984	$2.30	to	$1.80	$20,942	—	0.55%	to	1.45%	(0.39%)		to	(1.28%)
2014	8,567	$2.31	to	$1.82	$18,196	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	9,378	$2.07	to	$1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	9,680	$1.53	to	$1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	117

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP WF Short Duration Govt, Cl 2
2016	19,199	$1.00	to	$0.93	$19,002	0.71%	0.55%	to	1.90%	0.24%		to	(1.11%)
2015	11,657	$1.00	to	$0.95	$11,544	0.71%	0.55%	to	1.90%	(0.47%)		to	(1.81%)
2014	5,405	$1.00	to	$0.96	$5,398	0.16%	0.55%	to	1.90%	(0.08	%)(10)	to	(1.18%)
2013	2,182	$1.00	to	$0.97	$2,186	0.62%	0.60%	to	1.90%	(1.07%)		to	(2.36%)
2012	1,916	$1.01	to	$1.00	$1,952	1.03%	0.60%	to	1.90%	0.47	%(6)	to	(0.41	%)(6)
Wanger Intl
2016	78,620	$3.10	to	$1.52	$195,758	1.13%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	94,010	$3.16	to	$1.56	$241,040	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	107,941	$3.17	to	$1.58	$280,176	1.41%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	123,922	$3.34	to	$1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
2012	137,801	$2.74	to	$1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%		to	19.80%
Wanger USA
2016	87,712	$3.71	to	$1.91	$269,942	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	105,481	$3.28	to	$1.70	$289,513	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	121,749	$3.32	to	$1.74	$341,048	0.00%	0.55%	to	1.45%	4.21%		to	3.27%
2013	144,422	$3.19	to	$1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	166,631	$2.40	to	$1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
WF VT Index Asset Alloc, Cl 2
2016	12,593	$2.26	to	$2.17	$27,911	0.89%	0.55%	to	1.20%	7.09%		to	6.39%
2015	13,760	$2.11	to	$2.04	$28,356	1.03%	0.55%	to	1.20%	0.70%		to	0.04%
2014	15,061	$2.10	to	$2.03	$30,814	1.53%	0.55%	to	1.20%	17.41%		to	16.65%
2013	16,691	$1.79	to	$1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
2012	19,665	$1.50	to	$1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%		to	11.68%
WF VT Intl Eq, Cl 2
2016	24,730	$1.62	to	$1.07	$34,690	2.82%	0.55%	to	1.45%	2.73%		to	1.81%
2015	30,265	$1.58	to	$1.05	$41,543	3.97%	0.55%	to	1.45%	1.24%		to	0.33%
2014	29,780	$1.56	to	$1.05	$40,733	2.68%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	33,222	$1.66	to	$1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
2012	40,040	$1.39	to	$0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%		to	11.84%
WF VT Opp, Cl 2
2016	23,575	$2.61	to	$1.47	$54,889	2.04%	0.55%	to	1.90%	11.61%		to	10.12%
2015	27,542	$2.34	to	$1.33	$57,752	0.13%	0.55%	to	1.90%	(3.62%)		to	(4.90%)
2014	30,483	$2.42	to	$1.40	$66,811	0.06%	0.55%	to	1.90%	9.82%		to	8.35%
2013	36,218	$2.21	to	$1.29	$72,778	0.20%	0.55%	to	1.90%	29.96%		to	28.22%
2012	42,608	$1.70	to	$1.01	$66,547	0.09%	0.55%	to	1.90%	14.89%		to	1.20	%(6)
WF VT Sm Cap Gro, Cl 2
2016	28,341	$2.32	to	$1.33	$61,652	—	0.55%	to	1.90%	7.16%		to	5.73%
2015	33,099	$2.16	to	$1.26	$67,685	—	0.55%	to	1.90%	(3.42%)		to	(4.71%)
2014	32,243	$2.24	to	$1.32	$68,710	—	0.55%	to	1.90%	(2.42%)		to	(3.72%)
2013	38,552	$2.29	to	$1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
2012	42,724	$1.54	to	$0.93	$63,274	—	0.55%	to	1.90%	7.28%		to	(7.05	%)(6)
WA Var Global Hi Yd Bond, Cl II
2016	6,019	$1.07	to	$1.02	$6,315	5.94%	0.55%	to	1.90%	14.73%		to	13.20%
2015	6,145	$0.93	to	$0.90	$5,648	5.80%	0.55%	to	1.90%	(6.59%)		to	(7.85%)
2014	6,037	$1.00	to	$0.97	$5,973	8.19%	0.55%	to	1.90%	(2.05%)		to	(3.36%)
2013	3,009	$1.02	to	$1.01	$3,051	16.72%	0.55%	to	1.90%	1.04	%(7)	to	0.13	%(7)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to

118	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT

maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on April 27, 2012.
(6)	New subaccount operations commenced on April 30, 2012.
(7)	New subaccount operations commenced on April 29, 2013.
(8)	New subaccount operations commenced on April 30, 2013.
(9)	New subaccount operations commenced on Nov. 18, 2013.
(10)	New subaccount operations commenced on June 30, 2014.
(11)	New subaccount operations commenced on March 27, 2015.
(12)	New subaccount operations commenced on April 29, 2016.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY – BAND 3 – 2016 ANNUAL REPORT	119

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2016 and December 31, 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 23, 2017

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2016	2015(1)
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2016, $21,464; 2015, $20,886)	$22,682	$21,772
Common stocks, at fair value (cost: 2016, $4; 2015, $2)	10	7
Mortgage loans, at amortized cost (less allowance for loan losses: 2016 and 2015, $19)	2,874	3,211
Policy loans	830	823
Other investments	998	998
Total investments	27,394	26,811
Cash and cash equivalents	323	370
Reinsurance recoverables	2,623	2,415
Other receivables	262	255
Accrued investment income	237	244
Deferred acquisition costs	2,611	2,693
Other assets	4,305	4,583
Separate account assets	76,298	76,004
Total assets	$114,053	$113,375

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,514	$29,029
Short-term borrowings	200	200
Other liabilities	4,253	4,103
Separate account liabilities	76,298	76,004
Total liabilities	110,265	109,336
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,465
Retained earnings	862	1,176
Accumulated other comprehensive income, net of tax	457	395
Total shareholder’s equity	3,788	4,039
Total liabilities and shareholder’s equity	$114,053	$113,375

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years ended December 31,	2016	2015	2014
Revenues
Premiums	$417	$406	$423
Net investment income	1,128	1,218	1,294
Policy and contract charges	1,984	1,880	1,821
Other revenues	406	422	390
Net realized investment gains	26	4	38
Total revenues	3,961	3,930	3,966

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,611	1,213	1,046
Interest credited to fixed accounts	623	668	713
Amortization of deferred acquisition costs	334	273	293
Other insurance and operating expenses	683	736	740
Total benefits and expenses	3,251	2,890	2,792
Pretax income	710	1,040	1,174
Income tax provision	24	145	209
Net income	$686	$895	$965

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$(8)	$(6)
Portion of loss recognized in other comprehensive income (before taxes)	—	1	1
Net impairment losses recognized in net realized investment gains	$—	$(7)	$(5)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years ended December 31,	2016	2015	2014

Net income	$686	$895	$965
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	58	(338)	74
Net unrealized gains on derivatives	4	4	5
Total other comprehensive income (loss), net of tax	62	(334)	79
Total comprehensive income	$748	$561	$1,044

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2014(1)	$3	$2,463	$1,016	$650	$4,132
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)

Balances at December 31, 2014 (1)	3	2,464	1,081	729	4,277
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive loss, net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2015 (1)	3	2,465	1,176	395	4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income, net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)
Balances at December 31, 2016	$3	$2,466	$862	$457	$3,788

(1)	Prior period retained earnings have been restated. See Note 1 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years ended December 31,	2016	2015	2014
Cash Flows from Operating Activities
Net income	$686	$895	$965
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	40	18	8
Deferred income tax expense (benefit)	5	(91)	209
Contractholder and policyholder charges, non-cash	(348)	(334)	(329)
Loss from equity method investments	53	18	24
Net realized investment gains	(30)	(13)	(45)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	4	9	7
Changes in operating assets and liabilities:
Deferred acquisition costs	55	(2)	33
Policyholder account balances, future policy benefits and claims, net	338	703	1,375
Derivatives, net of collateral	93	69	(894)
Reinsurance recoverables	(212)	(132)	(107)
Other receivables	(12)	(9)	(4)
Accrued investment income	7	11	20
Other, net	188	407	(357)
Net cash provided by operating activities	867	1,549	905

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	297	158	309
Maturities, sinking fund payments and calls	2,318	2,589	2,848
Purchases	(3,174)	(2,279)	(1,589)
Proceeds from sales, maturities and repayments of mortgage loans	783	618	562
Funding of mortgage loans	(433)	(523)	(523)
Proceeds from sales and collections of other investments	156	115	140
Purchase of other investments	(164)	(158)	(304)
Purchase of land, buildings, equipment and software	(9)	(11)	(8)
Change in policy loans, net	(7)	(18)	(32)
Advance on line of credit to Ameriprise Financial, Inc.	—	—	(15)
Repayment from Ameriprise Financial, Inc. on line of credit	—	—	15
Other, net	82	4	5
Net cash provided by (used in) investing activities	(151)	495	1,408

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,086	2,061	2,042
Net transfers from (to) separate accounts	127	(171)	(216)
Surrenders and other benefits	(1,932)	(2,714)	(2,440)
Change in short-term borrowings, net	(1)	(1)	(301)
Proceeds from line of credit with Ameriprise Financial, Inc.	22	6	56
Payments on line of credit with Ameriprise Financial, Inc.	(22)	(6)	(206)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	276	16	13
Cash paid for purchased options with deferred premiums	(320)	(373)	(399)
Cash dividends to Ameriprise Financial, Inc.	(1,000)	(800)	(900)
Net cash used in financing activities	(763)	(1,981)	(2,350)
Net increase (decrease) in cash and cash equivalents	(47)	63	(37)
Cash and cash equivalents at beginning of period	370	307	344
Cash and cash equivalents at end of period	$323	$370	$307

Supplemental Disclosures:
Income taxes paid (received), net	$(120)	$(57)	$471
Interest paid on borrowings	1	1	1
Non-cash investing activity:
Partnership commitments not yet remitted	108	45	38

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

In the fourth quarter of 2016, the Company corrected the accrual of commission expense for periods prior to 2013 for certain insurance and annuity products. The balance sheet as of December 31, 2015 has been revised to reflect the immaterial impact of the correction which increased deferred acquisition costs (“DAC”) by $5 million, other assets by $15 million, other liabilities by $46 million, and decreased retained earnings by $26 million. The impact to prior period financial statements was not material.

In the third quarter of 2016, the Company recorded a $29 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization assumption. The impact to prior period financial statements was not material.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Effective January 1, 2016, the Company adopted ASU 2015-02 — Consolidation: Amendments to the Consolidation Analysis (“ASU 2015-02”) using the modified retrospective approach. See Note 3 for additional information on the adoption impact.

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company

Pre-adoption of ASU 2015-02

A VIE that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

Post-adoption of ASU 2015-02

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The updated guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative

RiverSource Life Insurance Company

instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

RiverSource Life Insurance Company

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in

RiverSource Life Insurance Company

an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2016 and 2015, land, buildings, equipment and software were $148 million and $153 million, respectively, net of accumulated depreciation of $144 million and $129 million, respectively. Depreciation and amortization expense for the years ended December 31, 2016, 2015 and 2014 was $14 million, $15 million and $15 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements

RiverSource Life Insurance Company

of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

RiverSource Life Insurance Company

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. Prior to the third quarter of 2016, these assumptions were management’s best estimate from previous loss recognition and thus no longer provided for adverse deviations in experience. In the third quarter of 2016, premium deficiency testing of LTC resulted in further loss recognition and the impairment of all LTC DAC.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, EIA and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, EIA and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or

RiverSource Life Insurance Company

secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for both EIA products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions. See Note 10 for information regarding the variable annuity guarantees.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets and the estimate of the Company’s current nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on

RiverSource Life Insurance Company

established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

RiverSource Life Insurance Company

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures about the nature and risks of the investments to investments for which the entity elected to measure the fair value using the practical expedient rather than all investments that are eligible for the NAV practical expedient. The standard is effective for interim and annual periods beginning after December 15, 2015. The Company adopted the standard on January 1, 2016 on a retrospective basis to all periods presented. There was no impact of the standard to the Company’s consolidated financial condition or results of operations.

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds from the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. The Company adopted the standard on January 1, 2016 using the modified retrospective approach. There was no impact of the standard to the Company’s consolidated financial condition or results of operations.

Future Adoption of New Accounting Standards

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company is evaluating include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company will early adopt the standard for the interim period ending March 31, 2017 on a retrospective basis. The adoption of the standard will not have a material impact on the Company’s consolidated cash flows.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded

RiverSource Life Insurance Company

on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The update is not expected to have a material impact on the consolidated financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. Subsequent related updates provide clarification on certain revenue recognition guidance in the new standard. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company plans to adopt the revenue recognition guidance in the first quarter of 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the Company does not expect the update to have an impact on these revenues. The Company’s implementation efforts include the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The Company is reviewing certain payments received to determine whether they should be presented as revenue or as a reduction of expense. The Company does not expect a material impact to the timing of revenue recognition; however, the Company’s implementation effort to assess the impact of the standard on its consolidated financial condition, results of operations, and disclosure is still in process.

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in affordable housing partnerships is limited to the carrying value of these investments. The carrying value is reflected in other investments and was $574 million and $517 million as of December 31, 2016 and 2015, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

In addition, the Company has variable interests in partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The purpose of the partnership is to improve the properties to be sold to affordable housing developers. The Company is not the primary beneficiary and therefore does not consolidate the partnerships. The Company’s maximum exposure to loss as a result of its investment in the partnerships is limited to the carrying value of the investment, which is reflected in other investments and was $20 million as of December 31, 2016. The Company has no obligation to provide financial or other support to the partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide

RiverSource Life Insurance Company

financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2016
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,105	$1,060	$(53)	$14,112	$—
Residential mortgage backed securities	3,386	72	(43)	3,415	(4)
Commercial mortgage backed securities	2,837	58	(38)	2,857	—
State and municipal obligations	1,092	161	(24)	1,229	—
Asset backed securities	790	26	(11)	805	—
Foreign government bonds and obligations	251	17	(7)	261	—
U.S. government and agencies obligations	3	—	—	3	—
Total fixed maturities	21,464	1,394	(176)	22,682	(4)
Common stocks	4	6	—	10	3
Total	$21,468	$1,400	$(176)	$22,692	$(1)

	December 31, 2015
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,764	$891	$(281)	$14,374	$2
Residential mortgage backed securities	3,015	96	(36)	3,075	(8)
Commercial mortgage backed securities	2,081	68	(13)	2,136	—
State and municipal obligations	1,023	153	(27)	1,149	—
Asset backed securities	748	33	(5)	776	—
Foreign government bonds and obligations	217	17	(11)	223	—
U.S. government and agencies obligations	38	1	—	39	—
Total fixed maturities	20,886	1,259	(373)	21,772	(6)
Common stocks	2	5	—	7	3
Total	$20,888	$1,264	$(373)	$21,779	$(3)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2016 and 2015, investment securities with a fair value of $1.5 billion and $862 million, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $428 million and $408 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2016 and 2015, fixed maturity securities comprised approximately 83% and 81%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2016 and 2015, approximately $944 million and $1.1 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2016			December 31, 2015
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$5,671	$5,728	25%	$4,661	$4,806	22%
AA	1,013	1,177	5	1,010	1,185	5
A	3,767	4,167	19	3,749	4,101	19
BBB	9,584	10,190	45	9,964	10,278	47
Below investment grade	1,429	1,420	6	1,502	1,402	7
Total fixed maturities	$21,464	$22,682	100%	$20,886	$21,772	100%

At December 31, 2016 and 2015, approximately 40% and 47%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2016
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	114	$1,502	$(26)	33	$319	$(27)	147	$1,821	$(53)
Residential mortgage backed securities	56	1,282	(25)	56	324	(18)	112	1,606	(43)
Commercial mortgage backed securities	80	1,378	(37)	1	11	(1)	81	1,389	(38)
State and municipal obligations	18	66	(3)	2	105	(21)	20	171	(24)
Asset backed securities	23	231	(6)	12	114	(5)	35	345	(11)
Foreign government bonds and obligations	7	30	(1)	15	23	(6)	22	53	(7)
Total	298	$4,489	$(98)	119	$896	$(78)	417	$5,385	$(176)

	December 31, 2015
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	253	$3,703	$(208)	35	$300	$(73)	288	$4,003	$(281)
Residential mortgage backed securities	36	535	(7)	59	526	(29)	95	1,061	(36)
Commercial mortgage backed securities	45	568	(12)	3	33	(1)	48	601	(13)
State and municipal obligations	9	40	(1)	2	101	(26)	11	141	(27)
Asset backed securities	21	241	(5)	—	—	—	21	241	(5)
Foreign government bonds and obligations	9	39	(2)	15	27	(9)	24	66	(11)
Total	373	$5,126	$(235)	114	$987	$(138)	487	$6,113	$(373)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a tightening of corporate bond credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss) (“OCI”):

	December 31,
(in millions)	2016	2015	2014
Beginning balance	$33	$33	$54
Credit losses for which an other-than-temporary impairment was not previously recognized	—	—	1
Reductions for securities sold during the period (realized)	(12)	—	(22)
Ending balance	$21	$33	$33

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Gross realized investment gains	$29	$30	$51
Gross realized investment losses	(12)	(17)	(6)
Other-than-temporary impairments	—	(7)	(5)
Total	$17	$6	$40

Other-than-temporary impairments for the years ended December 31, 2015 and 2014 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2016 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$694	$704
Due after one year through five years	5,766	6,090
Due after five years through 10 years	4,282	4,386
Due after 10 years	3,709	4,425
	14,451	15,605
Residential mortgage backed securities	3,386	3,415
Commercial mortgage backed securities	2,837	2,857
Asset backed securities	790	805
Common stocks	4	10
Total	$21,468	$22,692

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2016	2015	2014
Fixed maturities	$997	$1,034	$1,112
Mortgage loans	149	177	183
Other investments	8	33	29
	1,154	1,244	1,324
Less: investment expenses	26	26	30
Total	$1,128	$1,218	$1,294

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Fixed maturities	$17	$6	$40
Mortgage loans	10	—	—
Other investments	(1)	(2)	(2)
Total	$26	$4	$38

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2016	2015	2014
Beginning balance	$25	$28	$28
Charge-offs	(3)	(4)	(2)
Provisions	3	1	2
Ending balance	$25	$25	$28

Individually evaluated for impairment	$2	$4	$9
Collectively evaluated for impairment	23	21	19

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2016	2015
Individually evaluated for impairment	$10	$25
Collectively evaluated for impairment	3,275	3,657
Total	$3,285	$3,682

As of December 31, 2016 and 2015, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $5 million and $12 million, respectively.

During the years ended December 31, 2016, 2015 and 2014, the Company purchased $73 million, $106 million and $180 million, respectively, and sold $250 million, $15 million and $13 million, respectively. The loans purchased consisted of syndicated loans. The loans sold during 2016 primarily consisted of residential mortgage loans, which were sold in the first quarter of 2016. See below for additional discussion on the sale of these loans. The loans sold during 2015 and 2014 primarily consisted of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $2 million and $8 million as of December 31, 2016 and 2015, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans at December 31, 2016 and 2015, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in millions)
South Atlantic	$753	$746	29%	28%
Pacific	722	709	28	27
Mountain	234	242	9	9
West North Central	212	217	8	8
East North Central	195	208	8	8
Middle Atlantic	191	203	7	8
West South Central	122	128	5	5
New England	84	115	3	4
East South Central	80	68	3	3

	2,593	2,636	100%	100%

Less: allowance for loan losses	19	19

Total	$2,574	$2,617

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in millions)
Retail	$916	$947	35%	36%
Office	473	522	18	20
Apartments	483	473	19	18
Industrial	430	444	17	17
Mixed use	42	35	2	1
Hotel	41	34	1	1
Other	208	181	8	7

	2,593	2,636	100%	100%

Less: allowance for loan losses	19	19

Total	$2,574	$2,617

Residential Mortgage Loans

The recorded investment in residential mortgage loans at December 31, 2016 and 2015 was $300 million and $594 million, respectively. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2016 and 2015, no allowance for loan losses was recorded.

On March 30, 2016, the Company sold $250 million (amortized cost, net of unamortized discount) of its residential mortgage loans to an unaffiliated third party. The Company received cash proceeds of $260 million and recognized a gain of $10 million. As a result of the sale, the Company’s unamortized discount related to its residential mortgage loans was reduced from $21 million at December 31, 2015 to nil at December 31, 2016.

As of December 31, 2016 and 2015, approximately 2% and 4%, respectively, of residential mortgage loans had FICO scores below 640. As of December 31, 2016 and 2015, nil and approximately 1%, respectively, of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 52% and 37% of the portfolio as of December 31, 2016 and 2015, respectively, and in Colorado and Washington representing 18% and 13%, respectively, of the portfolio as of December 31, 2016. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans at December 31, 2016 and 2015 was $392 million and $452 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2016 and 2015 were $1 million and $5 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2016, 2015 and 2014. The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2016, 2015 and 2014. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact of unlocking for the year ended December 31, 2016 primarily reflected continued low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business resulted in loss recognition due to continued low interest rates, higher morbidity and higher reinsurance expenses, slightly offset by premium increases. The impact of unlocking for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency. The impact of unlocking for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption.

RiverSource Life Insurance Company

The balances of and changes in DAC were as follows:

(in millions)	2016		2015	2014
Balance at January 1(1)	$2,693		$2,581	$2,638
Capitalization of acquisition costs	279	(2)	275	260
Amortization, excluding the impact of valuation assumptions review	(253)		(267)	(286)
Amortization, impact of valuation assumptions review	(81	)(3)	(6)	(7)
Impact of change in net unrealized securities (gains) losses	(27)		110	(24)
Balance at December 31(1)	$2,611		$2,693	$2,581

(1)	Prior period DAC balances have been restated for the correction of the commission expense accrual for certain insurance and annuity products. See Note 1 for more information.
(2)

Includes a $27 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(3)	Includes a $58 million expense related to the loss recognition on LTC business.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2016	2015	2014
Balance at January 1	$334	$361	$409
Capitalization of sales inducement costs	5	4	5
Amortization, excluding the impact of valuation assumptions review	(42)	(52)	(52)
Amortization, impact of valuation assumptions review	4	1	(2)
Impact of change in net unrealized securities losses	—	20	1
Balance at December 31	$301	$334	$361

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with long term care benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2016 and 2015, traditional life and UL insurance in force aggregated $196.5 billion and $196.3 billion, respectively, of which $142.4 billion and $144.2 billion, respectively, were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

RiverSource Life Insurance Company

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Direct premiums	$642	$629	$645
Reinsurance ceded	(225)	(223)	(222)
Net premiums	$417	$406	$423

Policy and contract charges are presented on the Consolidated Statements of Income net of $110 million, $107 million and $94 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recovered on all contracts was $318 million, $287 million and $253 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recoverables include approximately $2.0 billion and $1.9 billion related to LTC risk ceded to Genworth as of December 31, 2016 and 2015, respectively. Included in policyholder account balances, future policy benefits and claims is $529 million and $551 million related to previously assumed reinsurance arrangements as of December 31, 2016 and 2015, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2016		2015
Policyholder account balances
Fixed annuities	$10,565		$11,239
Variable annuity fixed sub-accounts	5,211		4,912
VUL/UL insurance	3,007		2,897
IUL insurance	1,054		808
Other life insurance	758		794
Total policyholder account balances	20,595		20,650
Future policy benefits
Variable annuity GMWB	1,017		1,057
Variable annuity GMAB	(24	)(1)	—
Other annuity liabilities	64		31
Fixed annuities life contingent liabilities	1,497		1,501
EIA(2)	25		27
Life, DI and LTC insurance	5,556		5,112
VUL/UL and other life insurance additional liabilities	588		452
Total future policy benefits	8,723		8,180
Policy claims and other policyholders’ funds	196		199
Total policyholder account balances, future policy benefits and claims	$29,514		$29,029

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at December 31, 2016 reported as a contra liability.
(2)	Includes approximately $23 million and $25 million of policyholder account balances as of December 31, 2016 and 2015, respectively.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% at December 31, 2016, depending on year of issue, with an average rate of approximately 4.37%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s EIA product is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

RiverSource Life Insurance Company

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an equity indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company currently hedges the interest rate risk related to the equity indexed account with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies is based on the net level premium and includes the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% at December 31, 2016. Anticipated interest rates for DI policies ranged from 3% to 7.5% at December 31, 2016 and for LTC policies ranged from 5.9% to 6.5% at December 31, 2016.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.75% and 6.25% for DI and LTC claims, respectively, at December 31, 2016.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2016	2015
Variable annuity	$69,606	$69,333
VUL insurance	6,659	6,637
Other insurance	33	34
Total	$76,298	$76,004

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

RiverSource Life Insurance Company

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2016				December 31, 2015
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$56,143	$54,145	$208	65	$54,716	$52,871	$297	65
Five/six-year reset	8,878	6,170	22	66	9,307	6,731	78	65
One-year ratchet	6,426	6,050	110	68	6,747	6,379	266	67
Five-year ratchet	1,542	1,483	7	64	1,613	1,556	20	63
Other	965	942	86	71	887	869	82	71
Total — GMDB	$73,954	$68,790	$433	65	$73,270	$68,406	$743	65
GGU death benefit	$1,047	$996	$108	68	$1,056	$1,004	$113	67
GMIB	$245	$227	$13	68	$270	$251	$17	68
GMWB:
GMWB	$2,650	$2,642	$2	70	$3,118	$3,109	$2	69
GMWB for life	39,436	39,282	495	66	37,301	37,179	330	66
Total — GMWB	$42,086	$41,924	$497	66	$40,419	$40,288	$332	66
GMAB	$3,484	$3,476	$21	59	$4,018	$4,006	$31	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

RiverSource Life Insurance Company

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2016		December 31, 2015
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,376	64	$6,601	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2014	$4	$6	$(383)	$(62)	$206
Incurred claims	9	1	1,076	21	75
Paid claims	(4)	—	—	—	(18)
Balance at December 31, 2014	9	7	693	(41)	263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	14	8	1,057	—	332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	$16	$8	$1,017	$(24)	$434

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2016	2015
Mutual funds:
Equity	$40,622	$39,806
Bond	23,142	23,700
Other	5,326	5,241
Total mutual funds	$69,090	$68,747

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2016, 2015 and 2014.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2016 and 2015.

RiverSource Life Insurance Co. of New York, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life Insurance Co. of New York’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2016 and 2015.

RiverSource Life Insurance Company

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2016 and 2015.

12.  SHORT-TERM BORROWINGS
The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2016 and 2015, the Company has pledged $33 million and $30 million, respectively, of agency residential mortgage backed securities and $19 million and $22 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2016 and 2015 was $50 million. The remaining maturity of outstanding repurchase agreements was less than three months and less than one month as of December 31, 2016 and 2015, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2016 and 2015 was 0.9% and 0.5%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $771 million and $290 million as of December 31, 2016 and 2015, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2016 and 2015 was $150 million. The remaining maturity of outstanding FHLB advances was less than four months and less than three months as of December 31, 2016 and 2015, respectively. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2016 and 2015 was 0.8% and 0.5%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,955	$1,157	$14,112
Residential mortgage backed securities	—	3,300	115	3,415
Commercial mortgage backed securities	—	2,857	—	2,857
State and municipal obligations	—	1,229	—	1,229
Asset backed securities	—	792	13	805
Foreign government bonds and obligations	—	261	—	261
U.S. government and agencies obligations	3	—	—	3
Total Available-for-Sale securities: Fixed maturities	3	21,394	1,285	22,682
Common stocks	6	4	—	10
Cash equivalents	—	302	—	302
Other assets:
Interest rate derivative contracts	—	1,735	—	1,735
Equity derivative contracts	42	1,481	—	1,523
Credit derivative contracts	—	1	—	1
Foreign exchange derivative contracts	—	80	—	80
Other derivative contracts	1	6	—	7
Total other assets	43	3,303	—	3,346
Separate account assets measured at NAV				76,298	(1)
Total assets at fair value	$52	$25,003	$1,285	$102,638

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	464	464
GMWB and GMAB embedded derivatives	—	—	614	614	(2)
Total policyholder account balances, future policy benefits and claims	—	5	1,078	1,083	(3)
Other liabilities:
Interest rate derivative contracts	1	964	—	965
Equity derivative contracts	2	1,986	—	1,988
Foreign exchange derivative contracts	2	45	—	47
Other derivative contracts	—	1	—	1
Total other liabilities	5	2,996	—	3,001
Total liabilities at fair value	$5	$3,001	$1,078	$4,084

RiverSource Life Insurance Company

	December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,139	$1,235	$14,374
Residential mortgage backed securities	—	3,054	21	3,075
Commercial mortgage backed securities	—	2,133	3	2,136
State and municipal obligations	—	1,149	—	1,149
Asset backed securities	—	643	133	776
Foreign government bonds and obligations	—	223	—	223
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	20,376	1,392	21,772
Common stocks	3	4	—	7
Cash equivalents	48	285	—	333
Other assets:
Interest rate derivative contracts	—	1,882	—	1,882
Equity derivative contracts	92	1,477	—	1,569
Credit derivative contracts	—	2	—	2
Foreign exchange derivative contracts	1	54	—	55
Total other assets	93	3,415	—	3,508
Separate account assets measured at NAV				76,004	(1)
Total assets at fair value	$148	$24,080	$1,392	$101,624

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	364	364
GMWB and GMAB embedded derivatives	—	—	851	851	(4)
Total policyholder account balances, future policy benefits and claims	—	5	1,215	1,220	(5)
Other liabilities:
Interest rate derivative contracts	—	948	—	948
Equity derivative contracts	45	1,930	—	1,975
Foreign exchange derivative contracts	1	16	—	17
Total other liabilities	46	2,894	—	2,940
Total liabilities at fair value	$46	$2,899	$1,215	$4,160

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position at December 31, 2016.

(3)	The Company’s adjustment for nonperformance risk resulted in a $498 million cumulative decrease to the embedded derivatives at December 31, 2016.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position at December 31, 2015.

(5)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives at December 31, 2015.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Other Derivative Contracts
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(4)
Other comprehensive income	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(4)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(3)	(511	)(4)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(3)	$(448	)(4)	$(435)

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive income	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015	$(1)	$—	$—	$1	$— (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total losses included in:
Net income	27	(3)	105	(4)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized losses relating to liabilities held at December 31, 2015	$27	(3)	$127	(4)	$154

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (2)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014	$(1)	$—	$1	$1	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$125		$(575)		$(450)
Total losses included in:
Net income	40	(3)	811	(4)	851
Issues	90		254		344
Settlements	(13)		(11)		(24)
Balance, December 31, 2014	$242		$479		$721
Changes in unrealized losses relating to liabilities held at December 31, 2014	$40	(3)	$811	(4)	$851

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains in the Consolidated Statements of Income.
(3)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(4)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $98 million, $74 million and $124 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2016, 2015 and 2014, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,154	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$464	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$614	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

RiverSource Life Insurance Company

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,221	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$364	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$851	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available,

RiverSource Life Insurance Company

compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The fair value of certain derivatives measured using pricing models which include significant unobservable inputs are classified as Level 3 within the fair value hierarchy. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2016 and 2015. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and

RiverSource Life Insurance Company

the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2016 and 2015. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2016
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,874	$—	$—	$2,865	$2,865
Policy loans	830	—	—	807	807
Other investments	402	—	364	43	407

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,906	$—	$—	$11,417	$11,417
Short-term borrowings	200	—	200	—	200
Other liabilities	177	—	—	169	169
Separate account liabilities measured at NAV	341				341	(1)

	December 31, 2015
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,211	$—	$—	$3,254	$3,254
Policy loans	823	—	—	803	803
Other investments	463	—	416	33	449

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$11,523	$—	$—	$12,424	$12,424
Short-term borrowings	200	—	200	—	200
Other liabilities	117	—	—	113	113
Separate account liabilities measured at NAV	360				360	(1)

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third-party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

RiverSource Life Insurance Company

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships and other real estate partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2016, 2015 and 2014, the Company earned $313 million, $311 million and $295 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $158 million, $162 million and $158 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $40 million, $41 million and $40 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $400 million, $437 million and $431 million for the years ended December 31, 2016, 2015 and 2014, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Cash dividends paid to Ameriprise Financial	$1,000	$800	$900
Cash dividends received from RiverSource Life of NY	50	25	24
Cash dividend received from RTA	15	—	30
Cash dividend received from RiverSource REO 1, LLC (1)	31	—	—

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

On February 8, 2017, the Company’s board of directors declared a cash dividend of $300 million to Ameriprise Financial, payable on or before March 20, 2017, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, advance notification was provided to state insurance regulators prior to all dividend payments. See Note 15 for additional information.

During the year ended December 31, 2014, RiverSource Life Insurance Company made cash contributions to RTA of $15 million for ongoing funding commitments related to affordable housing partnership investments.

RiverSource Life Insurance Company

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to (from) Ameriprise Financial for federal income taxes was $168 million and $(88) million at December 31, 2016 and 2015, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $275 million and $954 million as of December 31, 2016 and 2015, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.0 billion and $3.7 billion at December 31, 2016 and 2015, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Statutory net gain from operations(1)	$834	$1,033	$1,412
Statutory net income(1)	322	633	1,154

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $4 million and $5 million at December 31, 2016 and 2015, respectively, were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,822	$—	$2,822	$(2,161)	$(374)	$(235)	$52
OTC cleared	510	—	510	(507)	(3)	—	—
Exchange-traded	14	—	14	(2)	—	—	12
Total derivatives	$3,346	$—	$3,346	$(2,670)	$(377)	$(235)	$64

RiverSource Life Insurance Company

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,051	$—	$3,051	$(2,293)	$(354)	$(320)	$84
OTC cleared	417	—	417	(313)	(102)	—	2
Exchange-traded	40	—	40	(3)	—	—	37
Total derivatives	$3,508	$—	$3,508	$(2,609)	$(456)	$(320)	$123

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,481	$—	$2,481	$(2,161)	$—	$(312)	$8
OTC cleared	515	—	515	(507)	(8)	—	—
Exchange-traded	5	—	5	(2)	—	—	3
Total derivatives	3,001	—	3,001	(2,670)	(8)	(312)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,051	$—	$3,051	$(2,670)	$(8)	$(362)	$11

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,624	$—	$2,624	$(2,293)	$—	$(331)	$—
OTC cleared	313	—	313	(313)	—	—	—
Exchange-traded	3	—	3	(3)	—	—	—
Total derivatives	2,940	—	2,940	(2,609)	—	(331)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,990	$—	$2,990	$(2,609)	$—	$(381)	$—

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

RiverSource Life Insurance Company

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2016			December 31, 2015
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$71,019	$1,735	$965	$62,591	$1,882	$948
Equity contracts	59,401	1,523	1,988	69,009	1,569	1,975
Credit contracts	1,039	1	—	600	2	—
Foreign exchange contracts	4,494	80	47	4,155	55	17
Other contracts	1,258	7	1	2,150	—	—
Total non-designated hedges	137,211	3,346	3,001	138,505	3,508	2,940
Embedded derivatives
GMWB and GMAB (3)	N/A	—	614	N/A	—	851
IUL	N/A	—	464	N/A	—	364
EIA	N/A	—	5	N/A	—	5
Total embedded derivatives	N/A	—	1,083	N/A	—	1,220
Total derivatives	$137,211	$3,346	$4,084	$138,505	$3,508	$4,160

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and EIA embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2016 included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2016 and 2015, investment securities with a fair value of $235 million and $323 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $118 million and $193 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2016 and 2015, the Company had sold, pledged, or rehypothecated $19 million and nil, respectively, of these securities. In addition, at December 31, 2016 and 2015, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

(in millions)	Net Investment Income	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2016
Interest rate contracts	$—	$—	$38
Equity contracts	—	20	(836)
Credit contracts	—	—	2
Other contracts	—	—	(23)
GMWB and GMAB embedded derivatives	—	—	237
IUL embedded derivatives	—	15	—
Total gain (loss)	$—	$35	$(582)
Year Ended December 31, 2015
Interest rate contracts	$—	$—	$241
Equity contracts	—	(10)	(304)
Credit contracts	—	—	(1)
Foreign exchange contracts	—	—	13
Other contracts	—	—	(14)
GMWB and GMAB embedded derivatives	—	—	(372)
IUL embedded derivatives	—	(8)	—
EIA embedded derivatives	—	1	—
Total loss	$—	$(17)	$(437)
Year Ended December 31, 2014
Interest rate contracts	$3	$—	$1,122
Equity contracts	—	21	(304)
Credit contracts	—	—	(33)
Foreign exchange contracts	—	—	(9)
Other contracts	—	—	(1)
GMWB and GMAB embedded derivatives	—	—	(1,054)
IUL embedded derivatives	—	(27)	—
EIA embedded derivatives	—	(2)	—
Total gain (loss)	$3	$(8)	$(279)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2016:

(in millions)	Premiums Payable	Premiums Receivable
2017	$251	$75
2018	208	128
2019	253	169
2020	175	98
2021	166	106
2022-2026	570	131
Total	$1,623	$707

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

RiverSource Life Insurance Company

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses futures, options and swaptions. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are either interest rate contracts or equity contracts. The Company’s macro hedge derivatives are included in Other contracts in the tables above.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. The equity component of the EIA and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2016, the Company held no derivatives that were designated as cash flow hedges. At December 31, 2016, the Company expects to reclassify $5 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2016 and 2015, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2016, 2015 and 2014, the amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized losses included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is two years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2016 and 2015, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $206 million and $243 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2016 and 2015 was $198 million and $243 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2016 and 2015 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $8 million and nil, respectively.

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Year Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$350	$(124)	$226
Reclassification of net securities gains included in net income(2)	(17)	6	(11)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized securities gains	91	(33)	58
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive income	$97	$(35)	$62

RiverSource Life Insurance Company

	Year Ended December 31, 2015
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities gains included in net income(2)	(6)	2	(4)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities losses	(523)	185	(338)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(517)	$183	$(334)

	Year Ended December 31, 2014
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$445	$(156)	$289
Reclassification of net securities gains included in net income(2)	(40)	14	(26)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(290)	101	(189)
Net unrealized securities gains	115	(41)	74
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	7	(2)	5
Net unrealized derivatives gains	7	(2)	5
Other comprehensive income	$122	$(43)	$79

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Total
Balance, January 1, 2014	$667	$(17)	$650
OCI before reclassifications	100	—	100
Amounts reclassified from AOCI	(26)	5	(21)
Total OCI	74	5	79
Balance, December 31, 2014	741 (1)	(12)	729
OCI before reclassifications	(334)	—	(334)
Amounts reclassified from AOCI	(4)	4	—
Total OCI	(338)	4	(334)
Balance, December 31, 2015	403 (1)	(8)	395
OCI before reclassifications	69	—	69
Amounts reclassified from AOCI	(11)	4	(7)
Total OCI	58	4	62
Balance, December 31, 2016	$461 (1)	$(4)	$457

(1)

Includes nil, $2 million and $2 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2016, 2015 and 2014, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Current income tax
Federal	$18	$234	$2
State	1	2	(2)
Total current income tax	19	236	—
Deferred income tax
Federal	6	(91)	202
State	(1)	—	7
Total deferred income tax	5	(91)	209
Total income tax provision	$24	$145	$209

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2016	2015	2014
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(17.1)	(14.0)	(10.4)
Low income housing tax credits	(9.4)	(6.1)	(4.7)
Foreign tax credit, net of addback	(3.8)	—	(1.0)
State taxes, net of federal benefit	—	—	0.3
Taxes applicable to prior years	(2.0)	—	(0.4)
Other, net	0.7	(0.9)	(1.0)
Income tax provision	3.4%	14.0%	17.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2015 compared to 2014 was primarily due to an increase in the dividends received deduction compared to 2014 and slightly lower pretax income.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2016	2015
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,144	$1,357
Investment related	236	55
Other	13	15
Gross deferred income tax assets	1,393	1,427
Less: valuation allowance	8	8
Total deferred income tax assets	1,385	1,419
Deferred income tax liabilities
Deferred acquisition costs	695	709
Net unrealized gains on Available-for-Sale securities	251	217
Deferred sales inducement costs	113	125
Depreciation	23	23
Other	—	3
Gross deferred income tax liabilities	1,082	1,077
Net deferred income tax assets	$303	$342

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $7 million, net of federal benefit, which will expire beginning December 31, 2017. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $8 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2016	2015	2014
Balance at January 1	$95	$160	$144
Additions based on tax positions related to the current year	6	11	13
Additions for tax positions of prior years	31	29	21
Reductions for tax positions of prior years	(68)	(105)	(18)
Settlements	(5)	—	—
Balance at December 31	$59	$95	$160

If recognized, approximately $6 million, $9 million and $7 million, net of federal tax benefits, of unrecognized tax benefits at December 31, 2016, 2015 and 2014, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $50 million to $60 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $39 million, and a net increase of $1 million, and $4 million in interest and penalties for the years ended December 31, 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, the Company had a payable of $2 million and $41 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In 2016, the Company received a settlement as final resolution to the 1997 through 2005 IRS audit. The IRS has completed its examination of the 2006 through 2011 tax returns and these years are effectively settled; however, the statutes of limitation, except for 2007, remain open for certain carryover adjustments. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 2010 through 2014 and remain open for all years after 2014.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2016	2015
Commercial mortgage loans	$68	$73
Residential mortgage loans	185	447
Affordable housing and other real estate partnerships	177	117
Total funding commitments	$430	$637

The decrease in residential mortgage loan funding commitments at December 31, 2016 compared to the prior period is primarily due to the sale of loans. See Note 6 for additional information.

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2016, these guarantees range from 1% to 5%.

Contingencies

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At December 31, 2016 and 2015, the estimated liability was $16 million and $13 million, respectively, and the related premium tax asset was $14 million and $12 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2017 RiverSource Life Insurance Company. All rights reserved.

S-6407 CC (5/17)